As filed with the Securities and Exchange Commission on February
26, 2004
                                                File Nos.33-31326
                                                         811-5878

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre- Effective Amendment No. _____

   Post-Effective Amendment No.  28                   (X)

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    29                                (X)

                  FRANKLIN VALUE INVESTORS TRUST
         (Formerly Franklin Balance Sheet Investment Fund)
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

 Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b)
  [X]  on March 1, 2004 pursuant to paragraph (b)
  [ ]  60 days after filing pursuant to paragraph (a)(i)
  [ ]  on (date) pursuant to paragraph (a)(i)
  [ ]  75 days after filing pursuant to paragraph (a)(ii)
  [ ]  on [date] pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








MARCH 1, 2004

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS  CLASS A, B, C & R

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund - Class A, B, C & R
Franklin Large Cap Value Fund - Class A, B, C & R
Franklin MicroCap Value Fund - Class A
Franklin Small Cap Value Fund - Class A, B, C & R


























[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Franklin Balance Sheet Investment Fund               2

Franklin Large Cap Value Fund                       10

Franklin MicroCap Value Fund                        18

Franklin Small Cap Value Fund                       26

More Information on Investment
    Policies, Practices and Risks                   34

Management                                          36

Distributions and Taxes                             38

Financial Highlights                                40


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


Choosing a Share Class                              53

Buying Shares                                       61

Investor Services                                   64

Selling Shares                                      67

Exchanging Shares                                   70

Account Policies                                    77

Questions                                           83


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]


Back Cover

FRANKLIN BALANCE SHEET INVESTMENT FUND

THE FUND IS CLOSED TO ALL NEW INVESTORS, EXCEPT FOR 529 GIFT PRODUCT INVESTORS AND NEW PARTICIPANTS IN EXISTING RETIREMENT PLANS. YOU WILL BE ABLE TO CONTINUE TO ADD TO YOUR EXISTING ACCOUNT THROUGH NEW PURCHASES, INCLUDING PURCHASES THROUGH REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, AND EXCHANGES. THE FUND RESERVES THE RIGHT TO MODIFY THIS POLICY AT ANY TIME.


GOAL AND STRATEGIES

GOAL

The Fund's investment goal is high total return of which capital appreciation and income are components.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests most of its assets in equity securities of companies the Fund's manager believes are undervalued at the time of purchase but that have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

[Begin callout]
The Fund normally invests most of its assets in common stocks of undervalued companies that have the potential for capital appreciation.
[End callout]

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a general market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) and cyclical downturns.

The Fund employs a bottom-up stock selection process; the manager invests in securities without regard to benchmark comparisons. In choosing investments, the manager conducts an in-depth analysis of a company's balance sheet, as well as applying other elements of securities analysis. The equity securities bought by the Fund will typically be purchased at a low price relative to book value. Although the price may be above the company's book value, the ratio of price-to-book value typically will be lower than 80% of those companies from which comparable data may be obtained. Book value is defined as the common stockholders' equity. In addition to book value, the manager may consider a variety of other factors in choosing an investment, such as quality of management, ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products, underutilized assets, and other factors that may identify the issuer as a potential turnaround candidate or takeover target.

While the Fund may invest in companies of any size, it may invest a substantial portion of its assets in small capitalization companies, which have a market capitalization of $2.5 billion or less at the time of the Fund's investment (sometimes called "small cap"). Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The Fund currently intends to limit its investment in to no more than
15% of its total assets. Investing in foreign securities may involve more risks than investing in U.S. securities.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1


[Insert bar graph]

1.50%   30.04% 17.51% 25.97%-0.61% -1.53% 20.47% 17.70% -5.96% 29.58%
----------------------------------------------------------------------
  94      95     96    97     98     99     00     01     02     03
                                 YEAR

----------------------------------------------------------------------
Best Quarter:                             Q2'99       17.59%
----------------------------------------------------------------------
Worst Quarter:                            Q3'98      -13.56%
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2003

----------------------------------------------------------------------
                              1 YEAR    5 YEARS   10 YEARS
----------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Class A/2
----------------------------------------------------------------------
Return Before Taxes           22.14%     9.90%    12.03%
----------------------------------------------------------------------
Return After Taxes on
----------------------------------------------------------------------
Distributions                 21.93%     9.14%    10.57%
----------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                   14.61%     8.17%     9.77%
----------------------------------------------------------------------
Russell 2000 Value Index/3    46.03%    12.28%    12.70%
----------------------------------------------------------------------
(index reflects no deduction
for fees, expenses, or taxes)


                                                  SINCE INCEPTION
                                        1 YEAR    (3/1/01)
----------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Class B/2             24.60%    10.10%
Russell 2000 Value Index/3              46.03%    13.66%

                                                  SINCE INCEPTION
                                        1 YEAR    (3/1/01)
----------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Class C/2             26.33%    10.61%
Russell 2000 Value Index/3              46.03%    13.66%

                                                  SINCE INCEPTION
                              1 YEAR    5 YEARS   10 YEARS
----------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Class R/2,4  28.32%    10.94%    12.47%
Russell 2000 Value Index/3     46.03%    12.28%    12.70%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal (Russell 2000 Value Index). The unmanaged Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%     4.00%    1.00%     1.00%
-------------------------------------------------------------------------
  Load imposed on purchases          5.75%     None     None      None
-------------------------------------------------------------------------
  Maximum deferred sales charge      None/1    4.00%/2  1.00%     1.00%
(load)
-------------------------------------------------------------------------
  Redemption fee on shares held      2.00%     2.00%    2.00%     2.00%
  less than 30 days/3
-------------------------------------------------------------------------
Please see "Choosing a Share Class" on page 53 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES   (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A CLASS B  CLASS C CLASS R
-------------------------------------------------------------------------
Management fees/4                     0.46%   0.46%    0.46%   0.46%
-------------------------------------------------------------------------
Distribution and service (12b-1)      0.23%   1.00%    1.00%   0.50%
fees/5
-------------------------------------------------------------------------
Other expenses                        0.31%   0.31%    0.31%   0.31%
-------------------------------------------------------------------------
Total annual Fund operating           1.00%   1.77%    1.77%   1.27%
expenses/4
-------------------------------------------------------------------------
Management fee reduction/4           -0.02%  -0.02%   -0.02%  -0.02%
-------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES/4   0.98%   1.75%    1.75%   1.25%
-------------------------------------------------------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
4. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
5. The 12b-1 fees appearing in the table have been adjusted to reflect actual 12b-1 fees being accrued and paid as a result of the Fund's closure to most investors. Class A total annual Fund operating expenses appearing in the table differ from the ratio of expenses to average net assets shown on page 40 due to this adjustment.

EXAMPLE


This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $669/1    $869     $1,086    $1,707
-------------------------------------------------------------------------
CLASS B                        $578      $851     $1,149    $1,859/2
-------------------------------------------------------------------------
CLASS C/3                      $278      $551     $949      $2,062
-------------------------------------------------------------------------
CLASS R                        $227      $397     $686      $1,511
-------------------------------------------------------------------------
If you do not sell your
shares:
-------------------------------------------------------------------------
CLASS B                        $178      $551     $949      $1,859/2
-------------------------------------------------------------------------
CLASS C/3                      $178      $551     $949      $2,062
-------------------------------------------------------------------------
CLASS R                        $127      $397     $686      $1,511
-------------------------------------------------------------------------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $375, $646, $1,039 and $2,142, respectively, if you sell your shares at the end of the period or $276, $646, $1,039 and $2,142, respectively, if you do not sell your shares.

FRANKLIN LARGE CAP VALUE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large-capitalization companies. Large-capitalization companies are those with market capitalizations (share price times the number of common stock shares outstanding) that are similar in size to those in the Russell 1000 Index, at the time of purchase. That index is designed to measure the 1,000 largest companies in the investable U.S. equity market. The Fund generally expects that its portfolio median market cap will significantly exceed the index's median market cap. Shareholders will be given 60 days' advance notice of any change to the 80% policy regarding investments in large cap companies.

The Fund will invest in equity securities the Fund's manager believes are undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. Following this strategy, the Fund will invest in companies with, for example:


o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales -- all relative to the market, a company's industry or a company's earnings growth


o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion

o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks

[Begin Callout]
The Fund normally invests in large-capitalization companies that the manager believes are undervalued relative to the market or the company's industry group. [End Callout]

The Fund employs a bottom-up stock selection process; the manager invests in securities without regard to benchmark comparisons.

The Fund may invest up to 15% of its total assets in foreign securities.

MAIN RISKS

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

[Begin Callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End Callout]

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's return for the past three calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1


[Insert bar graph]

7.67%    -15.52%    25.94%
--------------------------
   01       02     03
           YEAR

-------------------------------------------------------------------
Best Quarter:                             Q2 '03      14.95%
-------------------------------------------------------------------
Worst Quarter:                            Q3 '02     -19.07%
-------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2003


                                                    SINCE INCEPTION
                                           1 YEAR     (6/1/00)
-------------------------------------------------------------------
Franklin Large Cap Value Fund - Class A/2
-------------------------------------------------------------------
Return Before Taxes                        18.68%     7.06%
-------------------------------------------------------------------
Return After Taxes on Distributions        18.61%     6.72%
-------------------------------------------------------------------
Return After Taxes on Distributions and
Sale of Fund Shares                        12.24%     5.86%
-------------------------------------------------------------------
Russell 1000 Value Index/3                 30.03%     2.85%
-------------------------------------------------------------------
(index reflects no deduction  for fees,
expenses, or taxes)

                                                    SINCE INCEPTION
                                           1 YEAR     (6/1/00)
-------------------------------------------------------------------
Franklin Large Cap Value Fund - Class B/2   21.10%     7.52%
-------------------------------------------------------------------
Russell 1000 Value Index/3                  30.03%     2.85%
-------------------------------------------------------------------

                                                    SINCE INCEPTION
                                           1 YEAR     (6/1/00)
-------------------------------------------------------------------
Franklin Large Cap Value Fund - Class C/2  22.73%     7.91%
-------------------------------------------------------------------
Russell 1000 Value Index/3                 30.03%     2.85%
-------------------------------------------------------------------

                                                    SINCE INCEPTION
                                           1 YEAR     (6/1/00)
-------------------------------------------------------------------
Franklin Large Cap Value Fund -
Class R/2.4                                 24.72%     8.70%
-------------------------------------------------------------------
Russell 1000 Value Index/3                  30.03%     2.85%
-------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, the return would be lower.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal (Russell 1000 Value Index). The unmanaged Russell 1000 Value Index is a total return index that comprises stocks from the Russell 1000 Index with a less-than-average growth orientation. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective August 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B CLASS C  CLASS R
------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%   1.00%    1.00%
------------------------------------------------------------------------
  Load imposed on purchases         5.75%      None    None     None
------------------------------------------------------------------------
  Maximum deferred sales charge     None/1     4.00%/2 1.00%    1.00%
  (load)
------------------------------------------------------------------------
  Redemption Fee on shares held     2.00%      2.00%   2.00%    2.00%
  less than 30 days/3
------------------------------------------------------------------------

Please see "Choosing a Share Class" on page 53 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES     (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A   CLASS B CLASS C  CLASS R
------------------------------------------------------------------------
Management fees/4                      0.55%     0.55%   0.55%    0.55%
------------------------------------------------------------------------
Distribution and service (12b-1)       0.35%     1.00%   1.00%    0.50%
fees
------------------------------------------------------------------------
Other expenses (including
administration fees)                   0.53%     0.53%   0.53%    0.53%
------------------------------------------------------------------------
Total annual Fund operating            1.43%     2.08%   2.08%    1.58%
expenses/4
------------------------------------------------------------------------
Management fee reduction/4            -0.04%    -0.04%  -0.04%   -0.04%
------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES/4   1.39%     2.04%   2.04%    1.54%
------------------------------------------------------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
4. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE


This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;

o  Your investment has a 5% return each year; and

o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


------------------------------------------------------------------------
                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $708/1    $990     $1,292    $2,148
------------------------------------------------------------------------
CLASS B                        $607      $940     $1,298    $2,202/2
------------------------------------------------------------------------
CLASS C/3                      $307      $640     $1,098    $2,369
------------------------------------------------------------------------
CLASS R                        $257      $486     $839      $1,834
------------------------------------------------------------------------
If you do not sell your shares:
CLASS B                        $207      $640     $1,098    $2,202/2
------------------------------------------------------------------------
CLASS C/3                      $207      $640     $1,098    $2,369
------------------------------------------------------------------------
CLASS R                        $157      $486     $839      $1,834
------------------------------------------------------------------------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $404, $733, $1,187 and $2,445, respectively, if you sell your shares at the end of the period or $305, $733, $1,187 and $2,445, respectively, if you do not sell your shares.

FRANKLIN MICROCAP VALUE FUND

EXCEPT FOR SELECT RETIREMENT PLANS, WHICH INCLUDE FRANKLIN TEMPLETON VALUSELECT(R), FRANKLIN TEMPLETON RECORDKEEPING SOLUTION, AND FRANKLIN TEMPLETON EXECUTIVE ADVANTAGE, THE FUND is closed to new investors, BUT WILL ALLOW ADDITIONAL PURCHASES FROM EXISTING SHAREHOLDERS. THE FUND RESERVES THE RIGHT TO MODIFY THIS POLICY AT ANY TIME.


GOAL AND STRATEGIES

GOAL

The Fund's investment goal is high total return, of which capital appreciation and income are components.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of microcap companies. Microcap companies are companies with market capitalizations (share price times the number of shares of common stock outstanding) under $400 million at the time of purchase. Shareholders will be given 60 days' advance notice of any change to the 80% policy regarding investments in microcap companies.

The Fund invests in equity securities of companies that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

A stock price is undervalued, or a "value" when it trades at less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The Fund's manager may consider a company to be undervalued because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a general market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds)or cyclical downturns.

[Begin callout]
The Fund normally invests most of its assets in common stocks of undervalued microcap companies that the Fund's manager believes have the potential for capital appreciation.
[End callout]

The Fund employs a bottom-up stock selection process; the manager invests in securities without regard to benchmark comparisons. In choosing investments, the manager conducts an in-depth analysis of a company's balance sheet. The equity securities of a company bought by the Fund will typically be purchased at low prices relative to book value. In addition to book value, the manager may consider a variety of other factors in choosing an investment, such as quality of management, ownership of valuable franchises, trademarks or trade names, control of distribution networks, underutilized assets and market share for particular products, and other factors that may identify the issuer as a potential turnaround candidate or takeover target.

The Fund currently intends to limit its investment in foreign securities to no more than 15% of its total assets.

MAIN RISKS

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End callout]

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

SMALLER COMPANIES

While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past eight calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]


27.11%   27.71%  -6.76% -3.98%  12.07% 41.28%  4.01%  36.42%
------------------------------------------------------------------------
   96      97      98     99      00     01      02     03
                              YEAR

------------------------------------------------------------------------
Best Quarter:                             Q3 '97      17.05%
------------------------------------------------------------------------
Worst Quarter:                            Q3 '98     -18.41%
------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2003


                                                   SINCE INCEPTION
                              1 YEAR      5 YEARS    (12/12/95)
------------------------------------------------------------------------
Franklin MicroCap Value Fund
- Class A/2
------------------------------------------------------------------------
Return Before Taxes           28.56%      15.24%     15.19%
------------------------------------------------------------------------
Return After Taxes on         28.18%      13.97%     13.63%
Distributions
------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                   19.04%      12.70%     12.61%
------------------------------------------------------------------------
Russell 2000 Value Index/3    46.03%      12.28%     13.24%
------------------------------------------------------------------------
(index reflects no deduction for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal (Russell 2000 Value Index). The unmanaged Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A
------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%
------------------------------------------------------------------------
  Load imposed on purchases          5.75%
------------------------------------------------------------------------
  Maximum deferred sales charge      None/1
(load)
------------------------------------------------------------------------
  Redemption fee on shares held      2.00%
  less than 30 days/2
------------------------------------------------------------------------

Please see "Choosing a Share Class" on page 53 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES      (EXPENSES DEDUCTED FROM FUND ASSETS)

                                       CLASS A
------------------------------------------------------------------------
Management fees/3                       0.75%
------------------------------------------------------------------------
Distribution and service
(12b-1) fees                            0.25%
------------------------------------------------------------------------
Other expenses                          0.25%
------------------------------------------------------------------------
Total annual Fund operating expenses/3  1.25%
------------------------------------------------------------------------
Management fee reduction/3             -0.02%
------------------------------------------------------------------------
Net annual Fund operating expenses/3    1.23%
------------------------------------------------------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
3. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE


This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;

o  Your investment has a 5% return each year;

o  The Fund's operating expenses remain the same; and

o  You sell your shares at the end of the periods shown.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:
------------------------------------------------------------------------
 1 YEAR    3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------
  $693/1     $943     $1,212   $1,978
------------------------------------------------------------------------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.

FRANKLIN SMALL CAP VALUE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is long-term total return.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $2.5 billion at the time of purchase. Shareholders will be given 60 days' advance notice of any change to the 80% policy regarding investments in small capitalization companies.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:


o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales -- all relative to the market, a company's industry or a company's earnings growth


o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion

o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks


[Begin callout]
The Fund normally invests most of its assets in common stocks of small cap companies that the manager believes are selling below the underlying value of their assets.
[End callout]

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.


The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) such as those that comprise the Russell 2500 Index at the time of the Fund's investment (sometimes called "small cap"). The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past seven calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

29.37%   -23.75% -0.82%  22.22%  15.12% -9.63%    32.34%
------------------------------------------------------------
   97      98      99      00      01      02        03
                          YEAR

------------------------------------------------------------
Best Quarter:                             Q4 '01      22.46%
------------------------------------------------------------
Worst Quarter:                            Q3 '98     -25.32%
------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS     For the periods ended December 31, 2003

                                                 SINCE INCEPTION
                              1 YEAR      5 YEARS    (3/11/96)
----------------------------------------------------------------
Franklin Small Cap Value
Fund - Class A/2
----------------------------------------------------------------
Return Before Taxes           24.70%       9.48%      9.31%
----------------------------------------------------------------
Return After Taxes on
Distributions                 24.70%       9.45%      9.08%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                   16.06%       8.24%      8.05%
----------------------------------------------------------------
Russell 2000 Value Index/3    46.03%      12.28%     12.98%
----------------------------------------------------------------
(index reflects no deduction for fees, expenses, or taxes)

                                          SINCE INCEPTION
                              1 YEAR      (1/1/99)
----------------------------------------------------------------
Franklin Small Cap Value
Fund - Class B/2              27.48%       9.79%
Russell 2000 Value Index/3    46.03%      12.28%

                                                 SINCE INCEPTION
                              1 YEAR      5 YEARS    (9/3/96)
----------------------------------------------------------------
Franklin Small Cap Value
Fund - Class C/2              29.10%       9.84%      8.69%
Russell 2000 Value Index/3    46.03%      12.28%     13.23%

                                                 SINCE INCEPTION
                              1 YEAR      5 YEARS    (3/11/96)
----------------------------------------------------------------
Franklin Small Cap Value
Fund - Class R/2,4            31.15%      10.61%      9.96%
Russell 2000 Value Index/3    46.03%      12.28%     12.98%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal (Russell 2000 Value Index). The unmanaged Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Effective August 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES             (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                     CLASS A CLASS B  CLASS C CLASS R
----------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%   4.00%    1.00%   1.00%
----------------------------------------------------------------------
  Load imposed on purchases          5.75%   None     None    None
----------------------------------------------------------------------
  Maximum deferred sales charge     None/1   4.00%/2  1.00%   1.00%
  (load)
----------------------------------------------------------------------
  Redemption fee on shares held      2.00%   2.00%    2.00%   2.00%
  less than 30 days/3
----------------------------------------------------------------------

Please see "Choosing a Share Class" on page 53 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES    (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A CLASS B  CLASS C CLASS R
----------------------------------------------------------------------
Management fees/4                     0.75%   0.75%    0.75%   0.75%
----------------------------------------------------------------------
Distribution and service (12b-1)      0.35%   1.00%    1.00%   0.50%
fees
----------------------------------------------------------------------
Other expenses                        0.35%   0.35%    0.35%   0.35%
----------------------------------------------------------------------
Total annual Fund operating           1.45%   2.10%    2.10%   1.60%
expenses/4
----------------------------------------------------------------------
Management fee reduction/4           -0.01%  -0.01%   -0.01%  -0.01%
----------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES/4  1.44%   2.09%    2.09%   1.59%
----------------------------------------------------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
4. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE


This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
----------------------------------------------------------------------
CLASS A                        $713/1    $1,004   $1,317    $2,200
----------------------------------------------------------------------
CLASS B                        $612      $955     $1,324    $2,255/2
----------------------------------------------------------------------
CLASS C/3                      $312      $655     $1,124    $2,421
----------------------------------------------------------------------
CLASS R                        $262      $502     $866      $1,889
----------------------------------------------------------------------
If you do not sell your shares:
----------------------------------------------------------------------
CLASS B                        $212      $655     $1,124    $2,255/2
----------------------------------------------------------------------
CLASS C/3                      $212      $655     $1,124    $2,421
----------------------------------------------------------------------
CLASS R                        $162      $502     $866      $1,889
----------------------------------------------------------------------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $409, $748, $1,212 and $2,497, respectively, if you sell your shares at the end of the period or $310, $748, $1,212 and $2,497, respectively, if you do not sell your shares.

MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS

EQUITY SECURITIES

Each of the Funds invests primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

SECTOR FOCUS

Each Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, each Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.


INTEREST RATES

Increases in interest rates may have a negative effect on the types of companies in which each of the Funds normally invest because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager of each Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Funds may be unable to achieve their investment goals.


Each of the Funds is designed for long-term investors and not as a trading vehicle. None of the Funds is intended as a complete investment program and you should consider how a Fund fits your individual investment goals before you buy it.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

MANAGEMENT

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Funds' investment manager. Together, Advisory Services and its affiliates manage over $336 billion in assets.

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for the Funds. As a bottom-up adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow. The manager seeks bargains among the under researched and unloved - out of favor companies that offer, in the manager's opinion, good long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.

The team responsible for the Funds' management is:

WILLIAM J. LIPPMAN, PRESIDENT OF ADVISORY SERVICES
Mr. Lippman has been President of each Fund since inception and has more than 30 years' experience in the securities industry. He joined Franklin Templeton Investments in 1988.

BRUCE C. BAUGHMAN CPA, SENIOR VICE PRESIDENT OF ADVISORY SERVICES
Mr. Baughman has been a manager of each Fund since inception. He joined Franklin Templeton Investments in 1988.


MARGARET MCGEE, VICE PRESIDENT OF ADVISORY SERVICES
Ms. McGee has been a manager of each Fund since inception. She joined Franklin Templeton Investments in 1988.


DONALD G. TAYLOR CPA, SENIOR VICE PRESIDENT OF ADVISORY SERVICES
Mr. Taylor has been a manager of the Large Cap Value Fund and Small Cap Value Fund since inception and of the Balance Sheet Fund and MicroCap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

STEPHEN T. MADONNA CFA, PORTFOLIO MANAGER OF ADVISORY SERVICES
Mr. Madonna has been a manager of the Large Cap Value Fund since its inception. He joined Franklin Templeton Investments in 2000. Previously, he was an analyst at Palisade Capital Management and Standard & Poor's Equity Group.

Each Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended October 31, 2003, Advisory Services agreed in advance to reduce its fees to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

------------------------------------------------------------------
                                    MANAGEMENT
                                    FEES BEFORE
                                    ADVANCE        MANAGEMENT
                                    WAIVER (%)     FEES PAID (%)
------------------------------------------------------------------
Balance Sheet Fund                  0.46           0.44
------------------------------------------------------------------
Large Cap Value Fund                0.55           0.51
------------------------------------------------------------------
MicroCap Value Fund                 0.75           0.73
------------------------------------------------------------------
Small Cap Value Fund                0.75           0.74
------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

AVOID "BUYING A DIVIDEND." If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

DIVIDEND INCOME. Under the 2003 Tax Act, a portion of the income dividends paid to you by a Fund may be qualified dividends subject to a maximum tax rate of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 120-day period (121-day period under technical correction legislation recently introduced in Congress) beginning 60 days before the ex-dividend date of any dividend.

DISTRIBUTIONS OF CAPITAL GAINS. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets). SALES OF FUND SHARES. When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

BACKUP WITHHOLDING. If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.

OTHER TAX INFORMATION. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

FINANCIAL HIGHLIGHTS

This table presents each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                              YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
BALANCE SHEET FUND -       2003     2002   2001     2000    1999
CLASS A
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year           37.01    37.21    34.83   29.96   31.86
------------------------------------------------------------------------------
 Net investment income/1      .13      .25      .77     .31     .37
------------------------------------------------------------------------------
 Net realized and
 unrealized                  8.83      .87     2.95    5.15   (.68)
 gains (losses)
------------------------------------------------------------------------------
Total from investment        8.96     1.12     3.72    5.46   (.31)
operations
------------------------------------------------------------------------------
 Distributions from net
 investment income           (.25)    (.15)    (.73)   (.31)  (.43)
------------------------------------------------------------------------------
 Distributions from net
 realized gains              (.25)   (1.17)    (.61)   (.28) (1.16)
------------------------------------------------------------------------------
Total distributions          (.50)   (1.32)   (1.34)   (.59) (1.59)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF     45.47    37.01    37.21   34.83  29.96
YEAR
------------------------------------------------------------------------------
Total return (%)/2          24.51     2.85    10.96   18.47  (1.04)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year
($ x 1,000)              3,031,714  2,333,862  1,491,457  1,067,893  1,165,779
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
 Expenses                    1.00      .92      .96    1.06     .93
------------------------------------------------------------------------------
 Net investment income        .35      .63     2.14    1.00    1.19
------------------------------------------------------------------------------
Portfolio turnover rate     13.36    10.59    26.69    8.69   17.53
(%)
------------------------------------------------------------------------------

BALANCE SHEET FUND - CLASS B                      YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                                2003     2002    2001/3
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              36.64    37.04    37.26
------------------------------------------------------------------------------
 Net investment income          (.15)    (.08)     .28
 (loss)/1
------------------------------------------------------------------------------
 Net realized and
 unrealized gains               8.74      .91      .06
 ------------------------------------------------------------------------------
Total from investment           8.59      .83      .34
operations
------------------------------------------------------------------------------
 Distributions from net
 investment income              (.01)    (.06)    (.56)
 Distributions from net
 realized                        (.25)   (1.17)        -
 gains
------------------------------------------------------------------------------
Total distributions             (.26)   (1.23)    (.56)
------------------------------------------------------------------------------
Net asset value, end of        44.97    36.64    37.04
year
------------------------------------------------------------------------------
Total return (%)/2             23.58     2.08      .91
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year
($ x 1,000)                   103,877   89,241   20,982
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
 Expenses                      1.75     1.67    1.71/4
------------------------------------------------------------------------------
 Net investment income         (.40)    (.12)    .73/4
------------------------------------------------------------------------------
Portfolio turnover rate       13.36    10.59   26.69
(%)
------------------------------------------------------------------------------

BALANCE SHEET FUND - CLASS C                 YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                            2003     2002    2001/3
------------------------------------------------------------------------------
PER SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value,
beginning of year          36.67    37.06    37.26
------------------------------------------------------------------------------
 Net investment income      (.15)    (.08)     .33
(loss)/1
------------------------------------------------------------------------------
 Net realized and
unrealized gains            8.74      .92      .02
------------------------------------------------------------------------------
Total from investment       8.59      .84      .35
operations
------------------------------------------------------------------------------
 Distributions from net
 investment income              -    (.06)    (.55)
------------------------------------------------------------------------------
 Distributions from net
 realized                   (.25)   (1.17)        -
 gains
------------------------------------------------------------------------------
Total distributions         (.25)   (1.23)    (.55)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF    45.01    36.67    37.06
YEAR
------------------------------------------------------------------------------
Total return (%)/2         23.57     2.10      .94
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year
($ x 1,000)               127,925  118,219   29,920
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
 Expenses                   1.75     1.67     1.71/4
------------------------------------------------------------------------------
 Net investment income      (.40)    (.12)     .85/4
------------------------------------------------------------------------------
Portfolio turnover rate    13.36    10.59    26.69
(%)
------------------------------------------------------------------------------

BALANCE SHEET FUND - CLASS R        YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                             2003    2002/5
------------------------------------------------------------------------------
PER SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value,
beginning of year           36.92    39.98
------------------------------------------------------------------------------
 Net investment income/1      .03      .07
------------------------------------------------------------------------------
 Net realized and
 unrealized losses           8.82    (3.07)
 ------------------------------------------------------------------------------
Total from investment        8.85    (3.00)
operations
------------------------------------------------------------------------------
 Distributions from net
 investment income           (.22)    (.06)
------------------------------------------------------------------------------
 Distributions from net
 realized gains              (.25)        -
------------------------------------------------------------------------------
Total distributions          (.47)    (.06)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF     45.30    36.92
YEAR
------------------------------------------------------------------------------
Total return (%)/2          24.26    (7.53)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year
($ x 1,000)                 13,336    7,754
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
 Expenses                    1.25     1.17/4
------------------------------------------------------------------------------
 Net investment income        .10      .38/4
------------------------------------------------------------------------------
Portfolio turnover rate     13.36    10.59
(%)
------------------------------------------------------------------------------

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. For the period March 1, 2001 (effective date) to October 31, 2001 for Class B and C.
4. Annualized.
5. For the period January 1, 2002 (effective date) to October 31, 2002 for Class R.

LARGE CAP VALUE FUND - CLASS A                        YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                              2003     2002    2001   2000/3
------------------------------------------------------------------------------
PER SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value, beginning    10.48    11.66  11.12    10.00
of year
------------------------------------------------------------------------------
  Net investment income/1       .07      .07    .12      .09
------------------------------------------------------------------------------
  Net realized and
  unrealized gains             1.92    (1.08)   .50     1.03
  (losses)
------------------------------------------------------------------------------
Total from investment          1.99    (1.01)   .62     1.12
operations
------------------------------------------------------------------------------
  Distributions from net
  investment income            (.07)    (.07)  (.08)        -
------------------------------------------------------------------------------
  Distributions from net
  realized gains                   -    (.10)      -        -
------------------------------------------------------------------------------
Total distributions            (.07)    (.17)  (.08)        -
------------------------------------------------------------------------------
NET ASSET VALUE, END OF       12.40    10.48  11.66    11.12
YEAR
------------------------------------------------------------------------------
Total return (%)/2            19.08    (8.82)  5.63    11.20
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year
($x 1,000)                    59,600   32,825 23,544    3,418
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
  Expenses                     1.38     1.42   1.25    1.25/4
------------------------------------------------------------------------------
  Expenses excluding
  waiver and payments by       1.38     1.42   1.49    3.22/4
  affiliate
------------------------------------------------------------------------------
  Net investment income         .60      .64    .99    2.17/4
------------------------------------------------------------------------------
Portfolio turnover rate (%)   27.47    15.33  29.37    7.21

LARGE CAP VALUE FUND - CLASS B                   YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                           2003   2002    2001   2000/3
------------------------------------------------------------------------------
PER SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value,
beginning of year         10.39   11.58   11.11   10.00
------------------------------------------------------------------------------
  Net investment income/1  (.01)      -     .05     .08
------------------------------------------------------------------------------
  Net realized and
  unrealized               1.92   (1.07)    .49    1.03
  gains (losses)
------------------------------------------------------------------------------
Total from investment
operations                 1.91   (1.07)    .54    1.11
------------------------------------------------------------------------------
  Distributions from
  net investment income    (.01)   (.02)   (.07)     -
------------------------------------------------------------------------------
  Distributions from
  net realized gains          -    (.10)       -     -
------------------------------------------------------------------------------
Total distributions        (.01)   (.12)   (.07)     -
------------------------------------------------------------------------------
NET ASSET VALUE, END OF   12.29   10.39   11.58  11.11
YEAR
------------------------------------------------------------------------------
Total return (%)/2        18.35   (9.38)   4.87  11.10
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year   10,865   4,975   3,251   453
($ x 1,000)
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
  Expenses                 2.04    2.07    1.86   1.69/4
------------------------------------------------------------------------------
  Expenses excluding
  waiver and payments      2.04    2.07    2.10   3.66/4
  by affiliate
------------------------------------------------------------------------------
  Net investment income    (.06)   (.01)    .38   1.81/4
  (loss)
------------------------------------------------------------------------------
Portfolio turnover rate   27.47   15.33   29.37   7.21
(%)
------------------------------------------------------------------------------

LARGE CAP VALUE FUND - CLASS C                   YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                           2003    2002   2001   2000/3
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year          10.39  11.57   11.11  10.00
------------------------------------------------------------------------------
  Net investment income     (.01)     -     .05    .06
  (loss)/1
------------------------------------------------------------------------------
  Net realized and
  unrealized gains          1.91   (1.07)   .48   1.05
  (losses)
------------------------------------------------------------------------------
Total from investment
operations                  1.90   (1.07)   .53   1.11
------------------------------------------------------------------------------
 Distributions from net
 investment income          (.01)   (.01)  (.07)      -
------------------------------------------------------------------------------
 Distributions from net
 realized gains                -    (.10)      -      -
------------------------------------------------------------------------------
Total distributions         (.01)   (.11)  (.07)      -
------------------------------------------------------------------------------
NET ASSET VALUE, END OF    12.28   10.39  11.57   11.11
YEAR
------------------------------------------------------------------------------
Total return (%)/2         18.35   (9.34)  4.80   11.10
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of year    32,592  17,738  10,648  1,911
($ x 1,000)
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
  Expenses                  2.06   2.04    1.89   1.79/4
------------------------------------------------------------------------------
  Expenses excluding
   waiver and payments      2.06   2.04    2.13   3.76/4
   by affiliate
------------------------------------------------------------------------------
  Net investment income     (.08)   .02     .38   1.44/4
------------------------------------------------------------------------------
Portfolio turnover rate    27.47  15.33   29.37   7.21
(%)
------------------------------------------------------------------------------

LARGE CAP VALUE FUND - CLASS R         YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------
                                2003   2002/5

------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning      10.48  10.55
of year
------------------------------------------------------------------------------
  Net investment income/1         .05    .01
------------------------------------------------------------------------------
  Net realized and
  unrealized gains (losses)      1.90   (.08)
------------------------------------------------------------------------------
Total from investment            1.95   (.07)
operations
------------------------------------------------------------------------------
Distributions from net
investment income                (.09)      -
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    12.34  10.48
------------------------------------------------------------------------------
Total return (%)/2              18.77   (.66)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($        826     65
x 1,000)
------------------------------------------------------------------------------
Ratios to average net
assets: (%)
------------------------------------------------------------------------------
  Expenses                       1.54   1.59/4
------------------------------------------------------------------------------
  Net investment income           .44    .47/4
------------------------------------------------------------------------------
Portfolio turnover rate (%)     27.47  15.33
------------------------------------------------------------------------------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. For the period June 1, 2000 (effective date) to October 31, 2000 for Class A, B and C.
4. Annualized.
5. For the period August 1, 2002 (effective date) to October 31, 2002 for Class
R.

MICROCAP VALUE FUND                            YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------
                                  2003   2002    2001    2000    1999
---------------------------------------------------------------------
PER SHARE DATA ($)
---------------------------------------------------------------------
Net asset value, beginning
of year                         24.09  24.64   18.88   18.41   20.27
---------------------------------------------------------------------
 Net investment income           (.04)  (.01)     .11     .04   (.01)
 (loss)/1
---------------------------------------------------------------------
 Net realized and
 unrealized gains (losses)       7.80    .68    6.37    1.90   (.29)
---------------------------------------------------------------------
Total from investment            7.76    .67    6.48    1.94   (.30)
operations
---------------------------------------------------------------------
 Distributions from net
 investment income                   -  (.08)   (.09)       -       -
---------------------------------------------------------------------
 Distributions from net
 realized gains                 (1.44) (1.14)   (.63)  (1.47)  (1.56)
---------------------------------------------------------------------
Total distributions             (1.44) (1.22)   (.72)  (1.47)  (1.56)
---------------------------------------------------------------------
NET ASSET VALUE, END OF         30.41  24.09   24.64   18.88   18.41
YEAR
---------------------------------------------------------------------
Total return (%)/2              33.90   2.77   35.80   11.53   (1.59)
---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets, end of year ($
x 1,000)                      310,995 230,562 268,969  95,894 115,999
---------------------------------------------------------------------
Ratios to average net
assets: (%)
---------------------------------------------------------------------
 Expenses                        1.23   1.18    1.19    1.38    1.27
---------------------------------------------------------------------
 Net investment income           (.16)  (.02)    .46     .23    (.05)
(loss)
---------------------------------------------------------------------
Portfolio turnover rate (%)     13.35  28.35   23.62    8.52   14.12
---------------------------------------------------------------------

1. Based on average shares outstanding.
2. Total return does not include sales charges.

SMALL CAP VALUE FUND - CLASS A                  YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------
                                 2003    2002    2001    2000     1999
----------------------------------------------------------------------
PER SHARE DATA ($)
---------------------------------------------------------------------
Net asset value, beginning
of year                        22.15    22.49   20.86   17.30   17.98
---------------------------------------------------------------------
 Net investment income          (.02)     .02     .09     .03    (.04)
(loss)/1
---------------------------------------------------------------------
 Net realized and
unrealized                      6.06     (.33)   1.59    3.53    (.55)
 gains (losses)
---------------------------------------------------------------------
Total from investment           6.04     (.31)   1.68    3.56    (.59)
operations
---------------------------------------------------------------------
 Distributions from net
 investment income                  -       -    (.05)    -       -
---------------------------------------------------------------------
 Distributions from net
 realized gains                     -       -       -     -      (.09)
 ---------------------------------------------------------------------
 Tax return of capital             -     (.03)       -    -       -
---------------------------------------------------------------------
Total distributions                -     (.03)   (.05)       -   (.09)
---------------------------------------------------------------------
NET ASSET VALUE, END OF        28.19    22.15   22.49   20.86   17.30
YEAR
---------------------------------------------------------------------
Total return (%)/2             27.27    (1.41)   8.06   20.72   (3.38)
---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets, end of year ($   200,181 140,202  95,029  64,513   65,898
x 1,000)
---------------------------------------------------------------------
 Expenses                       1.44    1.37     1.36    1.58    1.49
---------------------------------------------------------------------
 Net investment income          (.07)    .09      .37     .16    (.23)
(loss)
---------------------------------------------------------------------
Portfolio turnover rate (%)    14.14   12.74    43.33   44.99   41.21
---------------------------------------------------------------------

SMALL CAP VALUE FUND - CLASS B                  YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------
                               2003     2002    2001    2000    1999/4
----------------------------------------------------------------------
PER SHARE DATA ($)
----------------------------------------------------------------------
Net asset value, beginning
of year                        21.67    22.13   20.61   17.21   18.33
----------------------------------------------------------------------
 Net investment loss/1          (.17)    (.14)   (.07)   (.09)   (.15)
----------------------------------------------------------------------
 Net realized and
 unrealized gains (losses)      5.91     (.32)   1.59    3.49    (.97)
----------------------------------------------------------------------
Total from investment           5.74     (.46)   1.52    3.40   (1.12)
operations
----------------------------------------------------------------------
Distributions from net
investment income                  -        -      -/3      -       -
----------------------------------------------------------------------
NET ASSET VALUE, END OF        27.41    21.67   22.13   20.61   17.21
YEAR
----------------------------------------------------------------------
Total return (%)/2             26.49    (2.08)   7.38   19.97   (6.27)
----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of year ($
x 1,000)                      47,551   29,535  11,220   2,747   1,293
----------------------------------------------------------------------
Ratios to average net
assets: (%)
----------------------------------------------------------------------
 Expenses                       2.09     2.02    2.02    2.22   2.12/5
----------------------------------------------------------------------
 Net investment loss            (.72)    (.56)   (.32)   (.47)  (.84)/5
----------------------------------------------------------------------
Portfolio turnover rate (%)    14.14    12.74   43.33   44.99   41.21
----------------------------------------------------------------------

SMALL CAP VALUE FUND -  CLASS C                 YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------
                                2003     2002    2001    2000     1999
----------------------------------------------------------------------
PER SHARE DATA ($)
----------------------------------------------------------------------
Net asset value, beginning
of year                       21.46   21.90   20.40   17.03    17.82
----------------------------------------------------------------------
 Net investment loss/1         (.17)   (.13)   (.07)   (.09)    (.16)
----------------------------------------------------------------------
 Net realized and
 unrealized gains (losses)     5.84    (.31)   1.57    3.46     (.54)
----------------------------------------------------------------------
Total from investment          5.67    (.44)   1.50    3.37     (.70)
operations
----------------------------------------------------------------------
 Distributions from net
 realized gains                    -        -       -       -   (.09)
----------------------------------------------------------------------
NET ASSET VALUE, END OF       27.13    21.46   21.90   20.40   17.03
YEAR
----------------------------------------------------------------------
Total return (%)/2            26.42    (2.01)   7.35   19.93   (4.03)
----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of year ($
x 1,000)                    109,353   81,186  51,313  28,555   30,133
----------------------------------------------------------------------
Ratios to average net
assets: (%)
----------------------------------------------------------------------
 Expenses                      2.10     1.99    2.01    2.24     2.17
----------------------------------------------------------------------
 Net investment loss           (.73)    (.53)   (.29)   (.51)    (.91)
----------------------------------------------------------------------
Portfolio turnover rate (%)   14.14    12.74   43.33   44.99    41.21
----------------------------------------------------------------------


SMALL CAP VALUE FUND - CLASS R                  YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------
                                2003    2002/6
----------------------------------------------------------------------
PER SHARE DATA ($)
----------------------------------------------------------------------
Net asset value, beginning      22.14   23.34
of year
----------------------------------------------------------------------
  Net investment loss/1          (.07)   (.04)
----------------------------------------------------------------------
  Net realized and               6.06   (1.16)
  unrealized gains (losses)
----------------------------------------------------------------------
Total from investment            5.99   (1.20)
operations
----------------------------------------------------------------------
NET ASSET VALUE, END OF         28.13   22.14
YEAR
----------------------------------------------------------------------
Total return (%)/2              27.06   (5.14)
----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of year ($
x 1,000)                        6,914    1,097
----------------------------------------------------------------------
Ratios to average net
assets: (%)
----------------------------------------------------------------------
  Expenses                       1.59    1.52/5
----------------------------------------------------------------------
  Net investment loss            (.22)   (.06)/5
----------------------------------------------------------------------
Portfolio turnover rate (%)     14.14   12.74

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. The Fund made a dividend distribution of $.002.
4. For the period January 1, 1999 (effective date) to October 31, 1999 for Class B.
5. Annualized.
6. For the period August 1, 2002 (effective date) to October 31, 2002 for
Class R.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


   CLASS A            CLASS B          CLASS C          CLASS R
-----------------------------------------------------------------------
   Initial            No               No               No initial
   sales charge       initial          initial          sales charge
   of 5.75% or        sales charge     sales charge
   less
----------------------------------------------------------------------
   Deferred           Deferred         Deferred         Except for
   sales charge       sales charge     sales charge     certain
   of 1% on           of 4% on         of 1% on         Employer
   purchases of       shares you       shares you       Sponsored
   $1 million or      sell within      sell within      Retirement
   more sold          the first        12 months        Plans,
   within 18          year,                             deferred
   months             declining to                      sales charge
                      1% within                         of 1% on
                      six years                         shares you
                      and                               sell within
                      eliminated                        18 months
                      after that                        (charged at
                                                        plan level
                                                        based on
                                                        initial
                                                        investment)
----------------------------------------------------------------------
   Lower              Higher           Higher           Higher
   annual             annual           annual           annual
   expenses than      expenses         expenses         expenses than
   Class B, C or      than Class A     than Class A     Class A due
   R due to lower     due to           due to           to higher
   distribution       higher           higher           distribution
   fees               distribution     distribution     fees (lower
                      fees.            fees. No         than Class B
                      Automatic        conversion       and Class C).
                      conversion       to Class A       No conversion
                      to Class A       shares, so       to Class A
                      shares after     annual           shares, so
                      eight years,     expenses do      annual
                      reducing         not decrease.    expenses do
                      future                            not decrease.
                      annual
                      expenses.
----------------------------------------------------------------------


SALES CHARGES - CLASS A
----------------------------------------------------------------------
                              THE SALES CHARGE
                              MAKES UP THIS %    WHICH EQUALS THIS
                              OF THE OFFERING      % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT        PRICE*           INVESTMENT*
----------------------------------------------------------------------
Under $50,000                       5.75               6.10
----------------------------------------------------------------------
$50,000 but under $100,000          4.50               4.71
----------------------------------------------------------------------
$100,000 but under $250,000         3.50               3.63
----------------------------------------------------------------------
$250,000 but under $500,000         2.50               2.56
----------------------------------------------------------------------
$500,000 but under $1               2.00               2.04
million
----------------------------------------------------------------------
*THE DOLLAR AMOUNT OF THE SALES CHARGE IS THE DIFFERENCE BETWEEN THE OFFERING PRICE OF THE SHARES PURCHASED (WHICH FACTORS IN THE APPLICABLE SALES CHARGE IN THIS TABLE) AND THE NET ASSET VALUE OF THOSE SHARES. SINCE THE OFFERING PRICE IS CALCULATED TO TWO DECIMAL PLACES USING STANDARD ROUNDING CRITERIA, THE NUMBER OF SHARES PURCHASED AND THE DOLLAR AMOUNT OF THE SALES CHARGE AS A PERCENTAGE OF THE OFFERING PRICE AND OF YOUR NET INVESTMENT MAY BE HIGHER OR LOWER DEPENDING ON WHETHER THERE WAS A DOWNWARD OR UPWARD ROUNDING.

INVESTMENTS OF $1 MILLION OR MORE

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 59), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 58).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Balance Sheet Fund and MicroCap Value Fund to pay distribution fees of up to 0.25% per year and Large Cap Value Fund and Small Cap Value Fund to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BALANCE SHEET FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND
------------------------------------------------------------------
SALES CHARGES - CLASS B
------------------------------------------------------------------
if you sell shares within this            this % deducted from
many years after buying them              your proceeds as CDSC
------------------------------------------------------------------
1 Year                                    4
------------------------------------------------------------------
2 Years                                   4
------------------------------------------------------------------
3 Years                                   3
------------------------------------------------------------------
4 Years                                   3
------------------------------------------------------------------
5 Years                                   2
------------------------------------------------------------------
6 Years                                   1
------------------------------------------------------------------
7 Years                                   0
------------------------------------------------------------------

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 58). After eight years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT

The maximum amount you may invest in Class B shares at one time is $99,999. We place any investment of $100,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS

Class B shares are available to retirement plans for which Franklin Templeton Bank & Trust serves as trustee or custodian, except DCS Plans (as defined on page 57).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


BALANCE SHEET FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND
------------------------------------------------------------------
SALES CHARGES - CLASS C
------------------------------------------------------------------
With Class C shares, there is no initial sales charge.
------------------------------------------------------------------

We place any investment of $1 million or more in Class A shares, since Class A's annual expenses are lower.

CDSC

There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 58).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BALANCE SHEET FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND
------------------------------------------------------------------
SALES CHARGES - CLASS R
------------------------------------------------------------------
With Class R shares, there is no initial sales charge.
------------------------------------------------------------------

RETIREMENT PLANS

Class R shares are available to the following investors:

o  Employer Sponsored Retirement Plans

o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million other than a current or former Franklin Templeton employee or as the result of a spousal rollover or a QDRO.


A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services.

MAXIMUM PURCHASE AMOUNT


The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC

Except for Employer Sponsored Retirement Plans that (i) are DCS Plans; (ii) have contracted with an affiliate of Distributors for plan trustee services; or (iii) first purchase fund shares after January 1, 2003, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares sold within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Employer Sponsored Retirement Plans. The way we calculate the CDSC is the same for each class (please see page 58).

DISTRIBUTION AND SERVICE (12B-1) FEES

Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.


[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]


To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 70 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS


If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.


QUANTITY DISCOUNTS

We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
 [End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

  TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.


REINSTATEMENT PRIVILEGE

If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.


If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.


SHAREHOLDERS OF BALANCE SHEET FUND PRIOR TO JANUARY 1, 2001 may make additional purchases of that Fund's Class A shares subject to the following schedule that was in effect until January 1, 2001:


                              THE SALES CHARGE
                              MAKES UP THIS %    WHICH EQUALS THIS
                              OF THE OFFERING      % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT        PRICE            INVESTMENT
--------------------------------------------------------------------
Under $500,000                      1.50               1.52
--------------------------------------------------------------------
$500,000 but under $1               1.00               1.01
million
--------------------------------------------------------------------



SALES CHARGE WAIVERS

Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM

Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

BUYING SHARES

EXCEPT FOR SELECT RETIREMENT PLANS, WHICH INCLUDE FRANKLIN TEMPLETON VALUSELECT(R), FRANKLIN TEMPLETON RECORDKEEPING SOLUTION, AND FRANKLIN TEMPLETON EXECUTIVE ADVANTAGE, THE MICROCAP VALUE FUND IS CLOSED TO NEW INVESTORS, BUT WILL ALLOW ADDITIONAL PURCHASES FROM EXISTING SHAREHOLDERS.


THE BALANCE SHEET FUND IS CLOSED TO ALL NEW INVESTORS, EXCEPT FOR 529 GIFT PRODUCT INVESTORS AND NEW PARTICIPANTS IN EXISTING RETIREMENT PLANS. YOU WILL BE ABLE TO CONTINUE TO ADD TO YOUR EXISTING ACCOUNT THROUGH NEW PURCHASES, INCLUDING PURCHASES THROUGH REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, AND EXCHANGES.

THE MICROCAP VALUE FUND AND THE BALANCE SHEET FUND RESERVE THE RIGHT TO MODIFY THESE POLICIES AT ANY TIME.

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50          $50
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Employer Sponsored Retirement Plans     no minimum   $25
------------------------------------------------------------------
IRAs, IRA rollovers, Coverdell
Education Savings Plans or Roth IRAs    $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Current and former full-time            $100         $50
employees, officers, trustees and
directors of Franklin Templeton
entities, and their immediate family
members
------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 64). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.

BUYING SHARES
--------------------------------------------------------------------------------
                     OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------


THROUGH YOUR          Contact your
INVESTMENT            investment              Contact your investment
REPRESENTATIVE        representative          representative
--------------------------------------------------------------------------------
                      If you have another     Before requesting a
                      Franklin Templeton      telephone or online
BY PHONE/ONLINE       fund account with your  purchase into an
                      bank account            existing account,
(Up to $100,000 per   information on file,    please make sure we
shareholder per day)  you may open a new      have your bank account
                      account by phone. At    information on file. If
1-800/632-2301        this time, a new        we do not have this
                      account may not be      information, you will
franklintempleton.com opened online.          need to send written
                                              instructions with your
NOTE:  CERTAIN        To make a same day      bank's name and
ACCOUNT TYPES ARE     investment, your phone  address, a voided check
NOT AVAILABLE FOR     order must be received  or savings account
ONLINE ACCOUNT        and accepted by us by   deposit slip, and a
ACCESS                1:00 p.m. Pacific time  signature guarantee if
                      or the close of the     the bank and Fund
                      New York Stock          accounts do not have at
                      Exchange, whichever is  least one common owner.
                      earlier.                If you have online
                                              access, you will be able to
                                              add or change bank account
                                              information that we can use to
                                              process additional purchases into
                                              your Franklin Templeton account.

                                              To make a same day investment,
                                              your phone or online order must be
                                              received and accepted by us by
                                              1:00 p.m. Pacific time or the
                                              close of the New York Stock
                                              Exchange, whichever is earlier.

--------------------------------------------------------------------------------
                     Make your check         Make your check payable
                     payable to the Fund.    to the Fund. Include
BY MAIL                                      your account number on
                     Mail the check and      the check.
                     your signed
                     application to          Fill out the deposit
                     Investor Services.      slip from your account
                                             statement. If you do not have a
                                             slip, include a note with your
                                             name, the Fund name, and your
                                             account number.

                                             Mail the check and deposit slip or
                                             note to Investor Services.
--------------------------------------------------------------------------------
                     Call to receive a       Call to receive a wire
                     wire control number     control number and wire
                     and wire instructions.  instructions.
BY WIRE                                      To make a same day wire
1-800/632-2301       Wire the funds and      investment, the wired
(or 1-650/312-2000   mail your signed        funds must be received
collect)             application to          and accepted by us by
                     Investor Services.      1:00 p.m. Pacific time
                     Please include the      or the close of the New
                     wire control number or  York Stock Exchange,
                     your new account        whichever is earlier.
                     number on the
                     application.

                     To make a same day
                     wire investment, the
                     wired funds must be
                     received and accepted
                     by us by 1:00 p.m.
                     Pacific time or the
                     close of the New York
                     Stock Exchange,
                     whichever is earlier.
--------------------------------------------------------------------------------
                     Call Shareholder        Call Shareholder
                     Services at             Services at
BY EXCHANGE          1-800/632-2301, or      1-800/632-2301, or send
                     send signed written     signed written
                     instructions.   You     instructions. You also
                     also may place an       may place an online
                     online exchange order.  exchange order.
franklintempleton.com
                     The automated
                     telephone system        (Please see page 70 for
                     cannot be used to open  information on
                     a new account.          exchanges.)

                     (Please see page 70
                     for information on
                     exchanges.)
--------------------------------------------------------------------------------


                      FRANKLIN TEMPLETON INVESTOR SERVICES
                                P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
              OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT
                              FRANKLINTEMPLETON.COM

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment (please see page 61) with your application.

AUTOMATIC PAYROLL DEDUCTION

You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

--------------------------------------------------------------------------------
Shareholder Services           1-800/632-2301
--------------------------------------------------------------------------------
Advisor Services               1-800/524-4040
--------------------------------------------------------------------------------
Retirement Services            1-800/527-2020
--------------------------------------------------------------------------------

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]


Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. DCS Plans may direct distributions to Class A shares if Class R shares are not offered by that fund.

RETIREMENT PLANS


Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; add or change your bank account information (online only); and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).


To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.


SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply. Except for certain investors as previously stated on page 61, please keep in mind that if you sell all the shares in your Balance Sheet Fund or MicroCap Value Fund, your account will be closed and you will not be able to buy additional Balance Sheet Fund or MicroCap Value Fund shares or to reopen your Balance Sheet Fund or MicroCap Value accounts. The Balance Sheet Fund and MicroCap Value Fund reserve the right to modify these policies at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o   you are selling more than $100,000 worth of shares

o   you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
--------------------------------------------------------------------------------
   TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------

THROUGH YOUR          Contact your investment representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------

                      Send written instructions and endorsed
                      share certificates (if you hold share
BY MAIL               certificates) to Investor Services.
                      Corporate, partnership or trust
                      accounts may need to send additional
                      documents.

                      Specify the Fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the name(s) and address on the
                      account, or otherwise according to your written
                      instructions.
--------------------------------------------------------------------------------
                      As long as your transaction is for
                      $100,000 or less, you do not hold share
BY PHONE/ONLINE       certificates and you have not changed
                      your address by phone or online within
1-800/632-2301        the last 15 days, you can sell your
                      shares by phone or online.
franklintempleton.com
                      A check will be mailed to the name(s) and address on the
                      account. Written instructions, with a signature guarantee, are required to send the check to another address or to
                      make it payable to another person.
--------------------------------------------------------------------------------

                      You can call, write, or visit us online
                      to have redemption proceeds sent to a
BY ELECTRONIC FUNDS   bank account. See the policies at left
TRANSFER (ACH)        for selling shares by mail, phone, or
                      online.

                      Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to provide the banking instructions online or send written instructions with your bank's name, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                      If we receive your request in proper form by 1:00 p.m.
                      Pacific time, proceeds sent by ACH generally will be
                      available within two to three business days.
--------------------------------------------------------------------------------
                      Obtain a current prospectus for the
                      fund you are considering.  Prospectuses
BY EXCHANGE           are available online at franklintempleton.com.

                      Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

                      If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.
---------------------------------------------------------------


                      FRANKLIN TEMPLETON INVESTOR SERVICES
                                P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
        SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME) OR VISIT US ONLINE
                        24 HOURS A DAY, 7 DAYS A WEEK, AT
                             FRANKLINTEMPLETON.COM


EXCHANGING SHARES

EXCHANGE PRIVILEGE


You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight-year period for automatic conversion to Class A shares.

DCS Plans may exchange Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.


EXCHANGE LIMIT GUIDELINES. This exchange privilege is not intended to facilitate short-term or other excessive trading. In furtherance of this policy, generally, you may make up to four (4) exchanges out of a Fund during any calendar year. Accounts under common ownership or control may be counted together for purposes of the exchange limit guidelines. Regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans or similar arrangements will not be counted for purposes of the exchange limit guidelines. EACH FUND, IN ITS SOLE DISCRETION, MAY DETERMINE THAT YOUR TRADING ACTIVITY IS MARKET TIMING TRADING, REGARDLESS OF WHETHER OR NOT YOU EXCEED SUCH GUIDELINES, AND THEREFORE LIMIT YOUR EXCHANGE PRIVILEGE AS DESCRIBED IN THE "EXCHANGE PRIVILEGE" AND "MARKET TIMING TRADING POLICY" SECTIONS.

EXCHANGE TRANSACTIONS. Each Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, a Fund may refuse exchange purchases by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the Fund would otherwise potentially be adversely affected. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If a Fund rejects an exchange request involving shares of the Fund, the rejected exchange request may also involve another fund. Of course, you may generally redeem shares of the Fund at any time.

INVESTOR EXCHANGE PRIVILEGE CHANGES. Each Fund may suspend or may permanently terminate the exchange privilege, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed the Fund's exchange limit guidelines.

INTERMEDIARY PURCHASES. Different restrictions may apply if you invest through an intermediary. While each Fund will work with financial intermediaries, such as broker-dealers, banks, investment advisers, record-keepers, or other third parties, to apply the Fund's exchange limit guidelines, currently each Fund is limited in its ability to monitor the trading activity or enforce the Fund's exchange limit guidelines in such accounts. For more information, see the "Market Timing Trading Policy" section.

RETIREMENT PLANS. A different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

FUND EXCHANGE PRIVILEGE CHANGES. Each Fund may terminate or modify (temporarily or permanently) the exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds, the stricter policy will apply to the exchange transaction. Other Franklin Templeton funds may have different exchange restrictions, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A of Large Cap Value Fund and MicroCap Value Fund without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares of Large Cap Value Fund and MicroCap Value Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.


MARKET TIMING TRADING POLICY

MARKET TIMING RESTRICTIONS. Short-term or excessive trading, often referred to as "market timing," is discouraged. Each Fund will take steps to seek to detect and deter market timing pursuant to the Fund's policies as described in the prospectus and approved by the Board of Trustees.

MARKET TIMING CONSEQUENCES. Each Fund may suspend or may permanently terminate the exchange privilege, or limit the amount, number, frequency, or methods of requesting exchange transactions, if you exceed or seek to exceed the Fund's exchange limit guidelines (defined under the "Exchange Privilege" section). Each Fund may also bar your future purchases into the Fund and any of the other Franklin Templeton funds. Moreover, each Fund in its sole discretion, may determine that your trading activity is market timing trading, regardless of whether or not you exceed such guidelines, and limit your exchange privilege as described in the "Exchange Privilege" and in the "Market Timing Trading Policy" sections. In addition, each Fund may restrict, reject or cancel any purchase of Fund shares, including the purchase side of an exchange, without notice, for no reason or any reason.

For example, each Fund may refuse a purchase, including an exchange purchase, by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the manager believes such purchase may represent market timing activity involving the Fund alone or involving the Fund together with one or more other mutual funds, or (4) the Fund would otherwise potentially be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by the Fund. For these purposes, a Fund may consider, among other factors, the period of time between your last purchase (including exchange purchase) of the Fund's shares and the date of the current redemption (including exchange redemption) and your trading history in the Fund, in other Franklin Templeton funds, in other non-Franklin Templeton mutual funds or in accounts under common control or ownership.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, market timing may disrupt portfolio management strategies, increase brokerage, administrative and other expenses, and impact fund performance. The Franklin Templeton funds are currently using several methods to detect and deter market timing. These methods include:

o     Use of exchange limit guidelines;

o Broad authority to take discretionary action against market timers and against particular trades;

o     Selective monitoring of trade activity; and

o     Redemption fees on trades in certain funds.

The Franklin Templeton funds are also continuing to refine their uses of the above methods and to explore other methods.

Each of these methods involves judgments that are inherently subjective, although the Franklin Templeton funds and their Franklin Templeton service providers seek to make judgments that are consistent with shareholder interests. Moreover, each of these methods involves some selectivity in their application. Finally, while the Franklin Templeton funds seek to take actions that will detect and deter market timing, they cannot represent that it can be completely eliminated in any fund.

For example, a Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine: (1) whether the purchase or sale is connected with a market timing transaction; and/or (2) the identity of the beneficial owner for whom the shares are purchased or sold. Additionally, there can be no assurance that the systems and procedures of the Fund's transfer agent will be able to monitor all trading activity.

REVOCATION OF TIMING TRADES. Transactions placed in violation of a Fund's exchange limit guidelines or market timing trading policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

MONEY FUNDS. Each Fund's exchange limit guidelines of up to four (4) exchanges out of the Fund during any calendar year generally do not apply to any of the Franklin Templeton money funds. However, the Franklin Templeton money funds at all times reserve the right to restrict, reject or cancel any exchange purchase, for no reason or any reason, without notice.

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. Redemption (if you sell or exchange your shares or your shares are involuntarily redeemed) of Fund shares held for 30 days or less may be subject to each Fund's redemption fee, which is 2% of the amount redeemed (using standard rounding criteria). For this purpose, shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is paid to the Fund rather than to the manager, and is designed to help offset any cost associated with short-term shareholder trading.

INTERMEDIARIES' ROLE. Only certain intermediaries have agreed to collect each Fund's redemption fee on the Fund's behalf from their customers' accounts. In addition, due to operational requirements, those intermediaries' methods for tracking and calculating the fee may differ in some respects from that of a Fund.

EXCEPTIONS. The redemption fee, however, does not apply to certain types of accounts held through intermediaries, including:

o   Certain employer-sponsored retirement plans;

o   Certain broker wrap fee and other fee-based programs;

o Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers' accounts; and
o Certain intermediaries that do not have or are not able to report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

In addition, the redemption fee does not apply to:

o Shares acquired through the automatic reinvestment of distributions;

o Redemptions under regularly scheduled automatic withdrawal plans;

o Redemptions from retirement accounts (1) of a mandatory distribution; (2) within 30 days following the end of a plan "blackout period" in connection with a plan conversion; or (3) within 30 days of an automatic payroll deduction;

o Redemptions in connection with the regularly scheduled automatic rebalancing of assets in retirement plans;

o Distributions from retirement accounts due to death, disability, health or financial hardship;

o     Reinvested distributions (dividends and capital gains);

o Involuntary redemptions resulting from failure to meet account minimums; and

o     Redemptions by registered mutual funds.

You should contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

In addition to the circumstances noted above, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, each Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved by mid 2004) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee. See the "Market Timing Trading Policy" section.

INVOLUNTARY REDEMPTIONS

Each Fund reserves the right to close your account if the account value falls below the Fund's minimum account level, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.

ACCOUNT POLICIES

CALCULATING SHARE PRICE

Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.


[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]


Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.


Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).


You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.


If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 65).

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares all owners must agree in writing.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED owner, may give a Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:


o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.


If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to a Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserves certain rights, including:

o Each Fund may restrict, reject or cancel any purchase orders, including an exchange request.

o Each Fund may modify, suspend, or terminate telephone/online privileges at any time.

o Each Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o Each Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.


o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to a Fund promptly.


DEALER COMPENSATION

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

BALANCE SHEET FUND           CLASS A    CLASS B    CLASS C    CLASS R
-------------------------------------------------------------------------
COMMISSION (%)               ---        4.00       1.00/4      1.00/6
-------------------------------------------------------------------------
Investment under $50,000     5.00       ---        ---        ---
-------------------------------------------------------------------------
$50,000 but under $100,000   3.75       ---        ---        ---
-------------------------------------------------------------------------
$100,000 but under $250,000  2.80       ---        ---        ---
-------------------------------------------------------------------------
$250,000 but under $500,000  2.00       ---        ---        ---
-------------------------------------------------------------------------
$500,000 but under $1        1.60       ---        ---        ---
million
-------------------------------------------------------------------------
$1 million or more     up to 1.00/1     ---        ---        ---
-------------------------------------------------------------------------
12B-1 FEE TO DEALER          0.25/1     0.25/3     1.00/5     0.35/6
-------------------------------------------------------------------------


LARGE CAP VALUE FUND         CLASS A    CLASS B    CLASS C    CLASS R
-------------------------------------------------------------------------
COMMISSION (%)               ---        4.00       1.00/4      1.00/6
-------------------------------------------------------------------------
Investment under $50,000     5.00       ---        ---        ---
-------------------------------------------------------------------------
$50,000 but under $100,000   3.75       ---        ---        ---
-------------------------------------------------------------------------
$100,000 but under $250,000  2.80       ---        ---        ---
-------------------------------------------------------------------------
$250,000 but under $500,000  2.00       ---        ---        ---
-------------------------------------------------------------------------
$500,000 but under $1        1.60       ---        ---        ---
million
-------------------------------------------------------------------------
$1 million or more     up to 1.00/1     ---        ---        ---
-------------------------------------------------------------------------
12B-1 FEE TO DEALER          0.25/1,2   0.25/3      1.00/5     0.35/6


MICROCAP VALUE FUND                                CLASS A
-------------------------------------------------------------------------
COMMISSION (%)                                     ---
-------------------------------------------------------------------------
Investment under $50,000                           5.00
-------------------------------------------------------------------------
$50,000 but under $100,000                         3.75
-------------------------------------------------------------------------
$100,000 but under $250,000                        2.80
-------------------------------------------------------------------------
$250,000 but under $500,000                        2.00
-------------------------------------------------------------------------
$500,000 but under $1 million                      1.60
-------------------------------------------------------------------------
$1 million or more                           up to 1.00/1
-------------------------------------------------------------------------
12B-1 FEE TO DEALER                                0.25/1
-------------------------------------------------------------------------


SMALL CAP VALUE FUND         CLASS A    CLASS B    CLASS C    CLASS R
-------------------------------------------------------------------------
COMMISSION (%)               ---        4.00       1.00/4      1.00/6
-------------------------------------------------------------------------
Investment under $50,000     5.00       ---        ---        ---
-------------------------------------------------------------------------
$50,000 but under $100,000   3.75       ---        ---        ---
-------------------------------------------------------------------------
$100,000 but under $250,000  2.80       ---        ---        ---
-------------------------------------------------------------------------
$250,000 but under $500,000  2.00       ---        ---        ---
-------------------------------------------------------------------------
$500,000 but under $1        1.60       ---        ---        ---
million
-------------------------------------------------------------------------
$1 million or more     up to 1.00/1     ---        ---        ---

-------------------------------------------------------------------------
12B-1 FEE TO DEALER          0.35/1       0.25/3     1.00/5      0.35/6
-------------------------------------------------------------------------


A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.


MARKET TIMING. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
2. The Large Cap Value Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After eight years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee. For purchases at NAV, Distributors may pay a prepaid commission.
5. Dealers may be eligible to receive up to 0.25% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if Distributors did not pay a prepaid commission.

QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        HOURS (PACIFIC TIME,
DEPARTMENT NAME       TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m.
                                        (Saturday)
-----------------------------------------------------------------
Fund Information      1-800/DIAL BEN(R) 5:30 a.m. to 5:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
                                        (Saturday)
-----------------------------------------------------------------
Retirement Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
-----------------------------------------------------------------
Advisor Services      1-800/524-4040    5:30 a.m. to 5:00 p.m.
-----------------------------------------------------------------
Institutional         1-800/321-8563    6:00 a.m. to 4:00 p.m.
Services
-----------------------------------------------------------------
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)
-----------------------------------------------------------------
Automated Telephone   1-800/632-2301    (around-the-clock
System                1-800/524-4040    access)
                      1-800/527-2020
-----------------------------------------------------------------











FOR MORE INFORMATION

You can learn more about each Fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.



You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

GAIN FROM OUR PERSPECTIVE(R)


Investment Company Act file #811-5878      FVIT P 03/04







MARCH 1, 2004

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS ADVISOR CLASS

FRANKLIN VALUE INVESTORS TRUST

Franklin Balance Sheet Investment Fund
Franklin Small Cap Value Fund
























[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]
R

CONTENTS


THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

Franklin Balance Sheet Investment Fund....................2

Franklin Small Cap Value Fund............................10

More Information on Investment
Policies, Practices and Risks............................17

Management...............................................19

Distributions and Taxes..................................21

Financial Highlights.....................................23


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND
SERVICES
[End callout]


Qualified Investors......................................25

Buying Shares............................................27

Investor Services........................................30

Selling Shares...........................................33

Exchanging Shares........................................36

Account Policies.........................................43

Questions................................................47


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover


FRANKLIN BALANCE SHEET INVESTMENT FUND

THE FUND IS CLOSED TO ALL NEW INVESTORS, EXCEPT FOR 529 GIFT PRODUCT INVESTORS AND NEW PARTICIPANTS IN EXISTING RETIREMENT PLANS. YOU WILL BE ABLE TO CONTINUE TO ADD TO YOUR EXISTING ACCOUNT THROUGH NEW PURCHASES, INCLUDING PURCHASES THROUGH REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, AND EXCHANGES. THE FUND RESERVES THE RIGHT TO MODIFY THIS POLICY AT ANY TIME.

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is high total return of which capital appreciation and income are components.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests most of its assets in equity securities of companies the Fund's manager believes are undervalued at the time of purchase but that have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

[Begin callout]
The Fund normally invests most of its assets in common stocks of undervalued companies that have the potential for capital appreciation.
[End callout]

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a general market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) and cyclical downturns.

The Fund employs a bottom-up stock selection process; the manager invests in securities without regard to benchmark comparisons. In choosing investments, the manager conducts an in-depth analysis of a company's balance sheet, as well as applying other elements of securities analysis. The equity securities bought by the Fund will typically be purchased at a low price relative to book value. Although the price may be above the company's book value, the ratio of price-to-book value typically will be lower than 80% of those companies from which comparable data may be obtained. Book value is defined as the common stockholders' equity. In addition to book value, the manager may consider a variety of other factors in choosing an investment, such as quality of management, ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products, underutilized assets, and other factors that may identify the issuer as a potential turnaround candidate or takeover target.

While the Fund may invest in companies of any size, it may invest a substantial portion of its assets in small capitalization companies, which have a market capitalization of $2.5 billion or less at the time of the Fund's investment (sometimes called "small cap"). Market capitalization is defined as share price multiplied by the number of shares of common stock outstanding. The Fund currently intends to limit its investment in foreign securities to no more than 15% of its total assets. Investing in foreign securities may involve more risks than investing in U.S. securities.


MAIN RISKS


[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.


ADVISOR CLASS ANNUAL TOTAL RETURNS/1,2

[Insert bar graph]

1.50%   30.04% 17.51% 25.97% -0.61% -1.53% 20.47%17.88% -5.73% 29.92%
----------------------------------------------------------------------
----------------------------------------------------------------------
  94      95     96     97     98     99    00     01     02     03
                          YEAR

----------------------------------------------------------------------
Best Quarter:                             Q2 '99      17.59%
----------------------------------------------------------------------
Worst Quarter:                            Q3 '98     -13.56%
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS   For the periods ended December 31, 2003
----------------------------------------------------------------------
                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Advisor
Class/2
----------------------------------------------------------------------
Return Before Taxes           29.92%      11.36%     12.77%
----------------------------------------------------------------------
Return After Taxes on         29.67%      10.54%     11.28%
----------------------------------------------------------------------
Distributions
----------------------------------------------------------------------
Return After Taxes on         19.74%       9.44%     10.44%
----------------------------------------------------------------------
Distributions and Sale of
Fund Shares
----------------------------------------------------------------------
Russell 2000 Value Index/3    46.03%      12.28%     12.70%
----------------------------------------------------------------------
(index reflects no deduction
for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.


1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Effective March 1, 2001, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to March 1, 2001, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after March 1, 2001, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
3. Source: Standard & Poor's Micropal (Russell 2000 Value Index). The unmanaged Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES           (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------
                                                       ADVISOR CLASS
--------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases         None
--------------------------------------------------------------------
  Redemption fee on shares held less than 30 days/1      2.00%

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------
                                                       ADVISOR CLASS
--------------------------------------------------------------------
Management fees/2                                        0.46%
--------------------------------------------------------------------
Distribution and service (12b-1) fees                    None
--------------------------------------------------------------------
Other expenses                                           0.31%
--------------------------------------------------------------------
Total annual Fund operating expenses/2                   0.77%
--------------------------------------------------------------------
Management fee reduction/2                              -0.02%
--------------------------------------------------------------------
Net annual Fund operating expenses/2                     0.75%
--------------------------------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE


This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------
 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
   $77    $240        $417     $930
---------------------------------------

FRANKLIN SMALL CAP VALUE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is long-term total return.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the total market value of a company's outstanding stock) under $2.5 billion at the time of purchase. Shareholders will be given 60 days' advance notice of any change to the 80% policy regarding investments in small capitalization companies.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:


o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales -- all relative to the market, a company's industry or a company's earnings growth


o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion

o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks


[Begin callout]
The Fund normally invests most of its assets in common stocks of small cap companies that the manager believes are selling below the underlying value of their assets.
[End callout]

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.


The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) such as those that comprise the Russell 2500 Index at the time of the Fund's investment (sometimes called "small cap"). The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money. [End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of various stocks held by the Fund.

VALUE INVESTING

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

The Fund's policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

SMALLER AND MIDSIZE COMPANIES

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be dependent on narrower lines of business than larger companies, and therefore may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

FOREIGN SECURITIES

Securities of companies located outside the U.S. may involve risks that can increase the potential for losses in the Fund. These risks may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past seven calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS/1,2

[Insert bar graph]

30.90%  -23.43% -0.43%  22.72%  15.43%  -9.29%   32.79%
------------------------------------------------------------
   97      98     99     00      01      02       03
                            YEAR

------------------------------------------------------------
Best Quarter:                             Q4 '01      22.49%
------------------------------------------------------------
Worst Quarter:                            Q3 '98     -25.19%
------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS             For the periods ended December 31, 2003
--------------------------------------------------------------------------------
                                                     SINCE INCEPTION
                              1 YEAR      5 YEARS    (3/11/96)
-------------------------------------------------------------------------------
Franklin Small Cap Value
Fund - Advisor Class/2
-------------------------------------------------------------------------------
Return Before Taxes           32.79%      11.18%     10.62%
-------------------------------------------------------------------------------
Return After Taxes on         32.79%      11.14%     10.37%
Distributions
-------------------------------------------------------------------------------
Return After Taxes on         21.32%       9.74%      9.23%
Distributions and Sale of
Fund Shares
-------------------------------------------------------------------------------
Russell 2000 Value Index/3     46.03%      12.28%     12.98%
-------------------------------------------------------------------------------
(index reflects no deduction
for fees, expenses, or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.


1.All Fund performance assumes reinvestment of dividends and capital gains. 2.Effective January 1, 1997, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 1997, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
3.Source: Standard & Poor's Micropal (Russell 2000 Value Index). The unmanaged Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES           (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       ADVISOR CLASS
--------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases        None
--------------------------------------------------------------------
Redemption fee on shares held less than 30 days/1       2.00%
--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)
                                                       ADVISOR CLASS
--------------------------------------------------------------------
Management fees/2                                       0.75%
--------------------------------------------------------------------
Distribution and service (12b-1) fees                   None
--------------------------------------------------------------------
Other expenses                                          0.35%
--------------------------------------------------------------------
Total annual Fund operating expenses/2                  1.10%
--------------------------------------------------------------------
Management fee reduction/2                              -0.01%
--------------------------------------------------------------------
Net annual Fund operating expenses/2                    1.09%
--------------------------------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You sell your shares at the end of the periods shown.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:
---------------------------------------
 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $111      $347      $601    $1,329
---------------------------------------

MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS

EQUITY SECURITIES

Each of the Funds invests primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

SECTOR FOCUS

Each Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, each Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.


INTEREST RATES

Increases in interest rates may have a negative effect on the types of companies in which each of the Funds normally invest because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager of each Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Funds may be unable to achieve their investment goals.


Each of the Funds is designed for long-term investors and not as a trading vehicle. Neither of the Funds is intended as a complete investment program and you should consider how a Fund fits your individual investment goals before you buy it.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

MANAGEMENT

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Funds' investment manager. Together, Advisory Services and its affiliates manage over $336 billion in assets.

The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for the Funds. As a bottom-up adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow. The manager seeks bargains among the under researched and unloved - out of favor companies that offer, in the manager's opinion, good long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.

The team responsible for the Funds' management is:

WILLIAM J. LIPPMAN, PRESIDENT OF ADVISORY SERVICES
Mr. Lippman has been President of each Fund since inception and has more than 30 years' experience in the securities industry. He joined Franklin Templeton Investments in 1988.

BRUCE C. BAUGHMAN CPA, SENIOR VICE PRESIDENT OF ADVISORY SERVICES
Mr. Baughman has been a manager of each Fund since inception. He joined Franklin Templeton Investments in 1988.


MARGARET MCGEE, VICE PRESIDENT OF ADVISORY SERVICES
Ms. McGee has been a manager of each Fund since inception. She joined Franklin Templeton Investments in 1988.


DONALD G. TAYLOR CPA, SENIOR VICE PRESIDENT OF ADVISORY SERVICES
Mr. Taylor has been a manager of the Small Cap Value Fund since inception and of the Balance Sheet Fund since 1996. He joined Franklin Templeton Investments in 1996.

Each Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended October 31, 2003, Advisory Services agreed in advance to reduce its fees to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

------------------------------------------------------------------
                                    MANAGEMENT
                                    FEES BEFORE
                                    ADVANCE        MANAGEMENT
                                    WAIVER (%)     FEES PAID (%)
------------------------------------------------------------------
Balance Sheet Fund                  0.46           0.44
------------------------------------------------------------------
Small Cap Value Fund                0.75           0.74
------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

AVOID "BUYING A DIVIDEND." If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

DIVIDEND INCOME. Under the 2003 Tax Act, a portion of the income dividends paid to you by a Fund may be qualified dividends subject to a maximum tax rate of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 120-day period (121-day period under technical correction legislation recently introduced in Congress) beginning 60 days before the ex-dividend date of any dividend.

DISTRIBUTIONS OF CAPITAL GAINS. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets). SALES OF FUND SHARES. When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

BACKUP WITHHOLDING. If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.

OTHER TAX INFORMATION. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

 BALANCE SHEET FUND - ADVISOR CLASS    YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------
                                   2003    2002   2001/3
--------------------------------------------------------------------
PER SHARE DATA ($)
--------------------------------------------------------------------
Net asset value, beginning of      37.06  37.21  37.26
year
--------------------------------------------------------------------
   Net investment income/1           .23    .31    .60
--------------------------------------------------------------------
   Net realized and
   unrealized gains (losses)        8.83    .91   (.02)
--------------------------------------------------------------------
Total from investment operations    9.06   1.22    .58
--------------------------------------------------------------------
  Distributions from net
  investment income                 (.33)  (.20)  (.63)
--------------------------------------------------------------------
  Distributions from net
  realized gains                    (.25) (1.17)      -
--------------------------------------------------------------------
Total distributions                 (.58) (1.37)  (.63)
--------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR       45.54  37.06  37.21
--------------------------------------------------------------------
Total return (%)/2                 24.80   3.11   1.56
--------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------
Net assets, end of year           22,189  15,193   571
($ x 1,000)
--------------------------------------------------------------------
Ratios to average net assets:(%)
--------------------------------------------------------------------
   Expenses                          .75    .67    .71/4
--------------------------------------------------------------------
   Net investment income             .60    .88   1.55/4
--------------------------------------------------------------------
Portfolio turnover rate (%)        13.36  10.59  26.69

1. Based on average shares outstanding.
2. Total return is not annualized.
3. For the period March 1, 2001 (effective date) to October 31, 2001.
4. Annualized.

SMALL CAP VALUE FUND - ADVISOR CLASS    YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------
                                  2003    2002    2001    2000   1999
----------------------------------------------------------------------
PER SHARE DATA ($)
----------------------------------------------------------------------
Net asset value, beginning of    22.53   22.82   21.13  17.46   18.07
year
----------------------------------------------------------------------
 Net investment income/1           .07     .10     .17    .09     .01
----------------------------------------------------------------------
 Net realized and unrealized
gains (losses)                    6.18    (.34)   1.62   3.58    (.53)
----------------------------------------------------------------------
Total from investment             6.25    (.24)   1.79   3.67    (.52)
operations
----------------------------------------------------------------------
  Distribution from net
  investment income                -       -      (.10)   -       -
----------------------------------------------------------------------
  Distribution from net
  realized gains                   -       -       -      -      (.09)
----------------------------------------------------------------------
  Tax return of capital            -      (.05)    -      -       -
----------------------------------------------------------------------
Total distributions                -      (.05)   (.10)      -   (.09)
----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR     28.78   22.53   22.82  21.13   17.46
----------------------------------------------------------------------
Total return (%)                 27.74   (1.07)   8.43  21.16   (2.97)
----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of year ($ x    13,089   9,586   4,622  3,848   2,941
1,000)
----------------------------------------------------------------------
Ratios to average net assets:(%)
----------------------------------------------------------------------
 Expenses                         1.09    1.02    1.02   1.24    1.17
----------------------------------------------------------------------
 Net investment income             .28     .44     .70    .49     .09
----------------------------------------------------------------------
Portfolio turnover rate (%)      14.14   12.74   43.33  44.99   41.21
----------------------------------------------------------------------
1. Based on average shares outstanding.

YOUR ACCOUNT

QUALIFIED INVESTORS


The following investors may qualify to buy Advisor Class shares of the Fund.


o Registered investment advisors on behalf of their clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996. Minimum investments: $1,000 initial and $50 additional.

o Registered investment advisors who buy on behalf of their clients through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.


o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.


o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments and members of law firms that provide legal counsel to the funds, and their family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.


o  Each series of the Franklin Templeton Fund Allocator Series.
   Minimum investments: $1,000 initial and $1,000 additional.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any Franklin Templeton fund and $50 additional.

o Accounts managed by Franklin Templeton Investments. Minimum investments: No initial minimum and $50 additional.

o  The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments:
   No initial or additional minimums.


o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, (ii) with retirement plan assets of $100 million or more, or (iii) with retirement plan assets of $20 million or more and who has contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services or is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services. Minimum investments: No initial or additional minimums.


o Trust companies and bank trust departments initially investing in Franklin Templeton funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.


o Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, provided that Distributors or an affiliate of Distributors has entered into a contract with the state sponsor of the program to provide certain services relating to the operation of the program. Minimum investments: No initial or additional minimums.


o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in Franklin Templeton funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund. There are certain other requirements and the group must have a purpose other than buying Fund shares without a sales charge.


Please note that Advisor Class shares of the Funds generally are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may invest in each Fund's Advisor Class shares.

BUYING SHARES

THE BALANCE SHEET FUND IS CLOSED TO ALL NEW INVESTORS, EXCEPT FOR 529 GIFT PRODUCT INVESTORS AND NEW PARTICIPANTS IN EXISTING RETIREMENT PLANS. YOU WILL BE ABLE TO CONTINUE TO ADD TO YOUR EXISTING ACCOUNT THROUGH NEW PURCHASES, INCLUDING PURCHASES THROUGH REINVESTMENT OF DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, AND EXCHANGES. THE FUND RESERVES THE RIGHT TO MODIFY THIS POLICY AT ANY TIME.

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 30). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.

BUYING SHARES
--------------------------------------------------------------------------------
                    OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
---------------------------------------------------------------------


THROUGH YOUR        Contact your           Contact your investment
INVESTMENT          investment             representative
REPRESENTATIVE      representative
--------------------------------------------------------------------------------
                    If you have another    Before requesting a
                    Franklin Templeton     telephone or online
BY PHONE/ONLINE     fund account with      purchase into an
                    your bank account      existing account, please
(Up to $100,000     information on file,   make sure we have your
per shareholder     you may open a new     bank account information
per day)            account by phone. At   on file. If we do not
                    this time, a new       have this information,
1-800/632-2301      account may not be     you will need to send
                    opened online.         written instructions
franklintempleton.com                      with your bank's name
                    To make a same day     and address, a voided
NOTE:  CERTAIN      investment, your       check or savings account
ACCOUNT TYPES ARE   phone order must be    deposit slip, and a
NOT AVAILABLE FOR   received and accepted  signature guarantee if
ONLINE ACCOUNT      by us by 1:00 p.m.     the bank and Fund
ACCESS              Pacific time or the    accounts do not have at
                    close of the New York  least one common owner.
                    Stock Exchange,        If you have online
                    whichever is earlier.  access, you will be able
                                           to add or change bank account
                                           information that we can use to
                                           process additional purchases into
                                           your Franklin Templeton account.

                                           To make a same day investment, your
                                           phone or online order must be
                                           received and accepted by us by 1:00
                                           p.m. Pacific time or the close of the
                                           New York Stock Exchange, whichever is
                                           earlier.
--------------------------------------------------------------------------------
                    Make your check        Make your check payable
                    payable to the Fund.   to the Fund. Include
BY MAIL                                    your account number on
                    Mail the check and     the check.
                    your signed
                    application to         Fill out the deposit
                    Investor Services.     slip from your account
                                           statement. If you do not have a slip,
                                           include a note with your name, the
                                           Fund name, and your account number.

                                           Mail the check and deposit slip or
                                           note to Investor Services.
--------------------------------------------------------------------------------
                    Call to receive a      Call to receive a wire
                    wire control number    control number and wire
                    and wire               instructions.
                    instructions.
BY WIRE                                    To make a same day wire
                    Wire the funds and     investment, the wired
1-800/632-2301      mail your signed       funds must be received
(or 1-650/312-2000  application to         and accepted by us by
collect)            Investor Services.     1:00 p.m. Pacific time
                    Please include the     or the close of the New
                    wire control number    York Stock Exchange,
                    or your new account    whichever is earlier.
                    number on the
                    application.

                    To make a same day wire investment, the wired funds must be received and accepted by us by 1:00 p.m. Pacific time or the close of the New York Stock Exchange, whichever is earlier.
--------------------------------------------------------------------------------
                    Call Shareholder       Call Shareholder
                    Services at            Services at
BY EXCHANGE         1-800/632-2301, or     1-800/632-2301, or send
                    send signed written    signed written
                    instructions. You      instructions. You also
franklintempleton.  also may place an      may place an online
com                 online exchange        exchange order.
                    order. The automated
                    telephone system       (Please see page 30 for
                    cannot be used to      information on
                    open a new account.    exchanges.)

                    (Please see page 30 for information on exchanges.)
--------------------------------------------------------------------------------


                      FRANKLIN TEMPLETON INVESTOR SERVICES
                   P.O. BOX 997151, SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
              OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT
                              FRANKLINTEMPLETON.COM


INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

AUTOMATIC PAYROLL DEDUCTION

You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

----------------------------------------------
Shareholder Services           1-800/632-2301
----------------------------------------------
Advisor Services               1-800/524-4040
----------------------------------------------
Retirement Services            1-800/527-2020
----------------------------------------------

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from a Fund in an existing account in the same share class of the Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.


RETIREMENT PLANS

Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; add or change your bank account information (online only); and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).


To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.


SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time. The Balance Sheet Fund is closed to all new investors, except for 529 Gift Product Investors and new participants in existing retirement plans. Please keep in mind that if you sell all the shares in your Balance Sheet Fund account, your account will be closed and you will not be able to buy additional Balance Sheet Fund shares or to reopen your Balance Sheet Fund account. The Fund reserves the right to modify this policy at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o     you are selling more than $100,000 worth of shares

o     you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.


SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
--------------------------------------------------------------------------------
                    TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
THROUGH YOUR        Contact your investment
INVESTMENT          representative
REPRESENTATIVE
--------------------------------------------------------------------------------
                    Send written instructions and
                    endorsed share certificates (if you
BY MAIL             hold share certificates) to Investor
                    Services. Corporate, partnership or trust accounts may need to send additional documents.

                    Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                    A check will be mailed to the name(s) and address on the
                    account, or otherwise according to your written
                    instructions.
--------------------------------------------------------------------------------
                    As long as your transaction is for
                    $100,000 or less, you do not hold
BY PHONE/ONLINE     share certificates and you have not
                    changed your address by phone or
1-800/632-2301      online within the last 15 days, you
                    can sell your shares by phone or
                    online.
franklintempleton.com
                    A check will be mailed to the name(s) and address on the
                    account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.
--------------------------------------------------------------------------------
                    You can call, write, or visit us
                    online to have redemption proceeds
BY ELECTRONIC FUNDS sent to a bank account. See the
TRANSFER (ACH)      policies at left for selling shares
                    by mail, phone, or online.

                    Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to provide the banking instructions online or send written instructions with your bank's name, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                    If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

                    Obtain a current prospectus for the fund you are
                    considering.
BY EXCHANGE         Prospectuses are available online at
                    franklintempleton.com.

                    Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

                    If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.
--------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
              OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT
                              FRANKLINTEMPLETON.COM


EXCHANGING SHARES

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

EXCHANGE LIMIT GUIDELINES. This exchange privilege is not intended to facilitate short-term or other excessive trading. In furtherance of this policy, generally, you may make up to four (4) exchanges out of a Fund during any calendar year. Accounts under common ownership or control may be counted together for purposes of the exchange limit guidelines. Regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans or similar arrangements will not be counted for purposes of the exchange limit guidelines. EACH FUND, IN ITS SOLE DISCRETION, MAY DETERMINE THAT YOUR TRADING ACTIVITY IS MARKET TIMING TRADING, REGARDLESS OF WHETHER OR NOT YOU EXCEED SUCH GUIDELINES, AND THEREFORE LIMIT YOUR EXCHANGE PRIVILEGE AS DESCRIBED IN THE "EXCHANGE PRIVILEGE" AND "MARKET TIMING TRADING POLICY" SECTIONS.

EXCHANGE TRANSACTIONS. Each Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, a Fund may refuse exchange purchases by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the Fund would otherwise potentially be adversely affected. For these purposes, the Fund may consider, among other factors, an investor's trading history in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

REJECTED EXCHANGES. If a Fund rejects an exchange request involving shares of the Fund, the rejected exchange request may also involve another fund. Of course, you may generally redeem shares of the Fund at any time.

INVESTOR EXCHANGE PRIVILEGE CHANGES. Each Fund may suspend or may permanently terminate the exchange privilege, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed the Fund's exchange limit guidelines.

INTERMEDIARY PURCHASES. Different restrictions may apply if you invest through an intermediary. While each Fund will work with financial intermediaries, such as broker-dealers, banks, investment advisers, record-keepers, or other third parties, to apply the Fund's exchange limit guidelines, currently each Fund is limited in its ability to monitor the trading activity or enforce the Fund's exchange limit guidelines in such accounts. For more information, see the "Market Timing Trading Policy" section.

RETIREMENT PLANS. A different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

FUND EXCHANGE PRIVILEGE CHANGES. Each Fund may terminate or modify (temporarily or permanently) the exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds, the stricter policy will apply to the exchange transaction. Other Franklin Templeton funds may have different exchange restrictions, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

MARKET TIMING TRADING POLICY

MARKET TIMING RESTRICTIONS. Short-term or excessive trading, often referred to as "market timing," is discouraged. Each Fund will take steps to seek to detect and deter market timing pursuant to the Fund's policies as described in the prospectus and approved by the Board of Trustees.

MARKET TIMING CONSEQUENCES. Each Fund may suspend or may permanently terminate the exchange privilege, or limit the amount, number, frequency, or methods of requesting exchange transactions, if you exceed or seek to exceed the Fund's exchange limit guidelines (defined under the "Exchange Privilege" section). Each Fund may also bar your future purchases into the Fund and any of the other Franklin Templeton funds. Moreover, each Fund in its sole discretion, may determine that your trading activity is market timing trading, regardless of whether or not you exceed such guidelines, and limit your exchange privilege as described in the "Exchange Privilege" and in the "Market Timing Trading Policy" sections. In addition, each Fund may restrict, reject or cancel any purchase of Fund shares, including the purchase side of an exchange, without notice, for no reason or any reason.

For example, each Fund may refuse a purchase, including an exchange purchase, by any person or group if, in the manager's judgment, (1) the Fund may be unable to invest the money effectively in accordance with its investment goals and policies, or (2) it is from a market timer or an investor that, in the opinion of the manager, may be disruptive to the Fund, or (3) the manager believes such purchase may represent market timing activity involving the Fund alone or involving the Fund together with one or more other mutual funds, or (4) the Fund would otherwise potentially be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by the Fund. For these purposes, a Fund may consider, among other factors, the period of time between your last purchase (including exchange purchase) of the Fund's shares and the date of the current redemption (including exchange redemption) and your trading history in the Fund, in other Franklin Templeton funds, in other non-Franklin Templeton mutual funds or in accounts under common control or ownership.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, market timing may disrupt portfolio management strategies, increase brokerage, administrative and other expenses, and impact fund performance. The Franklin Templeton funds are currently using several methods to detect and deter market timing. These methods include:

o     Use of exchange limit guidelines;

o     Broad authority to take discretionary action against market timers and against particular trades;

o     Selective monitoring of trade activity; and

o     Redemption fees on trades in certain funds.

The Franklin Templeton funds are also continuing to refine their uses of the above methods and to explore other methods.

Each of these methods involves judgments that are inherently subjective, although the Franklin Templeton funds and their Franklin Templeton service providers seek to make judgments that are consistent with shareholder interests. Moreover, each of these methods involves some selectivity in their application. Finally, while the Franklin Templeton funds seek to take actions that will detect and deter market timing, they cannot represent that it can be completely eliminated in any fund.

For example, a Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine: (1) whether the purchase or sale is connected with a market timing transaction; and/or (2) the identity of the beneficial owner for whom the shares are purchased or sold. Additionally, there can be no assurance that the systems and procedures of the Fund's transfer agent will be able to monitor all trading activity.

REVOCATION OF TIMING TRADES. Transactions placed in violation of a Fund's exchange limit guidelines or market timing trading policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

MONEY FUNDS. Each Fund's exchange limit guidelines of up to four (4) exchanges out of the Fund during any calendar year generally do not apply to any of the Franklin Templeton money funds. However, the Franklin Templeton money funds at all times reserve the right to restrict, reject or cancel any exchange purchase, for no reason or any reason, without notice.

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. Redemption (if you sell or exchange your shares or your shares are involuntarily redeemed) of Fund shares held for 30 days or less may be subject to each Fund's redemption fee, which is 2% of the amount redeemed (using standard rounding criteria). For this purpose, shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is paid to the Fund rather than to the manager, and is designed to help offset any cost associated with short-term shareholder trading.

INTERMEDIARIES' ROLE. Only certain intermediaries have agreed to collect each Fund's redemption fee on the Fund's behalf from their customers' accounts. In addition, due to operational requirements, those intermediaries' methods for tracking and calculating the fee may differ in some respects from that of a Fund.

EXCEPTIONS. The redemption fee, however, does not apply to certain types of accounts held through intermediaries, including:

o     Certain employer-sponsored retirement plans;

o     Certain broker wrap fee and other fee-based programs;

o Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers' accounts; and

o Certain intermediaries that do not have or are not able to report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

In addition, the redemption fee does not apply to:

o Shares acquired through the automatic reinvestment of distributions;

o Redemptions under regularly scheduled automatic withdrawal plans;

o Redemptions from retirement accounts (1) of a mandatory distribution; (2) within 30 days following the end of a plan "blackout period" in connection with a plan conversion; or (3) within 30 days of an automatic payroll deduction;

o Redemptions in connection with the regularly scheduled automatic rebalancing of assets in retirement plans;

o Distributions from retirement accounts due to death, disability, health or financial hardship;

o     Reinvested distributions (dividends and capital gains);

o Involuntary redemptions resulting from failure to meet account minimums; and

o     Redemptions by registered mutual funds.

You should contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

In addition to the circumstances noted above, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, each Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved by mid 2004) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee. See the "Market Timing Trading Policy" section.

INVOLUNTARY REDEMPTIONS

Each Fund reserves the right to close your account if the account value falls below the Fund's minimum account level, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.

ACCOUNT POLICIES

CALCULATING SHARE PRICE

Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.


Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $500 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).


You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 31).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares all owners must agree in writing.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED owner, may give a Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:


o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.


If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to a Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


ADDITIONAL POLICIES


Please note that the Funds maintain additional policies and reserves certain rights, including:

o Each Fund may restrict, reject or cancel any purchase orders, including an exchange request.

o Each Fund may modify, suspend, or terminate telephone/online privileges at any time.

o Each Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o Each Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect a Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.


o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to a Fund promptly.

DEALER COMPENSATION


Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin
Templeton Distributors, Inc. from its own resources.

QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        HOURS (PACIFIC TIME,
DEPARTMENT NAME       TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m.
                                        (Saturday)
-----------------------------------------------------------------
Fund Information      1-800/DIAL BEN(R) 5:30 a.m. to 5:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
                                        (Saturday)
-----------------------------------------------------------------
Retirement Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
-----------------------------------------------------------------
Advisor Services      1-800/524-4040    5:30 a.m. to 5:00 p.m.
-----------------------------------------------------------------
Institutional         1-800/321-8563    6:00 a.m. to 4:00 p.m.
Services
-----------------------------------------------------------------
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)
-----------------------------------------------------------------
Automated Telephone   1-800/632-2301    (around-the-clock
System                1-800/524-4040    access)
                      1-800/527-2020
-----------------------------------------------------------------

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway,
San Mateo, CA 94403-1906
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

GAIN FROM OUR PERSPECTIVE(R)



Investment Company Act file #811-5878       FVIT PA 03/04








FRANKLIN VALUE INVESTORS TRUST


FRANKLIN BALANCE SHEET INVESTMENT FUND - CLASS A, B, C & R FRANKLIN LARGE CAP VALUE FUND - CLASS A, B, C & R FRANKLIN MICROCAP VALUE FUND - CLASS A FRANKLIN SMALL CAP VALUE FUND - CLASS A, B, C & R

STATEMENT OF ADDITIONAL INFORMATION


MARCH 1, 2004


[Insert Franklin Templeton Investment logo]


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated March 1, 2004, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended October 31, 2003, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals, Strategies and Risks                               2
Officers and Trustees                                    19

Proxy Voting Policies and Procedures                     23
Management and Other Services                            25
Portfolio Transactions                                   28
Distributions and Taxes                                  29
Organization, Voting Rights and
 Principal Holders                                       33
Buying and Selling Shares                                35
Pricing Shares                                           41
The Underwriter                                          42
Performance                                              44
Miscellaneous Information                                49
Description of Ratings                                   49


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------------------
o  ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
   FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
-------------------------------------------------------------------------------
o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;
-------------------------------------------------------------------------------
o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.
-------------------------------------------------------------------------------

                                                                  FVIT SAI 03/04


GOALS, STRATEGIES AND RISKS
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Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FRANKLIN BALANCE SHEET INVESTMENT FUND (BALANCE SHEET FUND)


FUNDAMENTAL INVESTMENT POLICIES

The Fund's principal investment goal is high total return, of which capital appreciation and income are components.

The Balance Sheet Fund may not:

1. Have invested as of the last day of any fiscal quarter (i) more than 25% of its total assets in the securities of any one issuer, or (ii) with respect to 50% of the Fund's total assets, more than 5% of its total assets in the obligations of any one issuer, except for securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any issuer. For purposes of this restriction, all outstanding fixed-income securities of an issuer are considered as one class.

3. Invest in the stock of any investment company if a purchase of such stock would result in the Fund and affiliates of the Fund owning together more than 3% of the total outstanding stock of such investment company.

4. Borrow money, except from banks, in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes and permissible options, short selling or other hedging transactions.

6. Purchase securities on margin or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

7. Buy or sell interests in oil, gas or mineral exploration or development programs or leases, or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

8. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements and portfolio lending agreements, provided that the value of securities subject to such lending agreements may not exceed 25% of the value of the Fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission (SEC) and the board, including maintenance of collateral of the borrower equal at all times to at least 102% of the current market value of the securities loaned.

9. Purchase or sell commodities or commodity futures contracts or financial futures contracts; or invest in put, call, straddle or spread options on financial or other futures contracts or stock index futures contracts.

10. Invest in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the New York or American Stock Exchanges.

11. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission; nor invest in securities of any company if, to the knowledge of the Fund, any officer, director or trustee of the Fund or the investment advisor owns more than 0.5% of the outstanding securities of such company and such officers, directors and trustees (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company.

12. Underwrite the securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

13. Purchase or hold the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale (restricted securities), in securities that are not readily marketable (including over-the-counter options) or in repurchase agreements maturing in more than seven days.

14. Invest in any issuer for purposes of exercising control or management.

15. Issue senior securities, as defined in the Investment Company Act of 1940, as amended (1940 Act), except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges or (ii) entering into repurchase transactions.

16. Engage in the short sales of securities, except short sales "against the box," if the cash or securities deposited in the segregated account with the Fund's custodian to collateralize its short positions in the aggregate exceed 25% of the Fund's net assets.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund may not invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

The Fund also may be subject to investment limitations imposed by foreign jurisdictions in which the Fund sells its shares.

The Fund may invest an unlimited amount of its total assets in the securities of companies, including small capitalization companies, that, in the opinion of the manager, represent an opportunity for (i) significant capital appreciation due to intrinsic values not reflected in the current market price of the securities and/or (ii) high income.

The Fund will generally invest in common stocks, although it has no limit on the percentage of its assets that may be invested in preferred stock or debt obligations, including securities convertible into common stocks, secured or unsecured bonds, commercial paper, and notes. The mixture of common stocks, preferred stocks, and debt obligations will vary from time to time based upon the manager's assessment as to whether investments in each category will contribute to meeting the Fund's investment goal.


An investment in the Fund involves certain speculative considerations and may involve a higher degree of risk than an investment in shares of more traditional open-end investment companies because the Fund may invest up to 100% of its assets in the securities of issuers (including closed-end funds) with less than three years continuous operation.


FRANKLIN LARGE CAP VALUE FUND (LARGE CAP VALUE FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital appreciation.

The Large Cap Value Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or from any person in a private transaction not intended for public distribution for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

FRANKLIN MICROCAP VALUE FUND (MICROCAP VALUE FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's principal investment goal is high total return, of which capital appreciation and income are components.

The MicroCap Value Fund may not:

1. Invest in securities for purposes of exercising management or control of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

2. Borrow money, except in the form of reverse repurchase agreements or from banks in order to meet redemption requests or for other temporary or emergency purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings to meet redemption requests or for temporary or emergency purposes and permissible options, short selling or other hedging transactions.

4. Purchase securities on margin or underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5. Invest directly in interests in real estate, oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. (This restriction does not preclude investments in marketable securities of issuers engaged in such activities.)

6. Make loans to other persons, except by the purchase of debt obligations, or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement or similar transaction may be deemed a loan.

7. Purchase or sell commodities or commodity futures contracts or financial futures contracts; or invest in put, call, straddle or spread options on financial or other futures contracts or stock index futures contracts.

8. Invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the New York or American Stock Exchanges.

9. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission; nor invest in securities of any issuer if any officer, director or trustee of the Fund or the investment advisor owns beneficially more than one-half of 1% of the outstanding securities of such issuer and all such officers, directors and trustees together own beneficially more than 5% of such securities.

10. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition; or except further that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund. Pursuant to available exemptions from the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisory Services or its affiliates.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund does not intend to invest more than 5% of its assets in securities of issuers with less than three years continuous operation, including the operations of any predecessor companies or to purchase or hold securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale, in securities that are not readily marketable (including over-the-counter options) or in repurchase agreements maturing in more than seven days.

2. The Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges or (ii) entering into repurchase transactions or engage in the short sales of securities, except short sales "against the box," if the cash or securities deposited in the segregated account with the Fund's custodian to collateralize its short positions in the aggregate exceed 25% of the Fund's net assets.

3. The Fund may not invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

The Fund will generally invest in common stocks, although it has no limit on the percentage of its assets that may be invested in preferred stock or debt obligations, including securities convertible into common stocks, secured or unsecured bonds, commercial paper, and notes. The mixture of common stocks, preferred stocks, and debt obligations will vary from time to time based upon the manager's assessment as to whether investments in each category will contribute to meeting the Fund's investment goal.

FRANKLIN SMALL CAP VALUE FUND (SMALL CAP VALUE FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term total return.

The Small Cap Value Fund may not:

1. Borrow money, except that the Fund may borrow money in a manner consistent with the Fund's investment goal and policies in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed). The Fund may borrow in connection with short-sales and short-sales "against the box," and the Fund may borrow from banks, other Franklin Templeton funds or other persons to the extent permitted by applicable law.

2. Underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

3. Invest directly in interests in real estate, oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. This restriction does not preclude investments in marketable securities of issuers engaged in such activities.

4. Loan money, except as consistent with the Fund's investment goal, and except that the Fund may (a) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements, (c) lend its portfolio securities, and (d) participate in an interfund lending program with other Franklin Templeton funds to the extent permitted by the 1940 Act and any rules or orders thereunder.

5. Purchase or sell commodities or commodity contracts; except that the Fund may enter into interest rate and financial futures contracts, options thereon, and forward contracts.

6. Issue securities senior to the Fund's presently authorized shares of beneficial interest.

7. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

The Fund presently has the following additional restrictions, which are not fundamental and may be changed without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

2. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

3. The Fund may not purchase or retain securities of any company in which officers or trustees of the Fund, or of its investment manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.


4. The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.


5. The Fund may not invest more than 5% of its assets in securities of issuers with less than three years continuous operation, including the operations of any predecessor companies.

6. The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in Restriction 1 above.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:


CONVERTIBLE SECURITIES Each Fund may invest in convertible securities; these investments will be less than 25% of its total assets. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLES. Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (PERCS), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three- to four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will automatically convert to either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein that may be similar to those described above in which a Fund may invest, consistent with its goal and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to a Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Each Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

SYNTHETIC CONVERTIBLES. Each Fund may invest a portion of its assets in "synthetic convertible" securities. A synthetic convertible is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options that grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are generally not considered to be "Equity securities" for purposes of each Fund's investment policy regarding those securities.

Synthetic convertible securities differ from the true convertible security in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund's investment goal. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; and bankers' acceptances. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

It is possible that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of a Fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in a Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

DEPOSITARY RECEIPTS Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs)(collectively, depositary receipts). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipt to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

DERIVATIVE SECURITIES Options, futures and options on futures are generally considered "derivative securities."

OPTIONS. Each Fund may write (sell) covered call options on any of the securities it owns that are listed for trading on a national securities exchange, and it may also buy listed call and put options on securities and securities indices for portfolio hedging purposes. Each Fund may also write covered call options and buy put options that are traded over-the-counter (OTC). A Fund will not invest in any stock options or stock index options, other than hedging or covered positions, if the option premiums paid on its open positions exceed 5% of the value of such Fund's total assets.

CALL OPTIONS. Call options are short-term contracts (generally having a duration of nine months or less) that give the buyer of the option the right to buy, and obligate the writer to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the underlying security. The buyer of an option pays a cash premium that typically reflects, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand factors, and interest rates.

A call option written by a Fund is "covered" if the Fund owns or has an absolute right (such as by conversion) to the underlying security covered by the call. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, government securities or other high grade debt obligations in a segregated account with its custodian bank.

PUT OPTIONS. Each Fund may also buy put options on common stock that it owns or may acquire them through the conversion or exchange of other securities to protect against a decline in the market value of the underlying security or to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. A put option gives the holder the right to sell the underlying security at the option exercise price at any time during the option period. A Fund may pay for a put either separately or by paying a higher price for securities that are purchased subject to a put, thus increasing the cost of the securities and reducing the yield otherwise available from the same securities.

In the case of put options, any gain realized by a Fund will be reduced by the amount of the premium and transaction costs it paid and may be offset by a decline in the value of its portfolio securities. If the value of the underlying stock exceeds the exercise price (or never declines below the exercise price), the Fund may suffer a loss equal to the amount of the premium it paid plus transaction costs. Subject to the same risks, the Fund may also close out its option positions before they expire by entering into a closing purchase transaction.

OPTIONS ON INDICES. Options on securities indices are similar to options on securities except, rather than the right to buy or sell particular securities at a specified price, options on a securities index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option. The cash received is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than on price movements in individual securities.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium paid by the purchaser of the option. The amount reflects, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wants to terminate its obligation may effect a "closing purchase transaction." This is done by buying an option of the same series as the option previously written which will cancel the writer's position by the clearing corporation. A writer may not effect a closing purchase transaction, however, after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Each Fund may purchase call options on securities it intends to purchase to limit the risk of a substantial increase in the market price of the security or on securities indices. A Fund may also purchase call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

Each Fund may also purchase put options on securities and securities indices and enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the investment manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

FORWARD CONVERSIONS. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects the underlying security from depreciation in value. By selling or writing calls on the same security, the Fund receives premiums which may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund's return may depend in part on movements in the price of the underlying security.

FUTURES. The Large Cap Value and Small Cap Value Funds may enter into contracts for the purchase or sale for future delivery of securities, contracts based upon financial indices, and buy options on such contracts (financial futures). Financial futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the seller has a contractual obligation to deliver the securities described in the contract at a specified price on a specified date. A "purchase" of a futures contract means the buyer has a contractual obligation to acquire the securities described in the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. At the present time, each Fund intends to limit these investments to no more than 5% of its net assets.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The Funds will not engage in transactions in futures contracts or related options for speculation. Neither Fund will enter into any stock index future or related option if, immediately thereafter, more than one third (1/3) of the Fund's net assets would be represented by futures contracts or related options. In addition, neither Large Cap Value nor Small Cap Value Fund may buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions, and premiums paid for related options, would exceed 5% of the market value of such Fund's total assets.

The purpose of the acquisition or sale of a futures contract is to attempt to protect a Fund from fluctuations in the price of a portfolio security without actually buying or selling the underlying security. To the extent a Fund enters into futures contracts or related options, it will deposit in a segregated account with its custodian bank cash or other U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund's position, the Fund will be required to pay the futures commission merchant an amount equal to the change in value.

STOCK INDEX FUTURES CONTRACTS. Large Cap Value and Small Cap Value Funds may purchase and sell stock index futures contracts traded on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Open futures contracts are valued on a daily basis and the Funds may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

These Funds may sell stock index futures contracts in anticipation of or during a market decline in an attempt to offset the decrease in market value of its securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may offset increases in the cost of common stocks that it intends to purchase.

FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment goal and legally permissible for the Fund. Prior to investing in any such investment vehicle, the Fund will supplement its prospectus, if appropriate.

A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices, financial futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of the index or such underlying securities, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities that would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by a Fund of options on stock indices, financial futures and other options will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or in a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

When a Fund writes (sells) covered call options, it will receive a cash premium that can be used in whatever way the manager believes is most beneficial to the Fund. The risks associated with covered option writing are that in the event of a price increase on the underlying security that would likely trigger the exercise of the call option, a Fund will not participate in the increase in price beyond the exercise price. It will generally be each Fund's policy, in order to avoid the exercise of a call option written by it, to cancel its obligation under the call option by entering into a "closing purchase transaction," if available, unless it is determined to be in the Fund's interest to deliver the underlying securities from its portfolio. A closing purchase transaction consists of the Fund buying an option having the same terms as the option written by the Fund, and has the effect of canceling the Fund's position as the writer of the option. The premium that a Fund will pay in executing a closing purchase transaction may be higher or lower than the premium it received when writing the option, depending in large part upon the relative price of the underlying security at the time of each transaction.

One risk involved in both buying and selling options is that a Fund may not be able to effect a closing purchase transaction at a time when it wishes to do so or at an advantageous price. There is no assurance that a liquid market will exist for a given contract or option at any particular time. To mitigate this risk, a Fund will ordinarily buy and write options only if a secondary market for the option exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although, of course, the premium can be used to offset any losses or add to the Fund's income) but, as long as its obligation as a writer of such an option continues, a Fund will have retained the risk of loss should the price of the underlying security decline. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The aggregate premiums paid on all such options that are held at any time will not exceed 20% of a Fund's total assets.

OTC options may be subject to more risks than exchange-traded options because OTC options are arranged with dealers, not with a clearing corporation, and because pricing of OTC options is typically done by reference to information from market makers. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Each Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

In addition, futures contracts entail risks. Although each Fund believes that it will benefit from the use of such contracts, if the manager's judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. Each Fund expects that in the normal course it will purchase securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of such positions without a corresponding purchase of securities.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.


FOREIGN SECURITIES Each Fund may invest in foreign securities if these investments are consistent with the Fund's investment goal. A Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations. Each Fund currently intends to limit its investment in foreign securities to no more than 15% of its total assets.


The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below. You should consider carefully the substantial risks involved in securities of companies of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

A Fund's investments in foreign securities may increase the risks with respect to the liquidity of the Fund's portfolio. This could inhibit a Fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and such Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

ILLIQUID INVESTMENTS Each Fund's current policy is not to invest more than 10% of its net assets in illiquid securities. In the case of the Large Cap Value Fund, this is an operating policy that may be changed without shareholder approval. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

LOAN PARTICIPATIONS Through a loan participation, a Fund can buy from a lender a portion of a larger loan that it has made to a borrower. By buying loan participations, a Fund may be able to acquire interests in loans from financially strong borrowers that the Fund could not otherwise acquire. These instruments are typically interests in floating or variable rate senior loans to U.S. corporations, partnerships, and other entities. Generally, loan participations are sold without guarantee or recourse to the lending institution and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, if the borrowers have credit problems, some may sell at discounts. To the extent the borrower's credit problems are resolved, the loan participations may then appreciate in value. These loan participations, however, carry substantially the same risk as that for defaulted debt obligations and may cause loss of the entire investment. Many loan participations are illiquid and therefore will be included in a Fund's limitation on illiquid investments.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of Balance Sheet, MicroCap Value and Small Cap Value Funds' total assets and 33 1/3% of Large Cap Value Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% (102% for Balance Sheet Fund) of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

LOWER RATED SECURITIES Each Fund may invest up to 25% of its total assets in lower rated, fixed-income and convertible securities (those rated BB or lower by Standard & Poor's Ratings Group (S&P(R)) or Ba or lower by Moody's Investors Service (Moody's)) and unrated securities of comparable quality that the manager believes possess intrinsic values in excess of the current market prices of those securities. Lower rated bonds are commonly called "junk bonds." Lower rated securities are considered by S&P, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. Lower rated securities in which the Fund may invest include securities rated D, the lowest rating category of S&P, or unrated securities of comparable quality. Debt obligations rated D are in default and the payment of interest and/or repayment of principal is in arrears.

Because each Fund may invest in securities below investment grade, an investment in a Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for a Fund.

The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. Under the Internal Revenue Code and U.S. Treasury regulations, a Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, a Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund's portfolio.

Each Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, as amended (1933 Act), which entails special responsibilities and liabilities. A Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

A Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. Each Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's net asset value.

Each Fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk factors above also apply to lower-quality zero-coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the Fund will not receive any cash until the cash payment date. If the issuer defaults, a Fund may not obtain any return on its investment.

Zero-coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the cash payment date), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero-coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

Current federal income tax law requires a holder of a zero-coupon security to report as income each year the portion of original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year. Pay-in-kind securities pay interest by issuing more bonds. The Fund is deemed to receive interest over the life of these bonds and is treated as if the interest were paid on a current basis for federal income tax purposes, although the Fund does not receive any cash interest payments until maturity or the cash payment date. Accordingly, during times when the Fund does not receive any cash interest payments on its zero-coupon, deferred interest or pay-in-kind securities, it may have to sell portfolio securities to meet distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Each Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

OTHER INVESTMENT COMPANIES


A Fund may not acquire shares of another investment company if, immediately after the acquisition, the Fund would own (i) more than 3% of the total outstanding voting stock of that investment company, (ii) securities issued by that investment company having an aggregate value in excess of 5% of the Fund's total assets, or (iii) securities issued by that investment company and all other investment companies having an aggregate value in excess of 10% of the Fund's total assets.

EXCHANGE-TRADED FUNDS. Each Fund may invest in exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. ETFs are publicly-traded trusts that acquire and hold shares of all of the companies, or a representative sampling of companies, that are components of a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Although each Fund, like most other investors in ETFs, intend to purchase and sell ETF shares primarily in the secondary trading market, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund's best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. Under certain circumstances, an ETF could be terminated. Should termination occur, the ETF might have to liquidate its portfolio securities at a time when the prices for those securities are falling.

CLOSED-END FUNDS. Each Fund may invest in the securities of closed-end management investment companies that the Fund's manager believes are currently undervalued in the marketplace.


REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

RESTRICTED SECURITIES Some of the securities each Fund buys may be considered "restricted securities." Restricted securities are securities with legal or contractual restrictions on resale, including securities that are not registered under the 1933 Act. Securities not registered under the 1933 Act may not be sold without first being registered, unless there is an available exemption under the 1933 Act. Normally the costs of registering these securities are borne by the issuer. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than similar securities that are not restricted.

As with other securities in a Fund's portfolio, if no readily available market quotations exist for restricted securities, they will be valued at fair value in accordance with procedures adopted by the board of trustees. If a Fund suddenly has to sell restricted securities, time constraints or a lack of interested, qualified buyers may prevent the Fund from receiving the carrying value of the securities at the time of the sale. Alternatively, the manager may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

The board of trustees has authorized each Fund to invest in restricted securities and to consider them liquid (and thus not subject to the 10% limitation on illiquid securities) to the extent the manager determines that there is a liquid institutional or other market for these securities. For example, restricted securities may be freely transferred among qualified institutional buyers under Rule 144A of the 1933 Act, and in some cases a liquid institutional market has developed.

On an ongoing basis, the board of trustees will review the manager's decisions to treat restricted securities as liquid - including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security can be considered liquid, the manager and the board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security, (ii) the number of dealers willing to buy or sell the security and the number of potential buyers, (iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed to be liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

SHORT-SELLING In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The security sold must be listed on a national exchange. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, a Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. Each Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Fund's net assets or 5% of any class of such issuer's securities in the case of Balance Sheet and MicroCap Value Funds, and 2% of the Fund's net assets or 2% of any class of such issuer's securities in the case of Large Cap Value and Small Cap Value Funds.

Each Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

STANDBY COMMITMENT AGREEMENTS If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. A Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

Each Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on a Fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED NOTES Each Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. A structured note's performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or "linked" equity security, currency, interest rate, index or other financial indicator. The holder's right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in certain rates of interest or other external events.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.


Temporary defensive investments generally may include: (i) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (ii) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (iii) bank obligations, including negotiable or non-negotiable CDs (subject to the 10% aggregate limit on the Fund's investment in illiquid securities), letters of credit and bankers' acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (iv) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody's or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and (v) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody's. The manager may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


TRADE CLAIMS Each Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the board of trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.


VALUE INVESTING Each Fund's emphasis on securities believed to be undervalued by the market uses a technique that requires not only the resources to undertake extensive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Fund or that the Fund will achieve its investment goal.


WARRANTS A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. Further, each Fund does not intend to invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of a Fund's net assets may be invested in warrants (valued at the lower of cost or market) that are not listed on the New York or American Stock Exchange.


WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS are arrangements under which a Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent the Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment goals and policies, and not for the purpose of investment leverage. Although a Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if the manager believes it is advisable to do so.


When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. As a buyer in one of these transactions, a Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds.
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OFFICERS AND TRUSTEES


The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering each Fund's day-to-day operations. The board also monitors each Fund to ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS


-----------------------------------------------------------------
                                     NUMBER
                                       OF
                                     PORTFOLIOS
                                     IN FUND
                                     COMPLEX
                           LENGTH    OVERSEEN        OTHER
  NAME, AGE                OF TIME   BY BOARD    DIRECTORSHIPS
 AND ADDRESS    POSITION    SERVED    MEMBER*        HELD
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Frank T.      Trustee      Since         5     Director, Unity
Crohn (79)                 1989                Mutual Life
One Franklin                                   Insurance
Parkway                                        Company.
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance Company (insurance and annuities) (until 1996); Chief Executive Officer, National Benefit Life Insurance Co. (insurance) (1963-1982); and Director, AmVestors Financial Corporation (until
1997).
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Burton J.     Trustee      Since        12     Director,
Greenwald                  2001                Fiduciary
(74)                                           Emerging Markets
One Franklin                                   Bond Fund PLC
Parkway                                        and Fiduciary
San Mateo,                                     International
CA 94403-1906                                  Ireland Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, management
consultants to the financial services industry.
-----------------------------------------------------------------
Charles       Trustee      Since        12     None
Rubens II                  1989
(73)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
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Leonard       Trustee      Since        12     None
Rubin (78)                 1989
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments);
and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of
the Board, Carolace Embroidery Co., Inc. (until 1996).
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INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------
  NAME, AGE     POSITION   LENGTH    NUMBER          OTHER
AND ADDRESS               OF TIME    OF            DIRECTORSHIPS
                           SERVED    PORTFOLIOS       HELD
                                     IN FUND
                                     COMPLEX
                                     OVERSEEN
                                      BY BOARD
                                      MEMBER*
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**William J.  Trustee,     Trustee       18             None
Lippman (79)  President    and
One Parker    and Chief    President
Plaza, 9th    Executive    since
Floor         Officer -    1989 and
Fort Lee, NJ  Investment   Chief
07024         Management   Executive
                           Officer -
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of seven of the investment companies in Franklin Templeton Investments.
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Harmon E.     Vice         Since     Not                None
Burns (59)    President    1989      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
Martin L.     Vice         Since     Not                None
Flanagan (43) President    1995      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
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Jimmy D.      Senior Vice   Since     Not               None
Gambill (56)  President     2002      Applicable
500 East      and Chief
Broward       Executive
Blvd.         Officer
Suite 2100    -Finance and
Fort          Administration
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not                None
Goss (56)     President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until
1999) and Franklin Select Realty Trust (until 2000).
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Barbara J.    Vice         Since     Not                None
Green (56)    President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
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Rupert H.     Vice         Since     Not                None
Johnson, Jr.  President    1989      Applicable
(63)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
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Diomedes      Treasurer    Since     Not                None
Loo-Tam (65)  and Chief    February  Applicable
One Franklin  Financial    2004
Parkway       Officer
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton
Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000); and Senior Vice President, Franklin Templeton Services, LLC. (1997-2000).
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Michael O.    Vice         Since     Not                Director, FTI
Magdol (66)   President -  2002      Applicable         Banque, Arch
600 Fifth     AML                                       Chemicals, Inc.
Avenue        Compliance                                and Lingnan
Rockefeller                                             Foundation.
Center
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
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Murray L.     Vice         Since     Not                 None
Simpson (66)  President    2000      Applicable
One Franklin  and
Parkway       Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

The Trust pays noninterested board members $4,800 per quarter plus $3,260 per meeting attended. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                    NUMBER OF
                      TOTAL        TOTAL FEES       BOARDS IN
                      FEES       RECEIVED FROM      FRANKLIN
                      RECEIVED      FRANKLIN        TEMPLETON
                      FROM THE     TEMPLETON     INVESTMENTS ON
        NAME           TRUST/1   INVESTMENTS/2     WHICH EACH
                         ($)         ($)             SERVES/3
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Frank T. Crohn          33,747        47,085           2
Burton J. Greenwald     33,747       117,210           4
Charles Rubens II       33,747       107,950           4
Leonard Rubin           33,747       109,210           4

1. For the fiscal year ended October 31, 2003.
2. For the calendar year ended December 31, 2003.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

The following tables provide the dollar range of equity securities beneficially owned by the board members on December 31, 2003.

INDEPENDENT BOARD MEMBERS

--------------------------------------------------------------------
                                            AGGREGATE DOLLAR RANGE
                                             OF EQUITY SECURITIES
                                             IN ALL FUNDS OVERSEEN
                     DOLLAR RANGE OF EQUITY BY THE BOARD MEMBER IN
                       SECURITIES IN EACH   THE FRANKLIN TEMPLETON
NAME OF BOARD MEMBER  SERIES OF THE TRUST        FUND COMPLEX
--------------------------------------------------------------------
Frank T. Crohn         Balance Sheet Fund        Over $100,000
                         Over $100,000

                      Large Cap Value Fund
                         Over $100,000

                      MicroCap Value Fund
                         Over $100,000

                      Small Cap Value Fund
                         Over $100,000
--------------------------------------------------------------------
Burton J. Greenwald    Balance Sheet Fund        Over $100,000
                         Over $100,000

                      MicroCap Value Fund
                         Over $100,000
--------------------------------------------------------------------
Charles Rubens II      Balance Sheet Fund        Over $100,000
                         Over $100,000

                      Large Cap Value Fund
                         Over $100,000

                      MicroCap Value Fund
                         Over $100,000

                      Small Cap Value Fund
                         Over $100,000
--------------------------------------------------------------------
Leonard Rubin          Balance Sheet Fund        Over $100,000
                         Over $100,000

                      Large Cap Value Fund
                         Over $100,000

                      MicroCap Value Fund
                         Over $100,000

                      Small Cap Value Fund
                         Over $100,000
--------------------------------------------------------------------

INTERESTED BOARD MEMBER
--------------------------------------------------------------------
                                                AGGREGATE DOLLAR
                                                RANGE OF EQUITY
                                               SECURITIES IN ALL
                                             FUNDS OVERSEEN BY THE
                     DOLLAR RANGE OF EQUITY   BOARD MEMBER IN THE
                       SECURITIES IN EACH      FRANKLIN TEMPLETON
NAME OF BOARD MEMBER   SERIES OF THE TRUST        FUND COMPLEX
--------------------------------------------------------------------
William J. Lippman     Balance Sheet Fund        Over $100,000
                          Over $100,000

                      Large Cap Value Fund
                        $10,001 - $50,000

                       MicroCap Value Fund
                       $50,001 - $100,000

                      Small Cap Value Fund
                          Over $100,000
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BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit and the Nominating Committees are comprised of the following Independent Trustees of the Trust: Frank T. Crohn, Burton J. Greenwald, Charles Rubens II and Leonard Rubin.

The Trust's Nominating Committee is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151 Sacramento, CA 95899-9983

During the fiscal year ended October 31, 2003, the Audit Committee met three times; the Nominating Committee did not meet.

PROXY VOTING POLICIES AND PROCEDURES
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The board of trustees of the Trust on behalf of the Funds has delegated the authority to vote proxies related to the portfolio securities held by the Fund to each Fund's manager "Franklin Advisory Services, LLC" in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Funds and their shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's board of trustees; defer to the voting recommendation of the Fund's board of trustees, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as they align their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

-------------------------------------------------------------------------------
MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisory Services, LLC. The manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager also selects the brokers who execute each Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by a Fund or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.


The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the board, including a majority of noninterested or independent trustees, approved renewal of each Fund's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on each Fund's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with each Fund's investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such materials, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such materials and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the Balance Sheet Fund was considered in reference to a peer group of mid-cap value funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to mid-cap value funds, and to the Fund's compliance with its specific investment goals and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Balance Sheet Fund in relation to those within the relevant peer group of mid-cap value funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o PERFORMANCE. Performance of the MicroCap Value Fund and Small Cap Value Fund was considered in reference to a peer group of small-cap value funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short-term and long-term performance of the Funds in comparison with this peer group, in comparison to those particular indices relevant to small-cap value funds, and to each Fund's compliance with its specific investment goals and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the MicroCap Value Fund and Small Cap Value Fund in relation to those within the relevant peer group of small-cap value funds, as selected by the independent third party analyst. Emphasis is placed on each Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.


o PERFORMANCE. Performance of the Large Cap Value Fund was considered in reference to a peer group of large-cap value funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to large-cap value funds, and to the Fund's compliance with its specific investment goals and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Large Cap Value Fund in relation to those within the relevant peer group of large-cap value funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The board also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.


o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided to the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Funds' independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES The Balance Sheet Fund pays the manager a fee equal to an annual rate of:

o 0.625 of 1% of the value of net assets up to and including $100 million;
o 0.50 of 1% of the value of net assets over $100 million and not over $250 million;
o 0.45 of 1% of the value of net assets over $250 million and not over $10 billion;
o 0.44 of 1% of the value of net assets over $10 billion and not over $12.5 billion;
o 0.42 of 1% of the value of net assets over $12.5 billion and not over $15 billion; and
o 0.40 of 1% of the value of net assets in excess of $15 billion.

The fee is computed daily according to the terms of the management agreement. Each class of the Balance Sheet Fund's shares pays its proportionate share of the fee.

The Large Cap Value Fund pays the manager a fee equal to an annual rate of:

o 0.550% of the value of net assets up to and including $500 million;
o 0.450% of the value of net assets over $500 million up to and including $1 billion;
o 0.400% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.350% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.325% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.300% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.290% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.280% of the value of net assets over $19 billion up to and including $21.5 billion; and
o 0.270% of the value of net assets over $21.5 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the Large Cap Value Fund's shares pays its proportionate share of the fee.

The MicroCap Value Fund pays the manager a fee equal to an annual rate of 0.75% of the Fund's average daily net assets. The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

The Small Cap Value Fund pays the manager a fee equal to an annual rate of:

o 0.75% on the first $500 million of the average daily net assets of the Fund;
o 0.625% on the next $500 million of the average daily net assets of the Fund;
o 0.50% on the average daily net assets of the Fund in excess of $1 billion.

The fee is computed daily according to the terms of the management agreement. Each class of the Small Cap Value Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended October 31, the Funds paid the following management fees:


                               MANAGEMENT FEES PAID ($)
                            2003          2002            2001
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Balance Sheet Fund/1     12,199,191    11,038,676      6,217,664
Large Cap Value Fund/2      359,576       266,889        101,831
MicroCap Value Fund/3     1,733,760     2,057,200      1,185,283
Small Cap Value Fund/4    2,213,920     1,715,207      1,063,844

1. For the fiscal year ended October 31, 2003, management fees, before any advance waiver, totaled $12,727,634. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Balance Sheet Fund paid the management fees shown.
2. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $388,382, $287,485 and $119,845, respectively. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Large Cap Value Fund paid the management fees shown.
3. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $1,775,390, $2,194,334 and $1,275,117, respectively. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the MicroCap Value Fund paid the management fees shown.
4. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $2,254,733, $1,783,265 and $1,086,659, respectively. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Small Cap Value Fund paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the Balance Sheet Fund, MicroCap Value Fund and Small Cap Value Fund. FT Services has an agreement with the Large Cap Value Fund to provide certain administrative services and facilities for the Large Cap Value Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager (on behalf of the Balance Sheet Fund, MicroCap Value Fund and Small Cap Value Fund) pays FT Services a monthly fee equal to an annual rate of:

o 0.15% of each Fund's average daily net assets up to $200 million;
o 0.135% of average daily net assets over $200 million up to $700 million;
o 0.10% of average daily net assets over $700 million up to $1.2 billion; and
o 0.075% of average daily net assets over $1.2 billion.

The Large Cap Value Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets.

During the last three fiscal years ended October 31, the manager paid FT Services the following administration fees:


                               ADMINISTRATION FEES PAID ($)
                            2003          2002            2001
---------------------------------------------------------------------
Balance Sheet Fund       2,652,642      2,381,527      1,561,488
MicroCap Value Fund        349,260        425,256        251,648
Small Cap Value Fund       435,199        349,729        217,110


During the last three fiscal years ended October 31, the Large Cap Value Fund paid FT Services the following administration fees:


                               ADMINISTRATION FEES PAID ($)
                            ----------------------------------
                            2003          2002          2001/1
-------------------------------------------------------------------
Large Cap Value Fund      141,229        104,555          0

1. For the fiscal year ended October 31, 2001, administration fees, before any advance waiver, totaled $43,580. Under an agreement by FT Services to waive its fees, the Large Cap Value Fund paid the administration fees shown.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services at P.O. Box 997151, Sacramento, CA 95899-9983.

Investor Services receives a fee for servicing Fund shareholder accounts. The Funds also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Funds.


The Funds may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from a Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from each Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.


CUSTODIAN Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
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The manager selects brokers and dealers to execute each Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.


When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on an agency rather than principal basis with a principal market maker unless the manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended October 31, the Funds paid the following brokerage commissions:


                               BROKERAGE COMMISSIONS ($)
                            2003          2002            2001
---------------------------------------------------------------------
Balance Sheet Fund       1,285,355      1,796,048      1,451,940
Large Cap Value Fund        33,312         30,176         28,623
MicroCap Value Fund        184,917        355,621        171,062
Small Cap Value Fund       223,108        372,220        333,554

For the fiscal year ended October 31, 2003, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:

                                           AGGREGATE
                               BROKERAGE   PORTFOLIO
                            COMMISSIONS   TRANSACTIONS
                                ($)           ($)
-----------------------------------------------------------
Balance Sheet Fund         1,227,409        482,679,243
Large Cap Value Fund          15,325          9,276,761
MicroCap Value Fund          120,842         28,191,645
Small Cap Value Fund         179,915         60,778,866

As of October 31, 2003, the Funds did not own securities of their regular broker-dealers.


Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom each Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

DISTRIBUTIONS AND TAXES
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MULTICLASS DISTRIBUTIONS The Balance Sheet, Large Cap Value and Small Cap Value Funds each calculate income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DIVIDEND INCOME. Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets):
o dividends paid by DOMESTIC corporations, and
o dividends paid by qualified FOREIGN corporations, including:
- corporations incorporated in a possession of the U.S.,
- corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and
- corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.


DISTRIBUTIONS OF CAPITAL GAINS

CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale of its portfolio securities.


Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

SUNSETTING OF PROVISIONS. The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of DIVIDENDS (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of CAPITAL gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to a Fund's investments in foreign securities.


EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.


PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.


SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

DEFERRAL OF BASIS. (CLASS A, B & C ONLY) In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
o You sell some or all of your original shares within 90 days of their purchase, and
o You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.


BACKUP WITHHOLDING By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o provide your correct social security or taxpayer identification number,
o certify that this number is correct,
o certify that you are not subject to backup withholding, and
o certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDENDS For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for reduced rate of taxation, as detailed in the section above labeled "DIVIDEND INCOME." The amount of each Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because a significant portion of the income of each Fund generally is derived from investments in domestic securities, it is anticipated that some or all of the dividends paid by each Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

DERIVATIVES. Each Fund is permitted to invest in certain options, including options on securities indices. The Large Cap Value and Small Cap Value Funds are also permitted to invest in certain futures contracts (including financial futures, options on financial futures and stock index futures contracts), forwards and foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

SHORT SALES AND SECURITIES LENDING TRANSACTIONS. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.


TAX STRADDLES. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.


ENHANCED AND SYNTHETIC CONVERTIBLE SECURITIES. Each Fund is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Each Fund is also permitted to invest in synthetic convertible securities comprised of a fixed income security and warrants or options. When combined, these investments achieve the same economic effect as an investment in a traditional convertible security: a desired income stream and the right to acquire shares of the underlying equity security. Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of a synthetic or enhanced convertible security could differ from those of an investment in a traditional convertible security.

STRUCTURED INVESTMENTS. Each Fund also is permitted to invest in entities organized to restructure the investment characteristics of particular groups of securities. For example, each Fund is permitted to invest in structured notes that are designed to give the holder a specific portion of the principal or interest payments that would otherwise be payable in the case of a traditional debt security. A Fund also could invest in a security that is backed by an interest in an underlying group of securities, or is accompanied by a put or other feature that adjusts the burdens and benefits of ownership of the security. By investing in these securities, the Fund could be subject to tax consequences that differ from those of investment in traditional debt or equity securities.


SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
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The Funds are diversified series of Franklin Value Investors Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on September 11, 1989, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets if you are held personally liable for obligations of the Funds. The Declaration of Trust provides that the Funds shall, upon request, assume the defense of any claim made against you for any act or obligation of the Funds and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Funds may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Funds, their shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Funds as investment companies, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and each Fund itself is unable to meet its obligations.

The Balance Sheet Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Balance Sheet Fund began offering Class R shares on January 1, 2002. The Large Cap Value Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Large Cap Value Fund began offering Class R shares on August 1, 2002. The MicroCap Value Fund currently offers one class of shares, Class A. The Small Cap Value Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Small Cap Value Fund began offering Class R shares on August 1, 2002. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Balance Sheet Investment Fund - Class A
o     Franklin Balance Sheet Investment Fund - Class B
o     Franklin Balance Sheet Investment Fund - Class C
o     Franklin Balance Sheet Investment Fund - Class R
o     Franklin Balance Sheet Investment Fund - Advisor Class

o     Franklin Large Cap Value Fund - Class A
o     Franklin Large Cap Value Fund - Class B
o     Franklin Large Cap Value Fund - Class C
o     Franklin Large Cap Value Fund - Class R

o     Franklin MicroCap Value Fund - Class A

o     Franklin Small Cap Value Fund - Class A
o     Franklin Small Cap Value Fund - Class B
o     Franklin Small Cap Value Fund - Class C
o     Franklin Small Cap Value Fund - Class R
o     Franklin Small Cap Value Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of February 2, 2004, the principal shareholders of the Funds, beneficial or of record, were:

 NAME AND ADDRESS             SHARE CLASS   PERCENTAGE
                                                (%)
 --------------------------------------------------------
 BALANCE SHEET FUND
 The Manufacturers Life            A           14.28
 Insurance Co.
 Attn. Laura Ross STS Acct.
 250 Bloor St. E 7E Fl.
 Toronto ON M4W 1E5
 Canada

 Franklin Templeton Bank &         R            5.65
 Trust TTEE for Defined
 Contribution Svcs.
 Telesensory 401(k)
 Retirement Savings Plan
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 JP Morgan Chase Bank              R            6.67
 For NY Medical Alliance PSP
 Attn. Anthony V. Sottile
 3 Chase Metrotech Ctr.
 6th Fl.
 Brooklyn, NY  11245-0001

 Firnom & Co.                   Advisor        10.42
 100 S. Phillips Ave.
 P.O. Box 5186
 Sioux Falls, SD 54117-5186

 Trust Company of Illinois      Advisor        73.40
 45 S. Park Blvd. Ste. 315
  Glen Ellyn, IL  60137-6280

 LARGE CAP VALUE FUND
 Franklin Templeton Bank &         R            8.40
 Trust TTEE for Defined
 Contribution Svcs.
 MGWS&P
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 MCB Trust Services Cust. FBO      R            5.21
 Lifeshare Inc.
 700 17th St. Ste. 300
 Denver, CO  80202-3531

 Defined Contribution Svcs.        R           31.08
 for Performance Automotive
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 Defined Contribution Svcs.        R           15.47
 Ghent Manufacturing Inc.
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 SMALL CAP VALUE FUND
 Charles Schwab & Co. Inc.         A            5.39
 FBO SPS Advantage
 101 Montgomery St.
 San Francisco, CA
 94104-4122

 Franklin Templeton Bank &         R            5.13
 Trust TTEE for Defined
 Contribution Svcs. for
 Process Plus Retirement
 Savings
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 Franklin Templeton Bank &      Advisor         8.31
 Trust TTEE for Defined
 Contribution Svcs.
 Franklin Templeton 401(k)
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 NFSC FEBO U71-000027           Advisor        29.63
 First Command Bank
 Trust Dept.
 P.O. Box 901075
 Fort Worth, TX
 76101

 Franklin Small Cap Value       Advisor         6.27
 529 Portfolio
 Franklin Templeton 529
 College Savings Plan
 500 E. Broward Blvd.
 Fl. 13
 Fort Lauderdale, FL
 33394-3091

 Franklin Templeton Bank &      Advisor         8.17
 Trust TTEE for Defined
 Contribution Svcs.
 Franklin Resources Profit
 Sharing Plan
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

Note: Rupert H. Johnson, Jr., who is an officer of the Trust, serves on the administrative committee of the Franklin Resources, Inc. Profit Sharing 401(k) Plan, which owns shares of the Small Cap Value Fund. In that capacity, he participates in the voting of such shares. Rupert H. Johnson, Jr. disclaims beneficial ownership of any shares of the Funds owned by the Franklin Templeton Profit Sharing 401(k) Plan.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of February 2, 2004, the officers and board members, as a group, owned of record and beneficially 2.41% of Balance Sheet Fund - Advisor Class and 6.52% of Small Cap Value Fund - Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
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The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.


INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class B, Class C and Class R.


The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.


CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse or legal equivalent under state law, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in Franklin Templeton funds to determine the sales charge that applies.


LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in Franklin Templeton funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A  qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group generally does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the Fund's Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in Franklin Templeton funds.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer


o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments and members of law firms that provide legal counsel to the funds, and their family members, consistent with our then-current policies


o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code of 1986, as amended

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below


RETIREMENT PLANS. Effective January 1, 2003, (i) individual retirement accounts with investments of $1 million or more, (ii) Employer Sponsored Retirement Plans with assets of $1 million or more, or (iii) investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds (except Class C shares) other than a current or former Franklin Templeton employee or as the result of a spousal rollover or a QDRO, are eligible to purchase Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Employer Sponsored Retirement Plans, (ii) any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, and
(iii) investors who open a Franklin Templeton IRA Rollover.


A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level record keeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level record keeping related to those DCS services.


Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by a Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.


SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, each Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Each Fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS          SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                            3.0
$30,000 but less than $50,000            2.5
$50,000 but less than $100,000           2.0
$100,000 but less than $200,000          1.5
$200,000 but less than $400,000          1.0
$400,000 or more                           0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.


Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares without an initial sales charge by DCS Plans and retirement plans for which an affiliate of Distributors serves as trustee or custodian. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest any amount in Class C or Class R shares or $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A or R shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. For Employer Sponsored Retirement Plans, the CDSC would be applied at the plan level based on the plan's initial investment. A CDSC will not apply to Class A shares purchased by an Employer Sponsored Retirement Plan that is not a DCS Plan and has not contracted with an affiliate of Distributors for plan trustee services.


For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B
SHARES WITHIN THIS MANY YEARS   THIS % IS DEDUCTED
AFTER BUYING THEM               FROM YOUR PROCEEDS
                                    AS A CDSC
------------------------------------------------------
1 Year                                  4
2 Years                                 4
3 Years                                 3
4 Years                                 3
5 Years                                 2
6 Years                                 1
7 Years                                 0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o     Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions of shares by investors if the securities dealer of record at the time of purchase waived its commission in connection with the purchase or if Distributors did not pay a prepaid commission

o Redemptions by the Funds when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan


o Redemptions by a DCS Plan or an Employer Sponsored Retirement Plan that has contracted with an affiliate of Distributors for plan trustee services (not applicable to Class B)


o Participant initiated distributions from an Employer Sponsored Retirement Plan or participant initiated exchanges among investment choices offered by an Employer Sponsored Retirement Plan (not applicable to Class B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o  Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code of 1986, as amended.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to a Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.


For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, each Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees each Fund, Distributors and/or Investor Services may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U. S. or state government as directed.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the net asset value per share (NAV) by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus
0.0575 [10.25/0.9425] equals 10.87533, which, when rounded to two decimal points, equals 10.88. The offering price per share would be $10.88.


When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager.

Each Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

Each Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of each Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended October 31:


                                                    AMOUNT RECEIVED
                                                     IN CONNECTION
                        TOTAL           AMOUNT            WITH
                     COMMISSIONS      RETAINED BY   REDEMPTIONS AND
                      RECEIVED      DISTRIBUTORS      REPURCHASES
                         ($)            ($)                ($)
  --------------------------------------------------------------------
 2003
 Balance Sheet          897,303          74,084         290,954
 Fund
 Large Cap Value        475,102          56,006          31,361
 Fund
 MicroCap Value       1,095,261         163,031             784
 Fund
 Small Cap Value      1,304,096         154,204         109,090
 Fund
 2002
 Balance Sheet        5,639,834         645,474         187,016
 Fund
 Large Cap Value
 Fund                   417,831          45,344          32,732
 MicroCap Value
 Fund                 1,386,057         191,022          69,670
 Small Cap Value
 Fund                 2,154,505         243,537         120,962
 2001
 Balance Sheet        2,095,089         248,351          26,034
 Fund
 Large Cap Value
 Fund                   320,297          39,132           7,972
 MicroCap Value
 Fund                 1,992,888         288,298          29,360
 Small Cap Value
 Fund                   704,782          68,423          66,658


Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit each Fund and its shareholders. The plans are expected to, among other things, increase advertising of each Fund, encourage sales of each Fund and service to its shareholders, and increase or maintain assets of each Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into a Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under each plan, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class. Because the Balance Sheet and MicroCap Value Funds are currently closed to new investors, the amounts paid by such Funds under their respective plans are primarily to pay for ongoing shareholder servicing and, in the case of the Balance Sheet Fund's Class B plan, to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers.


THE CLASS A PLAN. The Balance Sheet Fund and MicroCap Value Fund may pay up to 0.25% per year of Class A's average daily net assets. The Large Cap Value Fund and Small Cap Value Fund may pay up to 0.35% per year of Class A's average net assets. Of this amount, the Large Cap Fund may pay up to 0.35% to Distributors or others, out of which Distributors generally will retain 0.10% for distribution expenses.

The Class A plans for Balance Sheet Fund, MicroCap Value Fund and Small Cap Value Fund are reimbursement plans. They allow each Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. Each Fund will not reimburse more than the maximum amount allowed under the plan.

The Class A plan for Large Cap Value Fund is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.


For the fiscal year ended October 31, 2003, the amounts paid by the Funds pursuant to the plans were:


                                              LARGE              SMALL
                                              CAP      MICROCAP  CAP
                                   BALANCE    VALUE    VALUE     VALUE
                                  SHEET FUND  FUND     FUND      FUND
                                     ($)      ($)      ($)       ($)
------------------------------------------------------------------------
Advertising                                -   13,614   11,256   32,450
Printing and mailing prospectuses
  other than to current                    -    3,078      125    3,286
shareholders
Payments to underwriters                   -    8,660    5,805   25,625
Payments to broker-dealers         6,079,193  100,878  561,752  444,821
Other                                      -   16,860   13,447   55,583
                                  --------------------------------------
Total                              6,079,193  143,090  592,385  561,765
                                  --------------------------------------


THE CLASS B, C AND R PLANS. The Funds pay Distributors up to 1% per year of Class B and Class C's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Funds pay Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow a Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. A Fund will not pay more than the maximum amount allowed under the plans.


Under the Class B plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended October 31, 2003, were:

                                            LARGE
                                  BALANCE   CAP        SMALL CAP
                                  SHEET     VALUE      VALUE
                                  FUND      FUND       FUND
                                  ($)       ($)        ($)
-----------------------------------------------------------------
Advertising                         -         707      3,701
Printing and mailing prospectuses
  other than to current             -         155        333
shareholders
Payments to underwriters            -         498      2,837
Payments to broker-dealers        915,124  63,860    348,938
Other                               -         933      5,967
                                  -------------------------------
                                  -------------------------------
Total                             915,124   66,153   361,776
                                  -------------------------------
                                  -------------------------------


Under the Class C plans, the amounts paid by the Large Cap Value and Small Cap Value Funds pursuant to the plans for the fiscal year ended October 31, 2003, were:

                                    LARGE    SMALL
                                  CAP VALUE  CAP VALUE
                                    FUND      FUND
                                    ($)        ($)
-------------------------------------------------------
Advertising                            3,775    15,056
  Printing and mailing
prospectuses other than to               601     1,192
current shareholders
Payments to underwriters               2,124     8,128
Payments to broker-dealers           213,809   838,298
Other                                  3,814    18,771
                                  ---------------------
                                  ---------------------
Total                                224,123   881,445
                                  ---------------------


Under the Class C plan for Balance Sheet Fund, total payments to Distributors for the fiscal year ended October 31, 2003, were $1,284,709. The eligible expenses Distributors had incurred to that date were:

                                     BALANCE
                                      SHEET
                                      FUND
                                      ($)
--------------------------------------------
Advertising                               -
  Printing and mailing
prospectuses other than to                -
current shareholders
Payments to underwriters                  -
Payments to broker-dealers        1,159,793
Other                                     -
                                  ----------
Total                             1,159,793
                                  ----------


Under the Class R plans, the amounts paid by the Balance Sheet and Large Cap Value Funds pursuant to the plans for the fiscal year ended October 31, 2003, were:

                                              LARGE
                                    BALANCE     CAP
                                     SHEET    VALUE
                                     FUND      FUND
                                      ($)      ($)
------------------------------------------------------
Advertising                             -        16
Printing and mailing
  prospectuses other than to            -         1
  current shareholders
Payments to underwriters                -         0
Payments to broker-dealers           49,081   1,759
Other                                   -        33
                                  --------------------
                                  --------------------
Total                                49,081   1,809
                                  --------------------

Under the Class R plan for Small Cap Value Fund, total payments to Distributors for the fiscal year ended October 31, 2003, were $19,280. The eligible expenses Distributors had incurred to that date were:

                                    SMALL CAP
                                      VALUE
                                      FUND
                                     ($)
---------------------------------------------
Advertising                            3,327
Printing and mailing
  prospectuses other than to             105
  current shareholders
Payments to underwriters                   0
Payments to broker-dealers             6,101
Other                                  4,936
                                  -----------
Total                                 14,469
                                  -----------


THE CLASS A, B, C AND R PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent a Fund, the manager or Distributors or other parties on behalf of a Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


Effective January 1, 2002, the Balance Sheet Fund began offering Class R shares, which do not have initial sales charges. Effective August 1, 2002, the Large Cap Value Fund and the Small Cap Value Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002 for the Balance Sheet Fund and August 1, 2002, for the Large Cap Value Fund and the Small Cap Value Fund, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002 for the Balance Sheet Fund and August 1, 2002, for the Large Cap Value Fund and the Small Cap Value Fund, Class R standardized performance quotations are calculated as described below.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns before taxes for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   17.34     9.45      11.29      N/A
Large Cap Value    06/01/00   12.22      N/A       N/A       5.53
Fund
MicroCap Value     12/12/95   26.20    14.09       N/A      14.33
Fund
Small Cap Value    03/11/96   19.96     8.31       N/A       8.40
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01    19.58      8.49
Large Cap Value                       06/01/00    14.35      5.98
Fund
Small Cap Value                       01/01/99    22.49      8.38
Fund

                                          1         5       SINCE
                             INCEPTION  YEAR      YEARS   INCEPTION
CLASS C                        DATE      (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund           03/01/01   21.35      N/A       9.07
Large Cap Value              06/01/00   16.23      N/A       6.42
Fund
Small Cap Value              09/03/96   24.15      8.67      7.73
Fund

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS R              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   23.26     10.47     11.73      N/A
Large Cap Value    06/01/00   17.77      N/A       N/A       7.20
Fund
Small Cap Value    03/11/96   26.06      9.42      N/A       9.06
Fund


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ERV

where:


P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended October 31, 2003, were:


                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   16.84     8.50      9.72       N/A
Large Cap Value    06/01/00   11.95      N/A       N/A       5.20
Fund
MicroCap Value     12/12/95   24.36     12.41      N/A      12.79
Fund
Small Cap Value    03/11/96   19.96      8.26      N/A       8.17
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01    19.36      7.86
Large Cap Value                       06/01/00    14.32      5.78
Fund
Small Cap Value                       01/01/99    22.49      8.38
Fund

                                          1         5       SINCE
                             INCEPTION  YEAR      YEARS   INCEPTION
CLASS C                        DATE      (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund           03/01/01   21.14      N/A       8.45
Large Cap Value              06/01/00   16.17      N/A       6.22
Fund
Small Cap Value              09/03/96   24.15      8.65      7.55
Fund

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS R              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   22.76      9.52     10.17      N/A
Large Cap Value    06/01/00   17.38      N/A       N/A       6.83
Fund
Small Cap Value    03/11/96   26.05      9.37      N/A       8.83
Fund


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATV
             D

where:


P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATV
    D = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   11.25     7.65       8.99      N/A
Large Cap Value    06/01/00    7.90      N/A       N/A       4.53
Fund
MicroCap Value     12/12/95   17.30     11.33      N/A      11.79
Fund
Small Cap Value    03/11/96   12.97      7.19      N/A       7.23
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01    12.76      6.93
Large Cap Value                       06/01/00     9.32      5.01
Fund
Small Cap Value                       01/01/99    14.62      7.28
Fund

                                          1         5       SINCE
                             INCEPTION  YEAR      YEARS   INCEPTION
CLASS C                        DATE      (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund           03/01/01   13.91      N/A       7.44
Large Cap Value              06/01/00   10.54      N/A       5.39
Fund
Small Cap Value              09/03/96   15.70      7.53      6.64
Fund

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS R              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   15.10      8.56      9.41      N/A
Large Cap Value    06/01/00   11.48      N/A       N/A       5.95
Fund
Small Cap Value    03/11/96   16.94      8.17      N/A       7.82
Fund


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATV
             DR

where:


P    =     a hypothetical initial payment of $1,000
T    =     average annual total return (after taxes on distributions and redemptions)
n    =     number of years
ATV
   DR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   17.34     57.04    191.58      N/A
Large Cap Value    06/01/00   12.22      N/A       N/A      20.21
Fund
MicroCap Value     12/12/95   26.20     93.27      N/A     187.53
Fund
Small Cap Value    03/11/96   19.96     49.04      N/A      85.25
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01    19.58     24.31
Large Cap Value                       06/01/00    14.35     21.96
Fund
Small Cap Value                       01/01/99    22.49     47.55
Fund

                                          1         5       SINCE
                             INCEPTION  YEAR      YEARS   INCEPTION
CLASS C                        DATE      (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund           03/01/01   21.35      N/A      26.07
Large Cap Value              06/01/00   16.23      N/A      23.70
Fund
Small Cap Value              09/03/96   24.15     51.54     70.45
Fund

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS R              DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   23.26     64.50    203.29      N/A
Large Cap Value    06/01/00   17.77      N/A       N/A      26.80
Fund
Small Cap Value    03/11/96   26.06     56.85      N/A      94.02
Fund


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Each Fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of a Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Funds may satisfy your investment goal, advertisements and other materials about the Funds may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged capitalization-weighted index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


o Lipper Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.


o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


o Historical data supplied by the research departments of Credit Suisse First Boston LLC, J.P. Morgan Chase & Co., Citigroup Global Markets, Merrill Lynch, and Lehman Brothers(R).


o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

ADDITIONAL COMPARISONS - LARGE CAP VALUE FUND, MICROCAP VALUE FUND AND SMALL CAP VALUE FUND

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for large and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. SAVINGS & LOAN LEAGUE FACT BOOK.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $336 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS


MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS


MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.







FRANKLIN VALUE INVESTORS TRUST

FRANKLIN BALANCE SHEET INVESTMENT FUND
FRANKLIN SMALL CAP VALUE FUND

ADVISOR CLASS

STATEMENT OF ADDITIONAL INFORMATION


MARCH 1, 2004


[INSERT FRANKLIN TEMPLETON INVESTMENT LOGO]

P.O. BOX 997151, SACRAMENTO, CA  95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated March 1, 2004, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended October 31, 2003, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals, Strategies and Risks                     2
Officers and Trustees                          18

Proxy Voting Policies and Procedures           22
Management and Other Services                  23
Portfolio Transactions                         26
Distributions and Taxes                        27
Organization, Voting Rights
 and Principal Holders                         31
Buying and Selling Shares                      32
Pricing Shares                                 35
The Underwriter                                35
Performance                                    36
Miscellaneous Information                      39
Description of Ratings                         39


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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
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o  ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
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o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
   ENDORSED BY, ANY BANK;
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o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS
   OF PRINCIPAL.
-------------------------------------------------------------------


                                                    FVIT SAIA 03/04

GOALS, STRATEGIES AND RISKS
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Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FRANKLIN BALANCE SHEET INVESTMENT FUND (BALANCE SHEET FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's principal investment goal is high total return, of which capital appreciation and income are components.

The Balance Sheet Fund may not:

1. Have invested as of the last day of any fiscal quarter (i) more than 25% of its total assets in the securities of any one issuer, or (ii) with respect to 50% of the Fund's total assets, more than 5% of its total assets in the obligations of any one issuer, except for securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any issuer. For purposes of this restriction, all outstanding fixed-income securities of an issuer are considered as one class.

3. Invest in the stock of any investment company if a purchase of such stock would result in the Fund and affiliates of the Fund owning together more than 3% of the total outstanding stock of such investment company.

4. Borrow money, except from banks, in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes and permissible options, short selling or other hedging transactions.

6. Purchase securities on margin or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

7. Buy or sell interests in oil, gas or mineral exploration or development programs or leases, or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

8. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements and portfolio lending agreements, provided that the value of securities subject to such lending agreements may not exceed 25% of the value of the Fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission (SEC) and the board, including maintenance of collateral of the borrower equal at all times to at least 102% of the current market value of the securities loaned.

9. Purchase or sell commodities or commodity futures contracts or financial futures contracts; or invest in put, call, straddle or spread options on financial or other futures contracts or stock index futures contracts.

10. Invest in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the New York or American Stock Exchanges.

11. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission; nor invest in securities of any company if, to the knowledge of the Fund, any officer, director or trustee of the Fund or the investment advisor owns more than 0.5% of the outstanding securities of such company and such officers, directors and trustees (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company.

12. Underwrite the securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

13. Purchase or hold the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale (restricted securities), in securities that are not readily marketable (including over-the-counter options) or in repurchase agreements maturing in more than seven days.

14. Invest in any issuer for purposes of exercising control or management.

15. Issue senior securities, as defined in the Investment Company Act of 1940, as amended (1940 Act), except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges or (ii) entering into repurchase transactions.

16. Engage in the short sales of securities, except short sales "against the box," if the cash or securities deposited in the segregated account with the Fund's custodian to collateralize its short positions in the aggregate exceed 25% of the Fund's net assets.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund may not invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

The Fund also may be subject to investment limitations imposed by foreign jurisdictions in which the Fund sells its shares.

The Fund may invest an unlimited amount of its total assets in the securities of companies, including small capitalization companies, that, in the opinion of the manager, represent an opportunity for (i) significant capital appreciation due to intrinsic values not reflected in the current market price of the securities and/or (ii) high income.

The Fund will generally invest in common stocks, although it has no limit on the percentage of its assets that may be invested in preferred stock or debt obligations, including securities convertible into common stocks, secured or unsecured bonds, commercial paper, and notes. The mixture of common stocks, preferred stocks, and debt obligations will vary from time to time based upon the manager's assessment as to whether investments in each category will contribute to meeting the Fund's investment goal.


An investment in the Fund involves certain speculative considerations and may involve a higher degree of risk than an investment in shares of more traditional open-end investment companies because the Fund may invest up to 100% of its assets in the securities of issuers (including closed-end funds) with less than three years continuous operation.


FRANKLIN SMALL CAP VALUE FUND (SMALL CAP VALUE FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term total return.

The Small Cap Value Fund may not:

1. Borrow money, except that the Fund may borrow money in a manner consistent with the Fund's investment goal and policies in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed). The Fund may borrow in connection with short-sales and short-sales "against the box," and the Fund may borrow from banks, other Franklin Templeton funds or other persons to the extent permitted by applicable law.

2. Underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

3. Invest directly in interests in real estate, oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. This restriction does not preclude investments in marketable securities of issuers engaged in such activities.

4. Loan money, except as consistent with the Fund's investment goal, and except that the Fund may (a) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements, (c) lend its portfolio securities, and (d) participate in an interfund lending program with other Franklin Templeton funds to the extent permitted by the 1940 Act and any rules or orders thereunder.

5. Purchase or sell commodities or commodity contracts; except that the Fund may enter into interest rate and financial futures contracts, options thereon, and forward contracts.

6. Issue securities senior to the Fund's presently authorized shares of beneficial interest.

7. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

The Fund presently has the following additional restrictions, which are not fundamental and may be changed without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

2. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

3. The Fund may not purchase or retain securities of any company in which officers or trustees of the Fund, or of its investment manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.


4. The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.


5. The Fund may not invest more than 5% of its assets in securities of issuers with less than three years continuous operation, including the operations of any predecessor companies.

6. The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in Restriction 1 above.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:


CONVERTIBLE SECURITIES Each Fund may invest in convertible securities; these investments will be less than 25% of its total assets. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLES. Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (PERCS), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three- to four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will automatically convert to either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein that may be similar to those described above in which a Fund may invest, consistent with its goal and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to a Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Each Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

SYNTHETIC CONVERTIBLES. Each Fund may invest a portion of its assets in "synthetic convertible" securities. A synthetic convertible is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options that grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are generally not considered to be "Equity securities" for purposes of each Fund's investment policy regarding those securities.

Synthetic convertible securities differ from the true convertible security in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund's investment goal. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; and bankers' acceptances. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

It is possible that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of a Fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in a Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

DEPOSITARY RECEIPTS Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs)(collectively, depositary receipts). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipt to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

DERIVATIVE SECURITIES Options, futures and options on futures are generally considered "derivative securities."

OPTIONS. Each Fund may write (sell) covered call options on any of the securities it owns that are listed for trading on a national securities exchange, and it may also buy listed call and put options on securities and securities indices for portfolio hedging purposes. Each Fund may also write covered call options and buy put options that are traded over-the-counter (OTC). A Fund will not invest in any stock options or stock index options, other than hedging or covered positions, if the option premiums paid on its open positions exceed 5% of the value of such Fund's total assets.

CALL OPTIONS. Call options are short-term contracts (generally having a duration of nine months or less) that give the buyer of the option the right to buy, and obligate the writer to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the underlying security. The buyer of an option pays a cash premium that typically reflects, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand factors, and interest rates.

A call option written by a Fund is "covered" if the Fund owns or has an absolute right (such as by conversion) to the underlying security covered by the call. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, government securities or other high grade debt obligations in a segregated account with its custodian bank.

PUT OPTIONS. Each Fund may also buy put options on common stock that it owns or may acquire them through the conversion or exchange of other securities to protect against a decline in the market value of the underlying security or to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. A put option gives the holder the right to sell the underlying security at the option exercise price at any time during the option period. A Fund may pay for a put either separately or by paying a higher price for securities that are purchased subject to a put, thus increasing the cost of the securities and reducing the yield otherwise available from the same securities.

In the case of put options, any gain realized by a Fund will be reduced by the amount of the premium and transaction costs it paid and may be offset by a decline in the value of its portfolio securities. If the value of the underlying stock exceeds the exercise price (or never declines below the exercise price), the Fund may suffer a loss equal to the amount of the premium it paid plus transaction costs. Subject to the same risks, the Fund may also close out its option positions before they expire by entering into a closing purchase transaction.

OPTIONS ON INDICES. Options on securities indices are similar to options on securities except, rather than the right to buy or sell particular securities at a specified price, options on a securities index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option. The cash received is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than on price movements in individual securities.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium paid by the purchaser of the option. The amount reflects, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wants to terminate its obligation may effect a "closing purchase transaction." This is done by buying an option of the same series as the option previously written which will cancel the writer's position by the clearing corporation. A writer may not effect a closing purchase transaction, however, after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Each Fund may purchase call options on securities it intends to purchase to limit the risk of a substantial increase in the market price of the security or on securities indices. A Fund may also purchase call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

Each Fund may also purchase put options on securities and securities indices and enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the investment manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

FORWARD CONVERSIONS. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects the underlying security from depreciation in value. By selling or writing calls on the same security, the Fund receives premiums which may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund's return may depend in part on movements in the price of the underlying security.

FUTURES. The Small Cap Value Fund may enter into contracts for the purchase or sale for future delivery of securities, contracts based upon financial indices, and buy options on such contracts (financial futures). Financial futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the seller has a contractual obligation to deliver the securities described in the contract at a specified price on a specified date. A "purchase" of a futures contract means the buyer has a contractual obligation to acquire the securities described in the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. At the present time, the Fund intends to limit these investments to no more than 5% of its net assets.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The Fund will not engage in transactions in futures contracts or related options for speculation. The Fund will not enter into any stock index future or related option if, immediately thereafter, more than one third (1/3) of the Fund's net assets would be represented by futures contracts or related options. In addition, the Small Cap Value Fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions, and premiums paid for related options, would exceed 5% of the market value of the Fund's total assets.

The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of a portfolio security without actually buying or selling the underlying security. To the extent the Fund enters into futures contracts or related options, it will deposit in a segregated account with its custodian bank cash or other U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund's position, the Fund will be required to pay the futures commission merchant an amount equal to the change in value.

STOCK INDEX FUTURES CONTRACTS. The Small Cap Value Fund may purchase and sell stock index futures contracts traded on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

The Fund may sell stock index futures contracts in anticipation of or during a market decline in an attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may offset increases in the cost of common stocks that it intends to purchase.

FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment goal and legally permissible for the Fund. Prior to investing in any such investment vehicle, the Fund will supplement its prospectus, if appropriate.

A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices, financial futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of the index or such underlying securities, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities that would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by a Fund of options on stock indices, financial futures and other options will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or in a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

When a Fund writes (sells) covered call options, it will receive a cash premium that can be used in whatever way the manager believes is most beneficial to the Fund. The risks associated with covered option writing are that in the event of a price increase on the underlying security that would likely trigger the exercise of the call option, a Fund will not participate in the increase in price beyond the exercise price. It will generally be each Fund's policy, in order to avoid the exercise of a call option written by it, to cancel its obligation under the call option by entering into a "closing purchase transaction," if available, unless it is determined to be in the Fund's interest to deliver the underlying securities from its portfolio. A closing purchase transaction consists of the Fund buying an option having the same terms as the option written by the Fund, and has the effect of canceling the Fund's position as the writer of the option. The premium that a Fund will pay in executing a closing purchase transaction may be higher or lower than the premium it received when writing the option, depending in large part upon the relative price of the underlying security at the time of each transaction.

One risk involved in both buying and selling options is that a Fund may not be able to effect a closing purchase transaction at a time when it wishes to do so or at an advantageous price. There is no assurance that a liquid market will exist for a given contract or option at any particular time. To mitigate this risk, a Fund will ordinarily buy and write options only if a secondary market for the option exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although, of course, the premium can be used to offset any losses or add to the Fund's income) but, as long as its obligation as a writer of such an option continues, a Fund will have retained the risk of loss should the price of the underlying security decline. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The aggregate premiums paid on all such options that are held at any time will not exceed 20% of a Fund's total assets.

OTC options may be subject to more risks than exchange-traded options because OTC options are arranged with dealers, not with a clearing corporation, and because pricing of OTC options is typically done by reference to information from market makers. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Each Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

In addition, futures contracts entail risks. Although each Fund believes that it will benefit from the use of such contracts, if the manager's judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. Each Fund expects that in the normal course it will purchase securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of such positions without a corresponding purchase of securities.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.


FOREIGN SECURITIES Each Fund may invest in foreign securities if these investments are consistent with the Fund's investment goal. A Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations. Each Fund currently intends to limit its investment in foreign securities to no more than 15% of its total assets.


The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below. You should consider carefully the substantial risks involved in securities of companies of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

A Fund's investments in foreign securities may increase the risks with respect to the liquidity of the Fund's portfolio. This could inhibit a Fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and such Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

ILLIQUID INVESTMENTS Each Fund's current policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

LOAN PARTICIPATIONS Through a loan participation, a Fund can buy from a lender a portion of a larger loan that it has made to a borrower. By buying loan participations, a Fund may be able to acquire interests in loans from financially strong borrowers that the Fund could not otherwise acquire. These instruments are typically interests in floating or variable rate senior loans to U.S. corporations, partnerships, and other entities. Generally, loan participations are sold without guarantee or recourse to the lending institution and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, if the borrowers have credit problems, some may sell at discounts. To the extent the borrower's credit problems are resolved, the loan participations may then appreciate in value. These loan participations, however, carry substantially the same risk as that for defaulted debt obligations and may cause loss of the entire investment. Many loan participations are illiquid and therefore will be included in a Fund's limitation on illiquid investments.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of each Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% (102% for Balance Sheet Fund) of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

LOWER RATED SECURITIES Each Fund may invest up to 25% of its total assets in lower rated, fixed-income and convertible securities (those rated BB or lower by Standard & Poor's Ratings Group (S&P(R)) or Ba or lower by Moody's Investors Service (Moody's)) and unrated securities of comparable quality that the manager believes possess intrinsic values in excess of the current market prices of those securities. Lower rated bonds are commonly called "junk bonds." Lower rated securities are considered by S&P, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. Lower rated securities in which the Fund may invest include securities rated D, the lowest rating category of S&P, or unrated securities of comparable quality. Debt obligations rated D are in default and the payment of interest and/or repayment of principal is in arrears.

Because each Fund may invest in securities below investment grade, an investment in a Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for a Fund.

The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. Under the Internal Revenue Code and U.S. Treasury regulations, a Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, a Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund's portfolio.

Each Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, as amended (1933 Act), which entails special responsibilities and liabilities. A Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

A Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. Each Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's net asset value.

Each Fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk factors above also apply to lower-quality zero-coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the Fund will not receive any cash until the cash payment date. If the issuer defaults, a Fund may not obtain any return on its investment.

Zero-coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the cash payment date), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero-coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

Current federal income tax law requires a holder of a zero-coupon security to report as income each year the portion of original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year. Pay-in-kind securities pay interest by issuing more bonds. The Fund is deemed to receive interest over the life of these bonds and is treated as if the interest were paid on a current basis for federal income tax purposes, although the Fund does not receive any cash interest payments until maturity or the cash payment date. Accordingly, during times when the Fund does not receive any cash interest payments on its zero-coupon, deferred interest or pay-in-kind securities, it may have to sell portfolio securities to meet distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Each Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

OTHER INVESTMENT COMPANIES


A Fund may not acquire shares of another investment company if, immediately after the acquisition, the Fund would own (i) more than 3% of the total outstanding voting stock of that investment company, (ii) securities issued by that investment company having an aggregate value in excess of 5% of the Fund's total assets, or (iii) securities issued by that investment company and all other investment companies having an aggregate value in excess of 10% of the Fund's total assets.

EXCHANGE-TRADED FUNDS. Each Fund may invest in exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. ETFs are publicly-traded trusts that acquire and hold shares of all of the companies, or a representative sampling of companies, that are components of a particular index. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Although each Fund, like most other investors in ETFs, intend to purchase and sell ETF shares primarily in the secondary trading market, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the manager believes it is in the Fund's best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. Under certain circumstances, an ETF could be terminated. Should termination occur, the ETF might have to liquidate its portfolio securities at a time when the prices for those securities are falling.

CLOSED-END FUNDS. Each Fund may invest in the securities of closed-end management investment companies that the Fund's manager believes are currently undervalued in the marketplace.


REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

RESTRICTED SECURITIES Some of the securities each Fund buys may be considered "restricted securities." Restricted securities are securities with legal or contractual restrictions on resale, including securities that are not registered under the 1933 Act. Securities not registered under the 1933 Act may not be sold without first being registered, unless there is an available exemption under the 1933 Act. Normally the costs of registering these securities are borne by the issuer. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than similar securities that are not restricted.

As with other securities in a Fund's portfolio, if no readily available market quotations exist for restricted securities, they will be valued at fair value in accordance with procedures adopted by the board of trustees. If a Fund suddenly has to sell restricted securities, time constraints or a lack of interested, qualified buyers may prevent the Fund from receiving the carrying value of the securities at the time of the sale. Alternatively, the manager may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

The board of trustees has authorized each Fund to invest in restricted securities and to consider them liquid (and thus not subject to the 10% limitation on illiquid securities) to the extent the manager determines that there is a liquid institutional or other market for these securities. For example, restricted securities may be freely transferred among qualified institutional buyers under Rule 144A of the 1933 Act, and in some cases a liquid institutional market has developed.

On an ongoing basis, the board of trustees will review the manager's decisions to treat restricted securities as liquid - including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security can be considered liquid, the manager and the board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security, (ii) the number of dealers willing to buy or sell the security and the number of potential buyers, (iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed to be liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

SHORT-SELLING In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The security sold must be listed on a national exchange. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, a Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. Each Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Fund's net assets or 5% of any class of such issuer's securities in the case of Balance Sheet Fund, and 2% of the Fund's net assets or 2% of any class of such issuer's securities in the case of Small Cap Value Fund.

Each Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

STANDBY COMMITMENT AGREEMENTS If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. A Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

Each Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on a Fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED NOTES Each Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. A structured note's performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or "linked" equity security, currency, interest rate, index or other financial indicator. The holder's right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in certain rates of interest or other external events.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.


Temporary defensive investments generally may include: (i) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (ii) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (iii) bank obligations, including negotiable or non-negotiable CDs (subject to the 10% aggregate limit on the Fund's investment in illiquid securities), letters of credit and bankers' acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (iv) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody's or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and (v) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody's. The manager may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


TRADE CLAIMS Each Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market, but the board of trustees will monitor their liquidity. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.


VALUE INVESTING Each Fund's emphasis on securities believed to be undervalued by the market uses a technique that requires not only the resources to undertake extensive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Fund or that the Fund will achieve its investment goal.


WARRANTS A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. Further, each Fund does not intend to invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of a Fund's net assets may be invested in warrants (valued at the lower of cost or market) that are not listed on the New York or American Stock Exchange.


WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS are arrangements under which a Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent the Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment goals and policies, and not for the purpose of investment leverage. Although a Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if the manager believes it is advisable to do so.


When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. As a buyer in one of these transactions, a Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds.

OFFICERS AND TRUSTEES
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The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering each Fund's day-to-day operations. The board also monitors each Fund to ensure that no material conflicts exist among share classes. While none are expected, the board will act appropriately to resolve any material conflict that may arise.


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS


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                                     NUMBER
                                     OF
                                     PORTFOLIOS
                                     IN FUND
                                     COMPLEX
                           LENGTH    OVERSEEN        OTHER
  NAME, AGE                OF TIME   BY BOARD    DIRECTORSHIPS
 AND ADDRESS    POSITION    SERVED    MEMBER*        HELD
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Frank T.        Trustee    Since         5     Director, Unity
Crohn (79)                 1989                Mutual Life
One Franklin                                   Insurance
Parkway                                        Company.
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance Company (insurance and annuities) (until 1996); Chief Executive Officer, National Benefit Life Insurance Co. (insurance) (1963-1982); and Director, AmVestors Financial Corporation (until
1997).
-----------------------------------------------------------------
Burton J.       Trustee    Since        12     Director,
Greenwald                  2001                Fiduciary
(74)                                           Emerging Markets
One Franklin                                   Bond Fund PLC
Parkway                                        and Fiduciary
San Mateo,                                     International
CA 94403-1906                                  Ireland Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, management
consultants to the financial services industry.
-----------------------------------------------------------------
Charles         Trustee    Since        12     None
Rubens II                  1989
(73)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
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Leonard         Trustee    Since        12     None
Rubin (78)                 1989
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments);
and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of
the Board, Carolace Embroidery Co., Inc. (until 1996).
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INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
  NAME, AGE     POSITION   LENGTH     NUMBER          OTHER
 AND ADDRESS               OF TIME     OF           DIRECTORSHIPS
                           SERVED   PORTFOLIOS         HELD
                                     IN FUND
                                     COMPLEX
                                     OVERSEEN
                                      BY BOARD
                                      MEMBER*
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**William J.  Trustee,     Trustee       18         None
Lippman (79)  President    and
One Parker    and Chief    President
Plaza, 9th    Executive    since
Floor         Officer -    1989 and
Fort Lee, NJ  Investment   Chief
07024         Management   Executive
                           Officer -
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of seven of the investment companies in Franklin Templeton Investments.
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Harmon E.     Vice         Since     Not            None
Burns (59)    President    1989      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
Martin L.     Vice         Since     Not            None
Flanagan (43) President    1995      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
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Jimmy D.      Senior Vice   Since     Not           None
Gambill (56)  President     2002      Applicable
500 East      and Chief
Broward       Executive
Blvd.         Officer
Suite 2100    -Finance and
Fort          Administration
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President, Franklin
Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not            None
Goss (56)     President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until
1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not            None
Green (56)    President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
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Rupert H.     Vice         Since     Not            None
Johnson, Jr.  President    1989      Applicable
(63)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Diomedes      Treasurer    Since     Not            None
Loo-Tam (65)  and Chief    February  Applicable
One Franklin  Financial    2004
Parkway       Officer
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton
Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000); and Senior Vice President, Franklin Templeton Services, LLC. (1997-2000).
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Michael O.    Vice         Since     Not            Director, FTI
Magdol (66)   President -  2002      Applicable     Banque, Arch
600 Fifth     AML                                   Chemicals, Inc.
Avenue        Compliance                            and Lingnan
Rockefeller                                         Foundation.
Center
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Murray L.     Vice         Since     Not            None
Simpson (66)  President    2000      Applicable
One Franklin  and
Parkway       Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

The Trust pays noninterested board members $4,800 per quarter plus $3,260 per meeting attended. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                                     NUMBER OF
                      TOTAL        TOTAL FEES       BOARDS IN
                      FEES       RECEIVED FROM      FRANKLIN
                      RECEIVED      FRANKLIN        TEMPLETON
                      FROM THE     TEMPLETON     INVESTMENTS ON
        NAME          TRUST/1   INVESTMENTS/2      WHICH EACH
                        ($)           ($)            SERVES/3
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Frank T. Crohn          33,747        47,085           2
Burton J. Greenwald     33,747       117,210           4
Charles Rubens II       33,747       107,950           4
Leonard Rubin           33,747       109,210           4

1. For the fiscal year ended October 31, 2003.
2. For the calendar year ended December 31, 2003.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2003.


INDEPENDENT BOARD MEMBERS
--------------------------------------------------------------------
                                             AGGREGATE DOLLAR RANGE
                                             OF EQUITY SECURITIES
                                             IN ALL FUNDS OVERSEEN
                                             BY THE BOARD MEMBER IN
                     DOLLAR RANGE OF EQUITY  THE FRANKLIN TEMPLETON
NAME OF BOARD MEMBER  SECURITIES IN THE      FUND COMPLEX
                            FUNDS
--------------------------------------------------------------------
Frank T. Crohn         Balance Sheet Fund        Over $100,000
                           Over $100,000

                       Small Cap Value Fund
                          Over $100,000
--------------------------------------------------------------------
Burton J. Greenwald    Balance Sheet Fund        Over $100,000
                         Over $100,000
--------------------------------------------------------------------
Charles Rubens II      Balance Sheet Fund        Over $100,000
                          Over $100,000

                       Small Cap Value Fund
                          Over $100,000
--------------------------------------------------------------------
Leonard Rubin          Balance Sheet Fund        Over $100,000
                         Over $100,000

                       Small Cap Value Fund
                         Over $100,000
--------------------------------------------------------------------
INTERESTED BOARD MEMBER
--------------------------------------------------------------------
                                                  AGGREGATE DOLLAR
                                                 RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                FUNDS OVERSEEN BY THE
                                                BOARD MEMBER IN THE
                      DOLLAR RANGE OF EQUITY    FRANKLIN TEMPLETON
NAME OF BOARD MEMBER  SECURITIES IN THE FUNDS      FUND COMPLEX
--------------------------------------------------------------------
William J. Lippman     Balance Sheet Fund        Over $100,000
                         Over $100,000

                       Small Cap Value Fund
                         Over $100,000
--------------------------------------------------------------------

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit and the Nominating Committees are comprised of the following Independent Trustees of the Trust: Frank T. Crohn, Burton J. Greenwald, Charles Rubens II and Leonard Rubin.

The Trust's Nominating Committee is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151 Sacramento, CA 95899-9983

During the fiscal year ended October 31, 2003, the Audit Committee met three times; the Nominating Committee did not meet.

PROXY VOTING POLICIES AND PROCEDURES
-------------------------------------------------------------------
The board of trustees of the Trust on behalf of the Funds has delegated the authority to vote proxies related to the portfolio securities held by the Fund to each Fund's manager "Franklin Advisory Services, LLC" in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Funds and their shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's board of trustees; defer to the voting recommendation of the Fund's board of trustees, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as they align their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisory Services, LLC. The manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager also selects the brokers who execute each Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by a Fund or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.


The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the board, including a majority of noninterested or independent trustees, approved renewal of each Fund's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on each Fund's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with each Fund's investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such materials, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such materials and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the Balance Sheet Fund was considered in reference to a peer group of mid-cap value funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to mid-cap value funds, and to the Fund's compliance with its specific investment goals and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Balance Sheet Fund in relation to those within the relevant peer group of mid-cap value funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o PERFORMANCE. Performance of the Small Cap Value Fund was considered in reference to a peer group of small-cap value funds as selected by the independent third party analyst. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison with this peer group, in comparison to those particular indices relevant to small-cap value funds, and to the Fund's compliance with its specific investment goals and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Small Cap Value Fund in relation to those within the relevant peer group of small-cap value funds, as selected by the independent third party analyst. Emphasis is placed on the Fund's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.


o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The board also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.


o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided to the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Funds' independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES The Balance Sheet Fund pays the manager a fee equal to an annual rate of:

o  0.625 of 1% of the value of net assets up to and including
   $100 million;
o 0.50 of 1% of the value of net assets over $100 million and not over $250 million;
o 0.45 of 1% of the value of net assets over $250 million and not over $10 billion;
o 0.44 of 1% of the value of net assets over $10 billion and not over $12.5 billion;
o 0.42 of 1% of the value of net assets over $12.5 billion and not over $15 billion; and
o 0.40 of 1% of the value of net assets in excess of $15 billion.

The fee is computed daily according to the terms of the management agreement. Each class of the Balance Sheet Fund's shares pays its proportionate share of the fee.

The Small Cap Value Fund pays the manager a fee equal to an annual rate of:

o 0.75% on the first $500 million of the average daily net assets of the Fund;
o 0.625% on the next $500 million of the average daily net assets of the Fund;
o 0.50% on the average daily net assets of the Fund in excess of $1 billion.

The fee is computed daily according to the terms of the management agreement. Each class of the Small Cap Value Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended October 31, the Funds paid the following management fees:


                               MANAGEMENT FEES PAID ($)
                         2003          2002           2001
-----------------------------------------------------------------
Balance Sheet Fund/1  12,199,191    11,038,676      6,217,664
Small Cap Value        2,213,920     1,715,207      1,063,844
Fund/2

1. For the fiscal year ended October 31, 2003, management fees, before any advance waiver, totaled $12,727,634. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Balance Sheet Fund paid the management fees shown.
2. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $2,254,733, $1,783,265 and $1,086,659, respectively. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Small Cap Value Fund paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o  0.15% of each Fund's average daily net assets up to $200 million;
o  0.135% of average daily net assets over $200 million up to $700 million;
o 0.10% of average daily net assets over $700 million up to $1.2 billion; and
o  0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended October 31, the manager paid FT Services the following administration fees:


                               ADMINISTRATION FEES PAID ($)
                         2003          2002           2001
-----------------------------------------------------------------
Balance Sheet Fund     2,652,642     2,381,527      1,561,488
Small Cap Value Fund     435,199       349,729        217,110


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services at P.O. Box 997151, Sacramento, CA 95899-9983.

Investor Services receives a fee for servicing Fund shareholder accounts. The Funds also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Funds.

The Funds may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from a Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from each Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------

The manager selects brokers and dealers to execute each Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.


When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on an agency rather than principal basis with a principal market maker unless the manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended October 31, the Funds paid the following brokerage commissions:


                               BROKERAGE COMMISSIONS ($)
                         2003          2002           2001
-----------------------------------------------------------------
Balance Sheet Fund     1,285,355     1,796,048      1,451,940
Small Cap Value Fund     223,108       372,220        333,554

For the fiscal year ended October 31, 2003, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:

                                             AGGREGATE
                           BROKERAGE         PORTFOLIO
                          COMMISSIONS      TRANSACTIONS
                              ($)               ($)
-----------------------------------------------------------
Balance Sheet Fund         1,227,409        482,679,243
Small Cap Value Fund         179,915         60,778,866

As of October 31, 2003, the Funds did not own securities of their regular broker-dealers.


Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom each Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

DISTRIBUTIONS AND TAXES
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MULTICLASS DISTRIBUTIONS Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DIVIDEND INCOME. Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets):
o     dividends paid by DOMESTIC corporations, and
o     dividends paid by qualified FOREIGN corporations, including:
o     corporations incorporated in a possession of the U.S.,
o corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury
      Department determines is satisfactory (including an exchange of information program), and
o corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.


DISTRIBUTIONS OF CAPITAL GAINS

CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale of its portfolio securities.


Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

SUNSETTING OF PROVISIONS. The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of DIVIDENDS (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of CAPITAL GAINS that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to a Fund's investments in foreign securities.


EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.


PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.


SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.


BACKUP WITHHOLDING By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDENDS For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for reduced rate of taxation, as detailed in the section above labeled "DIVIDEND INCOME." The amount of each Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because a significant portion of the income of each Fund generally is derived from investments in domestic securities, it is anticipated that some or all of the dividends paid by each Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.


INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:


DERIVATIVES. Each Fund is permitted to invest in certain options, including options on securities indices. The Small Cap Value Fund is also permitted to invest in certain futures contracts (including financial futures, options on financial futures and stock index futures contracts), forwards and foreign currency contracts. If either Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

SHORT SALES AND SECURITIES LENDING TRANSACTIONS. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.


TAX STRADDLES. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.


ENHANCED AND SYNTHETIC CONVERTIBLE SECURITIES. Each Fund is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Each Fund is also permitted to invest in synthetic convertible securities comprised of a fixed income security and warrants or options. When combined, these investments achieve the same economic effect as an investment in a traditional convertible security: a desired income stream and the right to acquire shares of the underlying equity security. Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of a synthetic or enhanced convertible security could differ from those of an investment in a traditional convertible security.


STRUCTURED INVESTMENTS. Each Fund also is permitted to invest in entities organized to restructure the investment characteristics of particular groups of securities. For example, each Fund is permitted to invest in structured notes that are designed to give the holder a specific portion of the principal or interest payments that would otherwise be payable in the case of a traditional debt security. A Fund also could invest in a security that is backed by an interest in an underlying group of securities, or is accompanied by a put or other feature that adjusts the burdens and benefits of ownership of the security. By investing in these securities, the Fund could be subject to tax consequences that differ from those of investment in traditional debt or equity securities.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
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The Funds are diversified series of Franklin Value Investors Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on September 11, 1989, and is registered with the SEC.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets if you are held personally liable for obligations of the Funds. The Declaration of Trust provides that the Funds shall, upon request, assume the defense of any claim made against you for any act or obligation of the Funds and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Funds may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Funds, their shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Funds as investment companies, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and each Fund itself is unable to meet its obligations.

The Balance Sheet Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Balance Sheet Fund began offering Class R shares on January 1, 2002. The Small Cap Value Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Small Cap Value Fund began offering Class R shares on August 1, 2002. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Balance Sheet Investment Fund - Class A
o     Franklin Balance Sheet Investment Fund - Class B
o     Franklin Balance Sheet Investment Fund - Class C
o     Franklin Balance Sheet Investment Fund - Class R
o     Franklin Balance Sheet Investment Fund - Advisor Class

o     Franklin Small Cap Value Fund - Class A
o     Franklin Small Cap Value Fund - Class B
o     Franklin Small Cap Value Fund - Class C
o     Franklin Small Cap Value Fund - Class R
o     Franklin Small Cap Value Fund - Advisor Class

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of February 2, 2004, the principal shareholders of the Funds, beneficial or of record, were:

 NAME AND ADDRESS             SHARE CLASS   PERCENTAGE
                                                (%)
 --------------------------------------------------------
 BALANCE SHEET FUND
 The Manufacturers Life            A           14.28
 Insurance Co.
 Attn. Laura Ross STS Acct.
 250 Bloor St. E 7E Fl.
 Toronto ON M4W 1E5
 Canada

 Franklin Templeton Bank &         R            5.65
 Trust TTEE for Defined
 Contribution Svcs.
 Telesensory 401(k)
 Retirement Savings Plan
 P.O. Box 2438 Rancho Cordova, CA
 95741-2438

 JP Morgan Chase Bank              R            6.67
 For NY Medical Alliance PSP
 Attn. Anthony V. Sottile
 3 Chase Metrotech Ctr. 6th
 Fl.
 Brooklyn, NY  11245-0001

 Firnom & Co.                   Advisor        10.42
 100 S. Phillips Ave.
 P.O. Box 5186 Sioux Falls, SD 54117-5186

 Trust Company of Illinois      Advisor        73.40
 45 S. Park Blvd. Ste. 315
 Glen Ellyn, IL  60137-6280

 SMALL CAP VALUE FUND
 Charles Schwab & Co. Inc.         A            5.39
 FBO SPS Advantage
 101 Montgomery St.
 San Francisco, CA
 94104-4122

 Franklin Templeton Bank &         R            5.13
 Trust TTEE for Defined
 Contribution Svcs. for
 Process Plus Retirement
 Savings
 P.O. Box 2438 Rancho Cordova, CA
 95741-2438

 Franklin Templeton Bank &      Advisor         8.31
 Trust TTEE for Defined
 Contribution Svcs.
 Franklin Templeton 401(k)
 P.O. Box 2438
 Rancho Cordova, CA
 95741-2438

 NFSC FEBO U71-000027           Advisor        29.63
 First Command Bank
 Trust Dept.
 P.O. Box 901075 Fort Worth, TX 76101

 Franklin Small Cap Value       Advisor         6.27
 529 Portfolio
 Franklin Templeton 529
 College Savings Plan
 500 E. Broward Blvd. Fl. 13
 Fort Lauderdale, FL
 33394-3091

 Franklin Templeton Bank &      Advisor         8.17
 Trust TTEE for Defined
 Contribution Svcs.
 Franklin Resources Profit
 Sharing Plan
 P.O. Box 2438 Rancho Cordova, CA
 95741-2438


Note: Rupert H. Johnson, Jr., who is an officer of the Trust, serves on the administrative committee of the Franklin Resources, Inc. Profit Sharing 401(k) Plan, which owns shares of the Small Cap Value Fund. In that capacity, he participates in the voting of such shares. Rupert H. Johnson, Jr. disclaims beneficial ownership of any shares of the Funds owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of February 2, 2004, the officers and board members, as a group, owned of record and beneficially 2.41% of Balance Sheet Fund - Advisor Class and 6.52% of Small Cap Value Fund - Advisor Class and less than 1% of the outstanding shares of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
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The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

GROUP PURCHASES As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A  qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to a Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.


For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, each Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees each Fund, Distributors and/or Investor Services may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, each Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U. S. or state government as directed.

PRICING SHARES
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When you buy and sell shares, you pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager.

Each Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

Each Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway,
San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the Fund for acting as underwriter of each Fund's Advisor Class shares.

PERFORMANCE
-------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 1997, the Small Cap Value Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 1997, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, Advisor Class standardized performance quotations are calculated as described below.

Effective March 1, 2001, the Balance Sheet Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to March 1, 2001, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after March 1, 2001, Advisor Class standardized performance quotations are calculated as described below.


AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


The average annual total returns before taxes for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
ADVISOR CLASS        DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   24.80     10.88     12.02      N/A
Small Cap Value
Fund               03/11/96   27.74     10.01      N/A      9.73


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000
           payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). The average annual total returns after taxes on distributions for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
ADVISOR CLASS        DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   24.16     9.88      10.42      N/A
Small Cap Value
Fund               03/11/96   27.74     9.94       N/A      9.47

The following SEC formula was used to calculate these figures:


      n
P(1+T)  = ATV
             D

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATV
    D = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). The average annual total returns after taxes on distributions and redemption for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
ADVISOR CLASS        DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   16.07     8.89      9.64       N/A
Small Cap Value
Fund               03/11/96   18.03     8.68       N/A      8.41


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATV
             DR

where:


P    =     a hypothetical initial payment of $1,000
T    =     average annual total return (after taxes on
           distributions and redemptions)
n    =     number of years
ATV
    DR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 2003, were:

                                1         5        10       SINCE
                   INCEPTION   YEAR     YEARS     YEARS   INCEPTION
ADVISOR CLASS        DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund 04/02/90   24.80     67.61    211.22      N/A
Small Cap Value
Fund               03/11/96   27.74     61.09      N/A     103.31


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of a Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Funds may satisfy your investment goal, advertisements and other materials about the Funds may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged capitalization-weighted index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


o Lipper Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.


o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


o Historical data supplied by the research departments of Credit Suisse First Boston LLC, J.P. Morgan Chase & Co., Citigroup Global Markets, Merrill Lynch, and Lehman Brothers(R).


o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

ADDITIONAL COMPARISONS - SMALL CAP VALUE FUND

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for large and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. SAVINGS & LOAN LEAGUE FACT BOOK.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $336 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.






                  FRANKLIN VALUE INVESTORS TRUST
                        File Nos. 33-31326
                             811-5878
                             FORM N-1A
                              PART C
                         Other Information

      Item 23.  Exhibits.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)       Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated September
                11, 1989
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Balance Sheet Investment Fund dated September 21, 1995
                Filing: Post-Effective Amendment No. 9 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 26, 1995

      (b)  By-laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

           (ii) Amendment dated October 10, 2002 to the By-Laws

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

         (i)    Management Agreement between Registrant on behalf
                of Franklin Balance Sheet Investment Fund and
                Franklin Advisory Services, LLC, dated April 1,
                1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

         (ii) Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin
                Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

         (iii) Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin
                Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

          (iv) Investment Advisory Agreement dated June 1, 2000 between Registrant on behalf of Franklin Large Cap Value
                Fund and Franklin Advisory Services, LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (e)  Underwriting Contracts

          (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors,
                Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (ii)  Forms of Dealer Agreements between
                Franklin/Templeton Distributors, Inc. and
                Securities Dealers, dated March 1, 1998
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

          (ii)  Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 17 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 1998

         (iii)  Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of
                New York dated February 16, 1996

          (iv) Amendment dated September 2, 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

           (v) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

          (vi)  Amended and Restated Foreign Custody Manager
                Agreement between Registrant and Bank of New York as of May 16, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

         (vii) Amendment dated September 2003 to Schedule 1 of the Foreign Custody Manager Agreement

         (viii) Amendment dated October 6, 2003, to Schedule 2 of the Foreign Custody Manager Agreement

          (ix)  Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisory
                Services, LLC and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (ii) Administration Agreement between dated January 1,
                2001 between Registrant on behalf of Franklin
                Large Cap Value Fund and Franklin Templeton
                Services, LLC
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of counsel dated December 14,
                1998
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)       Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

          (i)   Letter of Understanding relating to Initial
                Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989
                Filing: Post-Effective Amendment No. 7 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii)  Letter of Understanding relating to Initial
                Capital of Franklin MicroCap Value Fund dated
                November 29, 1995
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing date: December 1, 1995

          (iii) Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N1-A
                File No. 33-312326
                Filing date: March 8, 1996

          (iv)  Letter of Understanding relating to Initial
                Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996

           (v)  Letter of Understanding relating to Initial
                Capital of Franklin Large Cap Value Fund dated May
                30, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (m)  Rule 12b-l Plan

          (i)   Amended and Restated Distribution Plan between
                Franklin Balance Sheet Investment Fund and
                Franklin/Templeton Distributors, Inc., pursuant to Rule 12b-1 dated July 1, 1993
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii) Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc., dated December 12, 1995
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (iii) Class A Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Small Cap Value Fund and
                Franklin/Templeton Distributors, Inc., dated March
                11, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (iv) Class A Distribution Plan dated June 1, 2000 pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - and Franklin/Templeton Distributors, Inc. dated June 1, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (v) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

           (vi) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - Class B and Franklin/Templeton Distributors, Inc. dated
                June 1, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (vii) Class B Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

        (viii) Class C Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

          (ix) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value and Franklin Small Cap Value Fund and Franklin Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (x) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

           (xi) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund and Franklin Small Cap Value Fund and Franklin/Templeton Distributors, Inc. date August 1, 2002

      (n)  Rule 18f-3 Plan

           (i)  Multiple Class Plan for Franklin MicroCap Value
                Fund June 12, 1996
                Filing: Post-Effective Amendment No. 17 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 1998

           (ii) Multiple Class Plan for Franklin Small Cap Value
                Fund dated May 10, 2002
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2003

          (iii) Multiple Class Plan for Franklin Large Cap Value
                Fund dated May 10, 2002
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2003

           (iv) Multiple Class Plan for Franklin Balance Sheet
                Investment Fund dated October 8, 2001
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 20, 2001

      (p)  Code of Ethics

           (i)  Code of Ethics dated May 2003

      (q)   Power of Attorney

           (i)  Power of Attorney dated November 12, 2002
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2003

Item 24. Persons Controlled by or under Common Control
           with Registrant

           None

Item 25.   Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.


  Item 26. Business and Other Connections of Investment Adviser

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.   Principal Underwriters

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records

The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

Item 29.    Management Services

  There are no management-related service contracts not discussed in Part A or Part B.

Item 30.   Undertakings

      Not Applicable


                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of February, 2004.


                               FRANKLIN VALUE INVESTORS TRUST
                               (Registrant)

                               By: /s/ DAVID P. GOSS
                                   David P. Goss
                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*                Trustee and Chief
William J. Lippman                 Executive Officer-
                                   Investment Management
                                   Dated: February 26, 2004

JIMMY D. GAMBILL*                  Chief Executive Officer-
Jimmy D. Gambill                   Finance and Administration
                                   Dated: February 26, 2004

/s/ DIOMEDES LOO-TAM               Chief Financial Officer
Diomedes Loo-Tam                   Dated: February 26, 2004

FRANK T. CROHN*                    Trustee
Frank T. Crohn                     Dated: February 26, 2004

BURTON J. GREENWALD*               Trustee
Burton J. Greenwald                Dated: February 26, 2004

CHARLES RUBENS, II*                Trustee
Charles Rubens, II                 Dated: February 26, 2004

LEONARD RUBIN*                     Trustee
Leonard Rubin                      Dated: February 26, 2004


*By /s/ DAVID P. GOSS
    David P. Goss, Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)


                  FRANKLIN VALUE INVESTORS TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.           DESCRIPTION                           LOCATION

EX-99.(a)(i)          Agreement and Declaration of Trust       *
                      dated September 11, 1989

EX-99.(a)(ii)         Certificate of Amendment of              *
                      Agreement and Declaration of Trust
                      of Franklin Balance Sheet
                      Investment Fund dated September 21,
                      1995

EX-99.(b)(i)          By-Laws                                  *

EX-99.(b)(ii)         Amendment dated October 10, 2002 to   Attached
                      the By-Laws

EX-99.(d)(i)          Management Agreement between             *
                      Registrant on behalf of Franklin
                      Balance Sheet Investment Fund and
                      Franklin Advisory Services, LLC,
                      dated April 1, 1999

EX-99.(d)(ii)         Management Agreement between             *
                      Registrant on behalf of Franklin
                      MicroCap Value Fund and Franklin
                      Advisory Services, LLC, dated April
                      1, 1999

EX-99.(d)(iii)        Management Agreement between             *
                      Registrant on behalf of Franklin
                      Small Cap Value Fund and Franklin
                      Advisory Services, LLC, dated April
                      1, 1999

EX-99.(d)(iv)         Investment Advisory Agreement dated      *
                      June 1, 2000 between Registrant on
                      behalf of Franklin Large Cap Value
                      Fund and Franklin Advisory Service,
                      LLC

EX-99.(e)(i)          Amended and Restated Distribution        *
                      Agreement between Registrant and
                      Franklin/Templeton Distributors,
                      Inc., dated October 31, 2000

EX-99.(e)(ii)         Forms of Dealer Agreements between       *
                      Franklin/Templeton Distributors,
                      Inc. and Securities Dealers dated
                      March 1, 1998

EX-99.(g)(i)          Master Custody Agreement between         *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.(g)(ii)         Amendment dated May 7, 1997 to           *
                      Master Custody Agreement between
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.(g)(iii)        Amendment dated February 27, 1998     Attached
                      to the Master Custody Agreement
                      between Registrant and Bank of New
                      York dated February 16, 1996

EX-99 (g) (iv)        Amendment dated September 2, 2003,    Attached
                      to Exhibit A of the Master Custody
                      Agreement between Registrant and
                      Bank of New York dated February 16,
                      1996

EX-99 (g) (v)         Amendment dated May 16, 2001, to         *
                      the Master Custody Agreement
                      between Registrant and Bank of New
                      York dated February 16, 1996

EX-99.(g)(vi)         Amended and Restated Foreign             *
                      Custody Manager Agreement between
                      Registrant and Bank of New York
                      dated May 16, 2001

EX-99.(g)vii)         Amendment dated September 2, 2003     Attached
                      to Schedule 1 of the Amended and
                      Restated Foreign Custody Manager
                      Agreement between the Registrant
                      and Bank of New York

EX-99.(g)(viii)       Amendment dated October 6, 2003 to    Attached
                      Schedule 2 of the Amended and
                      Restated Foreign Custody Manager
                      Agreement between the Registrant
                      and Bank of New York

EX-99 (g)(ix)         Terminal Link Agreement between          *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.(h)(i)          Subcontract for Fund Administrative      *
                      Services dated January 1, 2001
                      between Franklin Advisory Services,
                      LLC, and Franklin Templeton
                      Services, LLC

EX-99.(h)(ii)         Administration Agreement dated           *
                      January 1, 2001 between Registrant
                      on behalf of Franklin Large Cap
                      Value Fund and Franklin Templeton
                      Services LLC

EX-99.(i)(i)          Opinion and Consent of counsel           *
                      dated December 14, 1998

EX-99.(j)(i)          Consent of Independent Auditors       Attached

EX-99.(l)(i)          Letter of Understanding relating to      *
                      Initial Capital of Franklin Balance
                      Sheet Investment Fund dated
                      November 17, 1989

EX-99.(l)(ii)         Letter of Understanding relating to      *
                      Initial Capital of Franklin
                      MicroCap Value Fund dated November
                      29, 1995

EX-99.(l)(iii)        Letter of Understanding relating to      *
                      Initial Capital of Franklin Small
                      Cap Value Fund

EX-99.(l)(iv)         Letter of Understanding relating to   Attached
                      Initial Capital of Franklin Small
                      Cap Value Fund - Class C dated
                      August 30, 1996

EX-99.(l)(v)          Letter of Understanding relating to      *
                      Initial Capital of Franklin Large
                      Cap Value Fund dated May 30, 2000

EX-99.(m)(i)          Amended and Restated Distribution        *
                      Plan between Franklin Balance Sheet
                      Investment Fund and
                      Franklin/Templeton Distributors,
                      Inc., pursuant to Rule 12b-1 dated
                      July 1, 1993

EX-99.(m)(ii)         Distribution Plan pursuant to Rule       *
                      12b-1 between Franklin Value
                      Investors Trust on behalf of
                      Franklin MicroCap Value Fund and
                      Franklin/Templeton Distributors,
                      Inc., dated December 12, 1995

EX-99.(m)(iii)        Class A Distribution Plan Pursuant       *
                      to Rule 12b-1 between Franklin
                      Small Cap Value Investors Trust on
                      behalf of Franklin Value Fund and
                      Franklin/Templeton Distributors,
                      Inc., dated March 11, 1996

EX-99.(m)(iv)         Class A Distribution Plan pursuant       *
                      to Rule 12b-1 between Franklin
                      Value Investors Trust on behalf of
                      Franklin Large Cap Value Fund and
                      Franklin Templeton Distributors,
                      Inc. dated June 1, 2000

EX-99.(m)(v)          Class B Distribution Plan pursuant       *
                      to Rule 12b-1 between Franklin
                      Small Cap Value Investors Trust on
                      behalf of Franklin Value Fund and
                      Franklin/ Templeton Distributors,
                      Inc. dated October 16, 1998

EX-99.(m)(vi)         Class B Distribution Plan pursuant       *
                      to Rule 12b-1 between Franklin
                      Value Investors Trust on behalf of
                      Franklin Large Cap Value Fund and
                      Franklin Templeton Distributors,
                      Inc. dated June 1, 2000

EX-99.(m)(vii)        Class B Distribution Plan Pursuant       *
                      to Rule 12b-1 between Franklin
                      Value Investors Trust on behalf of
                      Franklin Balance Sheet Investment
                      Fund and Franklin/Templeton
                      Distributors, Inc. dated March 1,
                      2001

EX-99. (m)(viii)      Class C Distribution Plan Pursuant       *
                      to Rule 12b-1 between Franklin
                      Value Investors Trust on behalf of
                      Franklin Balance Sheet Investment
                      Fund and Franlin/Templeton
                      Distributors, Inc. dated March 1,
                      2001

EX-99.(m)(ix)         Class C Distribution Plan pursuant       *
                      to Rule 12b-1 between Franklin
                      Value Investors Trust on behalf of
                      Franklin Large Cap Value and
                      Franklin Value Fund and Franklin
                      Templeton Distributors, Inc. dated
                      October 31, 2000

EX-99.(m)(x)          Class R Distribution Plan for            *
                      Franklin Balance Sheet Investment
                      Fund  dated January 1, 2002

EX-99.(n)(i)          Multiple Class Plan for Franklin         *
                      MicroCap Value Fund dated June 12,
                      1996

EX-99.(n)(ii)         Multiple Class Plan for Franklin         *
                      Small Cap Value Fund dated May, 10
                      2002

EX-99.(n)(iii)        Multiple Class Plan for Franklin         *
                      Large Cap Value Fund dated May 10,
                      2002

EX-99.(n)(iv)         Multiple Class Plan for Franklin         *
                      Balance Sheet Investment Fund dated
                      October 8, 2001

EX-99.(p)(i)          Code of Ethics dated May 2003         Attached

EX-99.(q)(i)          Power of Attorney dated November         *
                      12, 2002

*Incorporated by Reference